UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01597
Steward Funds, Inc.
(Exact name of registrant as specified in charter)

15375 Memorial Drive
Suite 200
Houston, Texas 77079
(Address of principal executive offices)(Zip code)
John Marten
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 260-9000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.

Steward Covered Call Income Fund
Class A/SCJAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class A/SCJAX)	$ 66	1.25% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 92,193,742
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	65%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Covered Call Income Fund
Class C/SCJCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Class C/SCJCX)	$ 105	2.00% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 92,193,742
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	65%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Covered Call Income Fund
Institutional Class/SCJIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Covered Call Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Covered Call Income Fund (Institutional Class/SCJIX)	$ 53	1.00% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 92,193,742
Total number of portfolio holdings	184
Portfolio turnover rate as of the end of the reporting period	65%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Equity Market Neutral Fund
Class A/SMNAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Class A/SMNAX)	$ 118	2.34% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 106,982,017
Total number of portfolio holdings	218
Portfolio turnover rate as of the end of the reporting period	61%
What did the Fund invest in?
The table below shows the investment makeup of the Fund, representing the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Equity Market Neutral Fund
Institutional Class/SMNIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Equity Market Neutral Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Equity Market Neutral Fund (Institutional Class/SMNIX)	$ 105	2.08% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 106,982,017
Total number of portfolio holdings	218
Portfolio turnover rate as of the end of the reporting period	61%
What did the Fund invest in?
The table below shows the investment makeup of the Fund,
representing
the percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus
, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial
reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Global Equity Income Fund
Class A/SGIDX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class A/SGIDX)	$ 66	1.26% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Global Equity Income Fund
Class C/SGIFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six
months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class C/SGIFX)	$ 104	2.00% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Global Equity Income Fund
Class R6/SGIGX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Class R6/SGIGX)	$ 47	0.90% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Global Equity Income Fund
Institutional Class/SGISX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Global Equity Income Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Global Equity Income Fund (Institutional Class/SGISX)	$ 52	1.00% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 382,957,419
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	16%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.1%
Cigna Group (The)	2.6%
McDonald's Corp.	2.5%
Texas Instruments, Inc.	2.2%
Gap, Inc. (The)	2.2%
Paychex, Inc.	1.9%
ASE Industrial Holding Co. Ltd., ADR	1.9%
Juniper Networks, Inc.	1.9%
International Business Machines Corp.	1.9%
NatWest Group PLC, Sponsored ADR	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward International Enhanced Index Fund
Class A/SNTKX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class A/SNTKX)	$ 54	1.05% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 201,036,030
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	55%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward International Enhanced Index Fund
Class R6/SNTFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Class R6/SNTFX)	$ 35	0.67% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 201,036,030
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	55%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward International Enhanced Index Fund
Institutional Class/SNTCX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward International Enhanced Index Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward International Enhanced Index Fund (Institutional Class/SNTCX)	$ 40	0.78% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 201,036,030
Total number of portfolio holdings	103
Portfolio turnover rate as of the end of the reporting period	55%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Unilever PLC, Sponsored ADR	6.3%
SAP SE, Sponsored ADR	6.1%
Shell PLC, ADR	5.2%
ASML Holding N.V., Sponsored NYS	5.0%
RELX PLC, Sponsored ADR	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3.6%
HSBC Holdings PLC, Sponsored ADR	3.4%
TotalEnergies SE, Sponsored ADR	3.2%
BHP Group Ltd., Sponsored ADR	2.9%
Sony Group Corp., Sponsored ADR	2.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Large Cap Core Fund
Class A/SJCAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class A/SJCAX)	$ 54	1.00% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 140,026,994
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	42%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings
and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Large Cap Core Fund
Class R6/SJCRX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Class R6/SJCRX)	$ 40	0.75% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 140,026,994
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	42%
What did the Fund invest in?
The tables below show the investment
makeup
of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Large Cap Core Fund
Institutional Class/SJCIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Large Cap Core Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Core Fund (Institutional Class/SJCIX)	$ 40	0.75% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 140,026,994
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	42%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN
HOLDINGS
Apple, Inc.	5.5%
NVIDIA Corp.	5.0%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	2.6%
Amazon.com, Inc.	2.4%
Visa, Inc., Class A	1.9%
Mastercard, Inc., Class A	1.8%
Salesforce, Inc.	1.7%
Adobe, Inc.	1.4%
American Express Co.	1.3%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Large Cap Growth Fund
Class A/SJGAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Class A/SJGAX)	$ 54	1.00% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 167,406,966
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	45%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	10.3%
Apple, Inc.	8.8%
Microsoft Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	1.8%
Adobe, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information
at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Large Cap Growth Fund
Institutional Class/SJGIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Large Cap Growth Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Growth Fund (Institutional Class/SJGIX)	$ 41	0.75% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 167,406,966
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	45%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	10.3%
Apple, Inc.	8.8%
Microsoft Corp.	5.3%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc., Class A	3.7%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.7%
Broadcom, Inc.	1.8%
Adobe, Inc.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting
information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Large Cap Value Fund
Class A/SJVAX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Class A/SJVAX)	$ 54	1.00% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 70,196,351
Total number of portfolio holdings	90
Portfolio turnover rate as of the end of the reporting period	70%
What did the Fund invest in?
The tables below show the investment
makeup
of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	2.3%
Walmart, Inc.	2.2%
Bank of America Corp.	2.1%
International Business Machines Corp.	1.8%
Verizon Communications, Inc.	1.7%
AT&T, Inc.	1.7%
NextEra Energy, Inc.	1.7%
Lowe’s Cos., Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Gilead Sciences, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Large Cap Value Fund
Institutional Class/SJVIX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Large Cap Value Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Large Cap Value Fund (Institutional Class/SJVIX)	$ 40	0.75% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 70,196,351
Total number of portfolio holdings	90
Portfolio turnover rate as of the end of the reporting period	70%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Berkshire Hathaway, Inc., Class B	2.3%
Walmart, Inc.	2.2%
Bank of America Corp.	2.1%
International Business Machines Corp.	1.8%
Verizon Communications, Inc.	1.7%
AT&T, Inc.	1.7%
NextEra Energy, Inc.	1.7%
Lowe’s Cos., Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Gilead Sciences, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Select Bond Fund
Class A/SEAKX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Class A/SEAKX)	$ 49	0.96% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 204,062,755
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	15%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the
net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.3%
QUALCOMM, Inc.	1.9%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.8%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
American Express Co.	1.4%
PayPal Holdings, Inc.	1.4%
Valero Energy Corp.	1.4%
NIKE, Inc.	1.3%
Visa, Inc.	1.3%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial
information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Select Bond Fund
Institutional Class/SEACX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Select Bond Fund (“Fund”) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Select Bond Fund (Institutional Class/SEACX)	$ 36	0.70% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 204,062,755
Total number of portfolio holdings	152
Portfolio turnover rate as of the end of the reporting period	15%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional Treasury Portfolio (Premier Class)	2.3%
QUALCOMM, Inc.	1.9%
U.S. Treasury Bonds, 4.00%, 11/15/42	1.8%
L3Harris Technologies, Inc.	1.5%
U.S. Treasury Notes, 4.00%, 07/31/30	1.4%
American Express Co.	1.4%
PayPal Holdings, Inc.	1.4%
Valero Energy Corp.	1.4%
NIKE, Inc.	1.3%
Visa, Inc.	1.3%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy
voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Values Enhanced Large Cap Fund
Class A/SEEKX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index

Fund) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class A/SEEKX)	$ 46	0.85% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 251,755,788
Total number of portfolio holdings	433
Portfolio turnover rate as of the end of the reporting period	17%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information
at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Values Enhanced Large Cap Fund
Class R6/SEEHX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index

Fund) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Class R6/SEEHX)	$ 27	0.50% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 251,755,788
Total number of portfolio holdings	433
Portfolio turnover rate as of the end of the reporting period	17%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets
of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications
to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Values Enhanced Large Cap Fund
Institutional Class/SEECX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Values Enhanced Large Cap Fund (“Fund”) (formerly Steward Values-Focused Large Cap Enhanced Index

Fund) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Large Cap Fund (Institutional Class/SEECX)	$ 32	0.60% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 251,755,788
Total number of portfolio holdings	433
Portfolio turnover rate as of the end of the reporting period	17%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	7.0%
NVIDIA Corp.	7.0%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.6%
Alphabet, Inc., Class A	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Large Cap Enhanced Index Fund to Steward Values Enhanced Large Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy
voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Values Enhanced Small-Mid Cap Fund
Class A/TRDFX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class A/TRDFX)	$ 43	0.82% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 215,533,293
Total number of portfolio holdings	957
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the Fund.
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Values Enhanced Small-Mid Cap Fund
Class R6
/
SSMOX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This
semi-annual shareholder report
contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at
888-845-6910
.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Class R6/SSMOX)	$ 27	0.51% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 215,533,293
Total number of portfolio holdings	957
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Steward Values Enhanced Small-Mid Cap Fund
Institutional Class/SCECX
SEMI-ANNUAL SHAREHOLDER REPORT | October 31, 2024
This semi-annual shareholder report contains important information about the Steward Values Enhanced Small-Mid Cap Fund (“Fund”) (formerly Steward Values-Focused Small-Mid Cap Enhanced Index Fund) for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Steward Values Enhanced Small-Mid Cap Fund (Institutional Class/SCECX)	$ 32	0.61% (1)
(1)	Annualized.
Key Fund Statistics
Fund net assets	$ 215,533,293
Total number of portfolio holdings	957
Portfolio turnover rate as of the end of the reporting period	13%
What did the Fund invest in?
The tables below show the investment makeup of the Fund, representing the percentage of the net assets of the
Fund
.
TOP TEN HOLDINGS
Texas Pacific Land Corp.	0.6%
Illumina, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Williams-Sonoma, Inc.	0.5%
Dynatrace, Inc.	0.5%
US Foods Holding Corp.	0.5%
United Therapeutics Corp.	0.5%
Chesapeake Energy Corp.	0.5%
Manhattan Associates, Inc.	0.4%
Interactive Brokers Group, Inc., Class A	0.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
This is a summary of certain changes to the Fund since May 1, 2024. For more comprehensive information, you
may review the Fund's prospectus and any applicable supplements at
crossmarkglobal.com/stewardfunds/
or by contacting 888-845-6910.
Effective August 28, 2024, the name of the Fund was changed from Steward Values-Focused Small-Mid Cap Enhanced Index Fund to Steward Values Enhanced Small-Mid Cap Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information at
crossmarkglobal.com/stewardfunds/
. You can also request this information by contacting us at 888-845-6910.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-845-6910 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
crossmarkglobal.com/stewardfunds/
.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Investments.

(a) The schedules of investments are included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b)  The Financial Statements and Financial Highlights are included herewith.

CROSSMARKGLOBAL.COM
October 31, 2024

STEWARD FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS - 102.2%

AEROSPACE & DEFENSE - 3.9%
Boeing Co. (The)(a)	2,800	$418,068
General Dynamics Corp.	2,700	787,347
General Electric Co.	6,500	1,116,570
Lockheed Martin Corp.	1,300	709,865
RTX Corp.	4,800	580,752
		3,612,602
AIR FREIGHT & LOGISTICS - 1.2%
FedEx Corp.	1,700	465,545
United Parcel Service, Inc., Class B	4,900	656,894
		1,122,439
AUTOMOBILES - 2.1%
Ford Motor Co.	15,800	162,582
General Motors Co.	4,200	213,192
Tesla, Inc.(a)	6,300	1,574,055
		1,949,829
BANKS - 4.2%
Bank of America Corp.	20,100	840,582
Citigroup, Inc.	6,600	423,522
JPMorgan Chase & Co.	7,100	1,575,632
U.S. Bancorp	9,800	473,438
Wells Fargo & Co.	9,100	590,772
		3,903,946
BEVERAGES - 2.6%
Coca-Cola Co. (The)	21,600	1,410,696
PepsiCo, Inc.	6,000	996,480
		2,407,176
BIOTECHNOLOGY - 1.5%
Amgen, Inc.	2,500	800,400
Gilead Sciences, Inc.	7,000	621,740
		1,422,140
BROADLINE RETAIL - 4.1%
Amazon.com, Inc.(a)	20,300	3,783,920

CAPITAL MARKETS - 4.0%
Bank of New York Mellon Corp. (The)	8,100	610,416
Blackrock, Inc.	1,100	1,079,133
Charles Schwab Corp. (The)	5,500	389,565
Goldman Sachs Group, Inc. (The)	1,700	880,243
Morgan Stanley	6,200	720,750
		3,680,107
CHEMICALS - 1.8%
Dow, Inc.	11,300	557,994
Linde PLC	2,500	1,140,375
		1,698,369
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	19,600	$1,073,492

CONSUMER FINANCE - 1.3%
American Express Co.	2,600	702,208
Capital One Financial Corp.	2,900	472,091
		1,174,299
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.2%
Costco Wholesale Corp.	1,600	1,398,688
Target Corp.	2,700	405,108
Walmart, Inc.	14,400	1,180,080
		2,983,876
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
AT&T, Inc.	10,400	234,416
Verizon Communications, Inc.	9,600	404,448
		638,864
ELECTRIC UTILITIES - 2.8%
Duke Energy Corp.	7,300	841,471
NextEra Energy, Inc.	7,800	618,150
Southern Co. (The)	12,100	1,101,463
		2,561,084
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.	5,500	595,485

ENTERTAINMENT - 1.5%
Netflix, Inc.(a)	1,100	831,633
Walt Disney Co. (The)	5,300	509,860
		1,341,493
FINANCIAL SERVICES - 5.9%
Berkshire Hathaway, Inc., Class B(a)	4,800	2,164,416
Mastercard, Inc., Class A	2,700	1,348,893
PayPal Holdings, Inc.(a)	5,500	436,150
Visa, Inc., Class A	5,100	1,478,235
		5,427,694
FOOD PRODUCTS - 0.8%
Kraft Heinz Co. (The)	3,000	100,380
Mondelez International, Inc., Class A	9,900	677,952
		778,332
GROUND TRANSPORTATION - 0.8%
Union Pacific Corp.	3,100	719,417

HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
Abbott Laboratories	8,500	963,645
Medtronic PLC	9,200	821,100
		1,784,745
HEALTH CARE PROVIDERS & SERVICES - 0.4%
CVS Health Corp.	5,700	321,822

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value

HOTELS, RESTAURANTS & LEISURE - 2.2%
Booking Holdings, Inc.	100	$467,625
McDonald's Corp.	3,600	1,051,596
Starbucks Corp.	4,900	478,730
		1,997,951
HOUSEHOLD PRODUCTS - 2.1%
Colgate-Palmolive Co.	6,200	581,002
Procter & Gamble Co. (The)	8,000	1,321,440
		1,902,442
INDUSTRIAL CONGLOMERATES - 1.6%
3M Co.	5,100	655,197
Honeywell International, Inc.	4,100	843,288
		1,498,485
INSURANCE - 1.4%
American International Group, Inc.	7,400	561,512
MetLife, Inc.	9,700	760,674
		1,322,186
INTERACTIVE MEDIA & SERVICES - 7.3%
Alphabet, Inc., Class A	13,300	2,275,763
Alphabet, Inc., Class C†	10,400	1,795,976
Meta Platforms, Inc., Class A	4,600	2,610,868
		6,682,607
IT SERVICES - 1.6%
Accenture PLC, Class A	2,400	827,568
International Business Machines Corp.	3,100	640,832
		1,468,400
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Danaher Corp.	3,900	958,074

MACHINERY - 1.6%
Caterpillar, Inc.	2,500	940,500
Deere & Co.	1,400	566,566
		1,507,066
MEDIA - 1.0%
Charter Communications, Inc., Class A(a)	1,000	327,610
Comcast Corp., Class A	13,200	576,444
		904,054
OIL, GAS & CONSUMABLE FUELS - 3.1%
Chevron Corp.	5,300	788,746
ConocoPhillips	6,200	679,148
Exxon Mobil Corp.	12,000	1,401,360
		2,869,254
PHARMACEUTICALS - 1.9%
Eli Lilly & Co.	2,100	1,742,454

	Shares	Value
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.9%
Simon Property Group, Inc.	4,800	$811,776

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
Advanced Micro Devices, Inc.(a)	6,500	936,455
Broadcom, Inc.	11,600	1,969,332
Intel Corp.	15,600	335,712
NVIDIA Corp.	38,700	5,137,812
QUALCOMM, Inc.	6,100	992,897
Texas Instruments, Inc.	6,800	1,381,488
		10,753,696
SOFTWARE - 9.0%
Adobe, Inc.(a)	1,700	812,736
Intuit, Inc.	2,100	1,281,630
Microsoft Corp.	10,500	4,266,675
Oracle Corp.	5,000	839,200
Salesforce, Inc.	3,900	1,136,343
		8,336,584
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 0.5%
American Tower Corp.	2,200	469,788

SPECIALTY RETAIL - 2.4%
Home Depot, Inc. (The)	3,300	1,299,375
Lowe’s Cos., Inc.	3,300	864,039
		2,163,414
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.7%
Apple, Inc.	19,200	4,337,472

TEXTILES, APPAREL & LUXURY GOODS - 0.5%
NIKE, Inc., Class B	6,000	462,780

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
T-Mobile U.S., Inc.	4,600	1,026,536

TOTAL COMMON STOCKS (COST $89,806,041)		94,196,150
MONEY MARKET FUND - 0.8%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(b)	751,153	751,153
TOTAL MONEY MARKET FUND (COST $751,153)		751,153
TOTAL INVESTMENTS (COST $90,557,194) - 103.0%		94,947,303

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Value
WRITTEN CALL OPTIONS - (3.1)% (PREMIUMS RECEIVED ($2,438,276))	$(2,863,880)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	110,319
NET ASSETS - 100.0%	$92,193,742

Securities in this Fund are pledged as collateral for call options written.
†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of October 31, 2024 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	45	$(607,500)	$135.00	1/17/25	$(15,750)
Abbott Laboratories	Call	85	(935,000)	110.00	11/15/24	(43,775)
Accenture PLC, Class A	Call	20	(700,000)	350.00	11/15/24	(9,600)
Adobe, Inc.	Call	15	(802,500)	535.00	12/20/24	(13,770)
Advanced Micro Devices, Inc.	Call	60	(1,020,000)	170.00	1/17/25	(25,200)
Alphabet, Inc., Class A	Call	90	(1,485,000)	165.00	12/20/24	(110,700)
Amazon.com, Inc.	Call	185	(3,515,000)	190.00	11/15/24	(124,320)
American Express Co.	Call	20	(580,000)	290.00	12/20/24	(8,540)
American International Group, Inc.	Call	70	(542,500)	77.50	11/15/24	(12,075)
American Tower Corp.	Call	20	(460,000)	230.00	1/17/25	(6,800)
Amgen, Inc.	Call	20	(690,000)	345.00	12/20/24	(19,500)
Apple, Inc.	Call	175	(4,112,500)	235.00	12/20/24	(99,925)
AT&T, Inc.	Call	100	(230,000)	23.00	1/17/25	(7,350)
Bank of America Corp.	Call	155	(620,000)	40.00	12/20/24	(44,795)
Bank of New York Mellon Corp. (The)	Call	75	(581,250)	77.50	1/17/25	(21,000)
Berkshire Hathaway, Inc., Class B	Call	45	(2,160,000)	480.00	1/17/25	(27,000)
BlackRock, Inc.	Call	10	(900,000)	900.00	11/15/24	(87,600)
Boeing Co. (The)	Call	25	(412,500)	165.00	1/17/25	(13,750)
Booking Holdings, Inc.	Call	1	(50,000)	500.00	12/20/24	(29,020)
Broadcom, Inc.	Call	100	(2,050,000)	205.00	1/17/25	(39,000)
Capital One Financial Corp.	Call	20	(290,000)	145.00	11/15/24	(39,900)
Caterpillar, Inc.	Call	20	(720,000)	360.00	11/15/24	(42,750)
Charles Schwab Corp. (The)	Call	45	(315,000)	70.00	1/17/25	(20,137)
Charter Communications, Inc., Class A	Call	7	(259,000)	370.00	12/20/24	(5,670)
Chevron Corp.	Call	50	(750,000)	150.00	11/15/24	(17,000)
Cisco Systems, Inc.	Call	175	(962,500)	55.00	1/17/25	(43,400)
Citigroup, Inc.	Call	40	(240,000)	60.00	11/15/24	(18,680)
Coca-Cola Co. (The)	Call	200	(1,400,000)	70.00	1/17/25	(9,800)
Colgate-Palmolive Co.	Call	55	(550,000)	100.00	1/17/25	(6,600)
Comcast Corp., Class A	Call	115	(488,750)	42.50	1/17/25	(33,350)
ConocoPhillips	Call	55	(632,500)	115.00	1/17/25	(19,525)
Costco Wholesale Corp.	Call	10	(935,000)	935.00	12/20/24	(13,430)
CVS Health Corp.	Call	50	(312,500)	62.50	2/21/25	(11,100)
Danaher Corp.	Call	35	(945,000)	270.00	1/17/25	(11,375)
Deere & Co.	Call	10	(450,000)	450.00	1/17/25	(6,700)
Dow, Inc.	Call	100	(550,000)	55.00	3/21/25	(8,800)
Duke Energy Corp.	Call	37	(388,500)	105.00	11/15/24	(38,850)
Eli Lilly & Co.	Call	15	(1,275,000)	850.00	12/20/24	(51,600)
Emerson Electric Co.	Call	45	(495,000)	110.00	12/20/24	(18,450)
Exxon Mobil Corp.	Call	100	(1,200,000)	120.00	12/20/24	(29,300)
FedEx Corp.	Call	15	(435,000)	290.00	1/17/25	(13,688)
Ford Motor Co.	Call	125	(137,500)	11.00	1/17/25	(4,000)
General Dynamics Corp.	Call	25	(800,000)	320.00	2/21/25	(9,125)
General Electric Co.	Call	50	(900,000)	180.00	12/20/24	(24,000)
General Motors Co.	Call	35	(157,500)	45.00	11/15/24	(21,087)

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Gilead Sciences, Inc.	Call	65	$(585,000)	$90.00	1/17/25	$(25,545)
Goldman Sachs Group, Inc. (The)	Call	10	(500,000)	500.00	11/15/24	(24,725)
Home Depot, Inc. (The)	Call	30	(1,290,000)	430.00	1/17/25	(19,500)
Honeywell International, Inc.	Call	35	(735,000)	210.00	12/20/24	(15,400)
Intel Corp.	Call	140	(350,000)	25.00	2/21/25	(26,040)
International Business Machines Corp.	Call	25	(550,000)	220.00	1/17/25	(8,250)
Intuit, Inc.	Call	15	(975,000)	650.00	12/20/24	(24,150)
JPMorgan Chase & Co.	Call	60	(1,320,000)	220.00	1/17/25	(73,500)
Kraft Heinz Co. (The)	Call	25	(87,500)	35.00	1/17/25	(1,438)
Linde PLC	Call	20	(960,000)	480.00	11/15/24	(2,500)
Lockheed Martin Corp.	Call	10	(600,000)	600.00	1/17/25	(4,400)
Lowe’s Cos., Inc.	Call	30	(840,000)	280.00	12/20/24	(14,010)
Mastercard, Inc., Class A	Call	20	(1,030,000)	515.00	12/20/24	(18,900)
McDonald's Corp.	Call	30	(915,000)	305.00	12/20/24	(10,650)
Medtronic PLC	Call	85	(701,250)	82.50	11/15/24	(56,737)
Meta Platforms, Inc., Class A	Call	40	(2,520,000)	630.00	12/20/24	(34,000)
MetLife, Inc.	Call	85	(637,500)	75.00	12/20/24	(42,925)
Microsoft Corp.	Call	90	(3,915,000)	435.00	11/15/24	(11,790)
Mondelez International, Inc., Class A	Call	95	(688,750)	72.50	1/17/25	(8,313)
Morgan Stanley	Call	55	(577,500)	105.00	12/20/24	(70,950)
Netflix, Inc.	Call	10	(800,000)	800.00	12/20/24	(14,050)
NextEra Energy, Inc.	Call	70	(577,500)	82.50	12/20/24	(14,910)
NIKE, Inc., Class B	Call	50	(437,500)	87.50	1/17/25	(7,250)
NVIDIA Corp.	Call	365	(5,292,500)	145.00	12/20/24	(250,025)
Oracle Corp.	Call	45	(810,000)	180.00	12/20/24	(22,612)
PayPal Holdings, Inc.	Call	45	(303,750)	67.50	11/15/24	(54,405)
PepsiCo, Inc.	Call	55	(962,500)	175.00	1/17/25	(10,945)
Procter & Gamble Co. (The)	Call	75	(1,312,500)	175.00	1/17/25	(14,475)
QUALCOMM, Inc.	Call	55	(1,045,000)	190.00	12/20/24	(16,225)
Raytheon Technologies Corp.	Call	45	(585,000)	130.00	1/17/25	(6,863)
Salesforce, Inc.	Call	30	(810,000)	270.00	11/15/24	(71,010)
Simon Property Group, Inc.	Call	45	(697,500)	155.00	11/15/24	(71,100)
Southern Co. (The)	Call	100	(850,000)	85.00	11/15/24	(66,000)
Starbucks Corp.	Call	45	(472,500)	105.00	1/17/25	(9,225)
Target Corp.	Call	25	(375,000)	150.00	11/15/24	(11,050)
Tesla, Inc.	Call	55	(1,320,000)	240.00	11/15/24	(94,187)
Texas Instruments, Inc.	Call	60	(1,320,000)	220.00	1/17/25	(30,420)
T-Mobile U.S., Inc.	Call	40	(780,000)	195.00	11/15/24	(113,800)
U.S. Bancorp	Call	90	(427,500)	47.50	12/20/24	(24,030)
Union Pacific Corp.	Call	25	(625,000)	250.00	1/17/25	(7,563)
United Parcel Service, Inc., Class B	Call	45	(607,500)	135.00	11/15/24	(10,665)
Verizon Communications, Inc.	Call	90	(405,000)	45.00	3/21/25	(9,270)
Visa, Inc., Class A	Call	45	(1,282,500)	285.00	11/15/24	(39,600)
Walmart, Inc.	Call	135	(1,147,500)	85.00	12/20/24	(29,700)
Walt Disney Co. (The)	Call	45	(450,000)	100.00	11/15/24	(11,790)

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	80	$(440,000)	$55.00	11/15/24	$(81,200)
(Premiums received $2,438,276)						$(2,863,880)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
COMMON STOCKS - 85.9%

AIR FREIGHT & LOGISTICS - 1.0%
Expeditors International of Washington, Inc.(a)	9,000	$1,071,000

AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.(a)	32,000	1,076,160

AUTOMOBILES - 0.7%
Harley-Davidson, Inc.(a)	24,300	776,385

BANKS - 1.7%
Citizens Financial Group, Inc.(a)	10,000	421,200
Fifth Third Bancorp(a)	19,900	869,232
PNC Financial Services Group, Inc. (The)(a)	2,600	489,502
		1,779,934
BEVERAGES - 0.9%
Coca-Cola Co. (The)(a)	15,000	979,650

BIOTECHNOLOGY - 1.0%
Gilead Sciences, Inc.(a)	12,300	1,092,486

BROADLINE RETAIL - 0.9%
Macy's, Inc.(a)	60,000	920,400

BUILDING PRODUCTS - 1.0%
Trane Technologies PLC(a)	3,000	1,110,480

CAPITAL MARKETS - 2.7%
Bank of New York Mellon Corp. (The)(a)	14,000	1,055,040
Janus Henderson Group PLC(a)	23,500	970,785
Moody's Corp.(a)	2,000	908,080
		2,933,905
COMMERCIAL SERVICES & SUPPLIES - 2.9%
Cintas Corp.(a)	5,000	1,029,050
Tetra Tech, Inc.(a)	22,000	1,075,360
Veralto Corp.(a)	10,000	1,021,900
		3,126,310
CONSUMER FINANCE - 3.7%
American Express Co.(a)	4,000	1,080,320
Capital One Financial Corp.(a)	5,400	879,066
Discover Financial Services(a)	6,700	994,481
Synchrony Financial(a)	18,700	1,031,118
		3,984,985
	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Kroger Co. (The)(a)	14,100	$786,357
Target Corp.(a)	3,000	450,120
		1,236,477
CONTAINERS & PACKAGING - 0.7%
Berry Global Group, Inc.(a)	11,200	789,040

DIVERSIFIED CONSUMER SERVICES - 1.6%
Grand Canyon Education, Inc.(a)(b)	4,700	644,417
H&R Block, Inc.(a)	17,000	1,015,410
		1,659,827
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Verizon Communications, Inc.(a)	17,700	745,701

ELECTRICAL EQUIPMENT - 0.9%
Acuity Brands, Inc.(a)	3,300	992,277

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.0%
Avnet, Inc.(a)	20,000	1,084,200

ENTERTAINMENT - 1.1%
Electronic Arts, Inc.(a)	8,000	1,206,800

FINANCIAL SERVICES - 4.6%
Fidelity National Information Services, Inc.(a)	12,000	1,076,760
Mastercard, Inc., Class A(a)	2,100	1,049,139
PayPal Holdings, Inc.(a)(b)	12,300	975,390
Visa, Inc., Class A(a)	4,000	1,159,400
Western Union Co. (The)(a)	59,200	636,992
		4,897,681
FOOD PRODUCTS - 1.9%
Bunge Global SA(a)	12,000	1,008,240
General Mills, Inc.(a)	15,000	1,020,300
		2,028,540
GROUND TRANSPORTATION - 1.1%
Landstar System, Inc.(a)	1,000	175,770
Ryder System, Inc.(a)	6,700	980,076
		1,155,846
HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
Hologic, Inc.(b)	11,000	889,570

HEALTH CARE PROVIDERS & SERVICES - 5.5%
Cardinal Health, Inc.(a)	10,000	1,085,200

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Cencora, Inc.(a)	5,000	$1,140,400
Cigna Group (The)(a)	3,000	944,430
DaVita, Inc.(a)(b)	5,700	796,917
McKesson Corp.(a)	2,000	1,001,180
Premier, Inc., Class A(a)	43,800	882,570
		5,850,697
HOTELS, RESTAURANTS & LEISURE - 2.1%
Booking Holdings, Inc.(a)	300	1,402,875
Travel + Leisure Co.(a)	17,200	822,332
		2,225,207
HOUSEHOLD DURABLES - 1.0%
TopBuild Corp.(b)	3,000	1,060,140

HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Co.(a)	11,000	1,030,810
Kimberly-Clark Corp.(a)	7,000	939,260
		1,970,070
INSURANCE - 4.7%
Hartford Financial Services Group, Inc. (The)(a)	9,000	993,960
MetLife, Inc.(a)	10,500	823,410
Primerica, Inc.(a)	4,000	1,107,240
Progressive Corp. (The)(a)	4,500	1,092,735
Prudential Financial, Inc.(a)	1,400	171,472
Unum Group(a)	13,300	853,594
		5,042,411
INTERACTIVE MEDIA & SERVICES - 0.2%
Match Group, Inc.(a)(b)	5,000	180,150

IT SERVICES - 3.2%
GoDaddy, Inc., Class A(a)(b)	7,000	1,167,600
International Business Machines Corp.(a)	4,900	1,012,928
Twilio, Inc., Class A(a)(b)	15,000	1,209,750
		3,390,278
LEISURE PRODUCTS - 3.0%
Hasbro, Inc.(a)	16,000	1,050,080
Mattel, Inc.(a)(b)	56,000	1,141,280
YETI Holdings, Inc.(a)(b)	30,000	1,056,300
		3,247,660
LIFE SCIENCES TOOLS & SERVICES - 2.6%
Agilent Technologies, Inc.(a)	8,000	1,042,480
Mettler-Toledo International, Inc.(a)(b)	700	904,225
QIAGEN N.V.(a)(b)	20,000	842,000
		2,788,705
MACHINERY - 0.7%
Deere & Co.(a)	1,900	768,911

	Shares	Value
PHARMACEUTICALS - 0.0%
Organon & Co.(a)	2,000	$37,560

PROFESSIONAL SERVICES - 3.2%
Automatic Data Processing, Inc.(a)	4,000	1,156,960
FTI Consulting, Inc.(a)(b)	3,000	585,240
Genpact Ltd.(a)	18,000	687,060
ManpowerGroup, Inc.(a)	15,000	942,750
		3,372,010
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
CBRE Group, Inc., Class A(a)(b)	8,900	1,165,633
Jones Lang LaSalle, Inc.(a)(b)	4,000	1,083,840
		2,249,473
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
Cirrus Logic, Inc.(a)(b)	9,000	988,380
NVIDIA Corp.(a)	5,000	663,800
QUALCOMM, Inc.(a)	6,000	976,620
		2,628,800
SOFTWARE - 6.9%
Dropbox, Inc., Class A(a)(b)	34,100	881,485
Dynatrace, Inc.(a)(b)	20,000	1,076,000
Fortinet, Inc.(b)	4,000	314,640
Gen Digital, Inc.(a)	40,000	1,164,400
Intuit, Inc.(a)	2,000	1,220,600
Palo Alto Networks, Inc.(a)(b)	2,000	720,660
Pegasystems, Inc.(a)	11,000	873,840
Salesforce, Inc.(a)	3,600	1,048,932
Zoom Video Communications, Inc., Class A(a)(b)	1,000	74,740
		7,375,297
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.9%
American Tower Corp.(a)	5,000	1,067,700
Iron Mountain, Inc.(a)	8,000	989,840
		2,057,540
SPECIALTY RETAIL - 3.6%
Dick's Sporting Goods, Inc.(a)	5,000	978,750
Gap, Inc. (The)(a)	41,000	851,570
Lowe’s Cos., Inc.(a)	3,900	1,021,137
Williams-Sonoma, Inc.(a)	7,000	938,910
		3,790,367
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.4%
Hewlett Packard Enterprise Co.(a)	39,500	769,855
HP, Inc.(a)	22,000	781,440
NetApp, Inc.(a)	9,000	1,037,790
		2,589,085
TEXTILES, APPAREL & LUXURY GOODS - 4.3%
Columbia Sportswear Co.(a)	13,000	1,046,110

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
Crocs, Inc.(a)(b)	10,000	$1,078,200
PVH Corp.(a)	7,500	738,450
Ralph Lauren Corp.(a)	6,000	1,187,580
Tapestry, Inc.(a)	10,300	488,735
		4,539,075
TRADING COMPANIES & DISTRIBUTORS - 1.1%
WESCO International, Inc.(a)	6,000	1,151,820

TOTAL COMMON STOCKS (COST $81,022,723)		91,852,910
MONEY MARKET FUNDS - 12.4%
Fidelity Government Cash Reserves, 4.51%(c)	3,164,815	3,164,815
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(c)	10,122,449	10,122,449
TOTAL MONEY MARKET FUNDS (COST $13,287,264)		13,287,264
TOTAL INVESTMENTS (COST $94,309,987) - 98.3%		105,140,174

COMMON STOCKS SOLD SHORT - (84.0)%

AEROSPACE & DEFENSE - (4.8)%
Axon Enterprise, Inc.	(2,500)	(1,058,750)
Boeing Co. (The)	(6,000)	(895,860)
HEICO Corp., Class A	(5,000)	(960,050)
Loar Holdings, Inc.	(7,000)	(603,260)
Mercury Systems, Inc.	(18,200)	(588,770)
Spirit AeroSystems Holdings, Inc., Class A	(33,000)	(1,068,210)
		(5,174,900)
AUTOMOBILE COMPONENTS - (0.8)%
QuantumScape Corp.	(163,000)	(839,450)
AUTOMOBILES - (0.9)%
Tesla, Inc.	(4,000)	(999,400)
BANKS - (0.7)%
New York Community Bancorp, Inc.	(70,433)	(712,782)
BEVERAGES - (3.1)%
Brown-Forman Corp., Class B	(23,000)	(1,012,690)
Celsius Holdings, Inc.	(9,800)	(294,784)
Constellation Brands, Inc., Class A	(4,000)	(929,360)
Monster Beverage Corp.	(20,000)	(1,053,600)
		(3,290,434)
BIOTECHNOLOGY - (3.7)%
Apellis Pharmaceuticals, Inc.	(14,800)	(403,448)
BioMarin Pharmaceutical, Inc.	(14,000)	(922,460)
	Shares	Value
Natera, Inc.	(7,900)	$(955,584)
Roivant Sciences Ltd.	(85,000)	(981,750)
Sarepta Therapeutics, Inc.	(5,400)	(680,400)
(3,943,642)
BUILDING PRODUCTS - (0.1)%
Trex Co., Inc.	(2,000)	(141,700)
CAPITAL MARKETS - (4.1)%
Blackstone, Inc.	(6,100)	(1,023,275)
Blue Owl Capital, Inc.	(48,000)	(1,073,280)
Carlyle Group (The), Inc.	(23,000)	(1,150,690)
Franklin Resources Inc	(55,000)	(1,142,350)
(4,389,595)
CHEMICALS - (2.4)%
Air Products and Chemicals, Inc.	(4,000)	(1,242,120)
Albemarle Corp.	(3,500)	(331,555)
Chemours Co of	(56,000)	(1,016,960)
(2,590,635)
COMMERCIAL SERVICES & SUPPLIES - (2.3)%
Driven Brands Holdings, Inc.	(27,200)	(403,920)
Stericycle, Inc.	(18,000)	(1,106,460)
Vestis Corp.	(73,000)	(986,960)
(2,497,340)
CONSUMER FINANCE - (0.9)%
SoFi Technologies, Inc.	(75,900)	(847,803)
Upstart Holdings, Inc.	(1,700)	(82,756)
(930,559)
CONSUMER STAPLES DISTRIBUTION & RETAIL - (1.1)%
Dollar Tree, Inc.	(2,700)	(174,528)
Grocery Outlet Holding Corp.	(67,000)	(958,100)
(1,132,628)
DIVERSIFIED CONSUMER SERVICES - (0.9)%
Mister Car Wash, Inc.	(123,600)	(928,236)
ELECTRIC UTILITIES - (2.4)%
Constellation Energy Corp.	(4,000)	(1,051,840)
FirstEnergy Corp.	(12,000)	(501,960)
IDACORP, Inc.	(10,000)	(1,034,800)
(2,588,600)
ENTERTAINMENT - (3.4)%
Liberty Media Corp.-Liberty Live, Class C	(3,000)	(175,080)
Live Nation, Inc.	(5,600)	(655,984)
Madison Square Garden Sports Corp.	(5,000)	(1,113,500)

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
ROBLOX Corp., Class A	(22,800)	$(1,179,216)
Roku, Inc.	(7,600)	(487,008)
(3,610,788)
FINANCIAL SERVICES - (3.7)%
Affirm Holdings, Inc.	(19,300)	(846,305)
Rocket Cos., Inc., Class A	(65,000)	(1,046,500)
Shift4 Payments, Inc., Class A	(12,000)	(1,085,280)
UWM Holdings Corp.	(160,000)	(1,030,400)
(4,008,485)
FOOD PRODUCTS - (2.1)%
Freshpet, Inc.	(6,700)	(888,018)
J M Smucker (The), Co.	(2,000)	(227,020)
Lamb Weston Holdings, Inc.	(14,000)	(1,087,660)
(2,202,698)
GAS UTILITIES - (0.9)%
Atmos Energy Corp.	(7,000)	(971,460)
GROUND TRANSPORTATION - (4.8)%
Lyft, Inc., Class A	(79,000)	(1,024,630)
Norfolk Southern Corp.	(4,000)	(1,001,720)
Saia, Inc.	(2,100)	(1,026,081)
U-Haul Holding Co.	(14,000)	(1,026,620)
XPO, Inc.	(8,000)	(1,044,240)
(5,123,291)
HEALTH CARE EQUIPMENT & SUPPLIES - (3.7)%
Enovis Corp.	(25,000)	(1,031,750)
Globus Medical, Inc., Class A	(13,300)	(978,082)
Inspire Medical Systems, Inc.	(3,400)	(663,136)
Masimo Corp.	(8,000)	(1,152,080)
Novocure Ltd.	(8,200)	(124,476)
Tandem Diabetes Care, Inc.	(1,900)	(59,603)
(4,009,127)
HEALTH CARE PROVIDERS & SERVICES - (1.1)%
Acadia Healthcare Co., Inc.	(18,000)	(768,420)
agilon health, Inc.	(65,800)	(167,790)
Guardant Health, Inc.	(9,500)	(207,860)
(1,144,070)
HEALTH CARE TECHNOLOGY - (0.6)%
Certara, Inc.	(39,700)	(404,940)
Definitive Healthcare Corp.	(68,500)	(284,275)
(689,215)
HOTELS, RESTAURANTS & LEISURE - (6.5)%
Airbnb Inc.	(3,000)	(404,370)
Cava Group, Inc.	(8,000)	(1,068,480)
Choice Hotels International, Inc.	(7,000)	(976,570)
Churchill Downs, Inc.	(6,700)	(938,670)
Darden Restaurants, Inc.	(1,000)	(160,020)
	Shares	Value
DraftKings, Inc., Class A	(26,000)	$(918,320)
Dutch Bros., Inc., Class A	(14,300)	(473,616)
Penn Entertainment, Inc.	(50,300)	(993,425)
Yum! Brands, Inc.	(8,000)	(1,049,280)
(6,982,751)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - (0.9)%
Vistra Corp.	(8,000)	(999,680)
INSURANCE - (1.8)%
Brighthouse Financial, Inc.	(20,500)	(969,650)
Kemper Corp.	(16,000)	(996,320)
(1,965,970)
INTERACTIVE MEDIA & SERVICES - (0.9)%
IAC, Inc.	(20,000)	(959,000)
LIFE SCIENCES TOOLS & SERVICES - (2.6)%
10X Genomics, Inc., Class A	(46,000)	(737,380)
Bio-Techne Corp.	(14,000)	(1,032,500)
Sotera Health Co.	(63,000)	(987,210)
(2,757,090)
MACHINERY - (0.6)%
RBC Bearings, Inc.	(2,200)	(616,770)
MEDIA - (1.9)%
Charter Communications, Inc., Class A	(2,700)	(884,547)
Liberty Broadband Corp., Class A	(14,000)	(1,123,220)
(2,007,767)
METALS & MINING - (3.0)%
Alcoa Corp.	(21,600)	(865,944)
Freeport-McMoRan, Inc.	(6,000)	(270,120)
MP Materials Corp.	(57,000)	(1,025,430)
United States Steel Corp.	(27,000)	(1,048,950)
(3,210,444)
OIL, GAS & CONSUMABLE FUELS - (0.3)%
New Fortress Energy, Inc.	(34,900)	(293,509)
PASSENGER AIRLINES - (2.6)%
American Airlines Group, Inc.	(83,000)	(1,112,200)
JetBlue Airways Corp.	(93,500)	(532,950)
Southwest Airlines Co.	(36,000)	(1,100,880)
(2,746,030)
PHARMACEUTICALS - (2.3)%
Catalent, Inc.	(13,000)	(761,800)
Intra-Cellular Therapies, Inc.	(12,000)	(1,017,000)
Perrigo Co PLC	(25,000)	(640,750)
(2,419,550)

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD EQUITY MARKET NEUTRAL FUND

	Shares	Value
PROFESSIONAL SERVICES - (1.3)%
Dayforce, Inc.	(14,600)	$(1,035,870)
Paycor HCM, Inc.	(27,500)	(414,975)
(1,450,845)
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.9)%
Zillow Group, Inc., Class A	(16,000)	(928,800)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (2.8)%
Allegro MicroSystems, Inc.	(43,000)	(896,120)
Astera Labs, Inc.	(14,000)	(982,240)
Entegris, Inc.	(6,600)	(691,086)
MACOM Technology Solutions Holdings Inc.	(2,000)	(224,800)
Wolfspeed, Inc.	(12,800)	(170,368)
(2,964,614)
SOFTWARE - (3.1)%
C3.ai, Inc., Class A	(10,700)	(263,541)
MicroStrategy, Inc., Class A	(5,000)	(1,222,500)
nCino, Inc.	(17,900)	(667,670)
SentinelOne, Inc., Class A	(32,000)	(825,280)
Unity Software, Inc.	(16,900)	(339,352)
(3,318,343)
SPECIALTY RETAIL - (2.2)%
Five Below, Inc.	(12,000)	(1,137,480)
Floor & Decor Holdings, Inc.	(6,500)	(669,825)
Wayfair, Inc., Class A	(12,600)	(539,658)
(2,346,963)
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.6)%
Super Micro Computer Inc	(22,000)	$(640,420)
TEXTILES, APPAREL & LUXURY GOODS - (1.2)%
Amer Sports, Inc.	(56,000)	(999,600)
Capri Holdings Ltd	(16,000)	(315,840)
(1,315,440)
TOTAL COMMON STOCKS SOLD SHORT (PROCEEDS ($86,674,496))		(89,843,021)
TOTAL SECURITIES SOLD SHORT (PROCEEDS ($86,674,496)) - (84.0)%		(89,843,021)
OTHER ASSETS IN EXCESS OF LIABILITIES - 85.7%		91,684,864
NET ASSETS - 100.0%		$106,982,017

(a)	All or portion of the shares have been pledged as collateral for open short positions.
(b)	Represents non-income producing security.
(c)	7-day current yield as of October 31, 2024 is disclosed.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS - 97.2%

AEROSPACE & DEFENSE - 1.1%
General Dynamics Corp.	14,880	$4,339,157

BANKS - 13.7%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	448,980	4,458,371
Bank of Nova Scotia (The)	63,180	3,253,138
Barclays PLC, Sponsored ADR	568,230	7,051,734
Canadian Imperial Bank of Commerce	80,870	5,059,227
HSBC Holdings PLC, Sponsored ADR	110,550	5,099,672
Lloyds Banking Group PLC, ADR	1,923,260	5,288,965
NatWest Group PLC, Sponsored ADR	763,430	7,298,391
Regions Financial Corp.	234,940	5,608,018
Royal Bank of Canada	41,610	5,030,233
Toronto-Dominion Bank (The)	80,150	4,429,891
		52,577,640
BEVERAGES - 2.8%
Coca-Cola Co. (The)	95,730	6,252,126
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	53,830	4,487,807
		10,739,933
BIOTECHNOLOGY - 3.5%
Amgen, Inc.	22,290	7,136,366
Gilead Sciences, Inc.	69,500	6,172,990
		13,309,356
CHEMICALS - 3.1%
Air Products and Chemicals, Inc.	12,600	3,912,678
ICL Group Ltd.	1,113,220	4,586,466
Nutrien Ltd.	69,950	3,335,216
		11,834,360
COMMUNICATIONS EQUIPMENT - 3.4%
Cisco Systems, Inc.	102,490	5,613,377
Juniper Networks, Inc.	189,930	7,388,277
		13,001,654
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
Sysco Corp.	87,310	6,543,885

ELECTRIC UTILITIES - 1.4%
Fortis, Inc.	124,720	5,391,646

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
Avnet, Inc.	98,970	5,365,164
TE Connectivity PLC	34,980	5,156,751
		10,521,915
	Shares	Value
ENTERTAINMENT - 2.2%
NetEase, Inc., ADR	40,940	$3,296,079
Warner Music Group Corp., Class A	159,940	5,111,683
		8,407,762
FOOD PRODUCTS - 1.0%
General Mills, Inc.	56,990	3,876,460

HEALTH CARE EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories	61,140	6,931,442
Medtronic PLC	45,260	4,039,455
		10,970,897
HEALTH CARE PROVIDERS & SERVICES - 3.7%
Cigna Group (The)	31,970	10,064,476
CVS Health Corp.	74,880	4,227,725
		14,292,201
HOTELS, RESTAURANTS & LEISURE - 2.5%
McDonald's Corp.	32,730	9,560,760

INSURANCE - 1.3%
Sun Life Financial, Inc.	91,540	5,073,147

IT SERVICES - 4.7%
Amdocs Ltd.	73,130	6,416,792
Cognizant Technology Solutions Corp., Class A	54,940	4,097,975
International Business Machines Corp.	35,430	7,324,089
		17,838,856
LEISURE PRODUCTS - 1.1%
Brunswick Corp.	50,340	4,014,112

MACHINERY - 1.6%
Snap-on, Inc.	18,700	6,173,431

MEDIA - 4.8%
Comcast Corp., Class A	105,280	4,597,577
Interpublic Group of Cos., Inc. (The)	148,830	4,375,602
Omnicom Group, Inc.	48,730	4,921,730
TEGNA, Inc.	279,760	4,596,457
		18,491,366
OIL, GAS & CONSUMABLE FUELS - 4.8%
Canadian Natural Resources, Ltd.	194,580	6,619,612
Ecopetrol SA, Sponsored ADR	435,300	3,351,810
Suncor Energy, Inc.	152,330	5,753,504
Veren, Inc.	547,440	2,824,790
		18,549,716

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
PROFESSIONAL SERVICES - 4.6%
Broadridge Financial Solutions, Inc.	27,090	$5,712,197
Paychex, Inc.	53,950	7,516,854
Robert Half, Inc.	65,440	4,457,118
		17,686,169
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.9%
Analog Devices, Inc.	30,300	6,760,233
ASE Industrial Holding Co. Ltd., ADR	775,370	7,412,537
Broadcom, Inc.	42,810	7,267,854
Microchip Technology, Inc.	65,980	4,840,952
QUALCOMM, Inc.	41,270	6,717,518
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	62,100	11,832,534
Texas Instruments, Inc.	42,170	8,567,257
United Microelectronics Corp., Sponsored ADR	512,190	3,503,380
		56,902,265
SOFTWARE - 1.4%
Open Text Corp.	174,750	5,242,500

SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.0%
Crown Castle, Inc.	27,090	2,911,904
Rayonier, Inc.	155,140	4,845,022
		7,756,926
SPECIALTY RETAIL - 3.7%
Gap, Inc. (The)	400,290	8,314,023
Home Depot, Inc. (The)	14,510	5,713,313
		14,027,336
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.5%
HP, Inc.	200,160	7,109,683
NetApp, Inc.	53,880	6,212,903
		13,322,586
TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Tapestry, Inc.	152,380	7,230,431

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
TIM SA, ADR	322,590	$4,613,037

TOTAL COMMON STOCKS (COST $312,093,029)		372,289,504
MONEY MARKET FUND - 0.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(a)	1,837,062	1,837,062
TOTAL MONEY MARKET FUND (COST $1,837,062)		1,837,062
PREFERRED STOCKS - 2.2%

CHEMICALS - 1.2%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 2.31%(b)	120,130	4,611,791
ELECTRIC UTILITIES - 1.0%
Cia Energetica de Minas Gerais, Sponsored ADR, 4.54%(b)	2,084,460	4,023,008
TOTAL PREFERRED STOCKS (COST $9,252,848)		8,634,799
TOTAL INVESTMENTS (COST $323,182,939) - 99.9%		382,761,365

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		196,054
NET ASSETS - 100.0%		$382,957,419

(a)	7-day current yield as of October 31, 2024 is disclosed.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
PLC — Public Limited Company
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS - 98.1%

AIR FREIGHT & LOGISTICS - 0.2%
ZTO Express Cayman, Inc., ADR	16,627	$384,250

AUTOMOBILES - 1.7%
Honda Motor Co. Ltd., Sponsored ADR	92,945	2,817,163
Li Auto, Inc., ADR(a)	17,764	444,278
NIO, Inc., ADR(a)	26,351	134,390
		3,395,831
BANKS - 15.7%
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	191,377	1,900,374
Banco de Chile, ADR	6,046	140,267
Banco Santander SA, Sponsored ADR	406,169	1,973,981
Barclays PLC, Sponsored ADR	113,631	1,410,161
HDFC Bank Ltd., ADR	47,947	3,022,099
HSBC Holdings PLC, Sponsored ADR	148,013	6,827,840
ICICI Bank Ltd., Sponsored ADR	115,386	3,508,888
ING Groep N.V., Sponsored ADR	131,717	2,232,603
KB Financial Group, Inc., ADR	182	11,874
Lloyds Banking Group PLC, ADR	425,905	1,171,239
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	414,100	4,381,178
Mizuho Financial Group, Inc., ADR	315,100	1,332,873
NatWest Group PLC, Sponsored ADR	66,623	636,916
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	233,244	2,978,526
		31,528,819
BEVERAGES - 0.9%
Coca-Cola Femsa SAB de CV, Class F, Sponsored ADR	9,109	759,417
Fomento Economico Mexicano SAB de CV, Sponsored ADR	10,228	990,991
		1,750,408
BIOTECHNOLOGY - 4.5%
Abivax SA, ADR(a)	7,858	81,095
Argenx SE, ADR(a)	7,094	4,159,212
Ascendis Pharma A/S, ADR(a)	8,779	1,078,237
BeiGene Ltd., ADR(a)	5,008	1,014,821
Bicycle Therapeutics PLC, ADR(a)	11,209	262,795
Centessa Pharmaceuticals PLC, ADR(a)	5,436	81,757
Galapagos N.V., Sponsored ADR(a)	43,455	1,148,950
Immunocore Holdings PLC, ADR(a)	37,465	1,155,046
Silence Therapeutics PLC, ADR(a)	5,800	100,340
		9,082,253
BROADLINE RETAIL - 4.1%
Alibaba Group Holding Ltd., Sponsored ADR	47,754	4,678,937
	Shares	Value
JD.com, Inc., ADR	35,403	$1,438,070
PDD Holdings, Inc., ADR(a)	17,097	2,061,727
		8,178,734
CAPITAL MARKETS - 3.1%
Deutsche Bank AG	82,893	1,404,208
Futu Holdings Ltd., ADR(a)	3,258	309,477
Nomura Holdings, Inc., Sponsored ADR	85,620	443,512
UBS Group AG	133,868	4,107,070
		6,264,267
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Rentokil Initial PLC, Sponsored ADR	12,435	315,227

COMMUNICATIONS EQUIPMENT - 1.0%
Nokia Oyj, Sponsored ADR	167,640	789,585
Telefonaktiebolaget LM Ericsson, Sponsored ADR	143,601	1,203,376
		1,992,961
CONSTRUCTION MATERIALS - 0.7%
CEMEX SAB de CV, Sponsored ADR	75,555	394,397
James Hardie Industries PLC, Sponsored ADR(a)	32,274	1,029,541
		1,423,938
DIVERSIFIED CONSUMER SERVICES - 0.7%
Pearson PLC, Sponsored ADR	97,434	1,422,536

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Chunghwa Telecom Co. Ltd., Sponsored ADR	57,141	2,153,644
Telefonica SA, Sponsored ADR	169,980	787,008
Telkom Indonesia Persero Tbk PT, ADR	54,458	957,916
		3,898,568
ELECTRIC UTILITIES - 0.3%
Centrais Eletricas Brasileiras SA, Sponsored ADR	81,639	537,185

ENTERTAINMENT - 1.1%
NetEase, Inc., ADR	6,935	558,337
Sea Ltd., ADR(a)	15,002	1,410,938
Tencent Music Entertainment Group, ADR	30,579	340,344
		2,309,619
FINANCIAL SERVICES - 0.9%
ORIX Corp., Sponsored ADR	17,782	1,887,737

GROUND TRANSPORTATION - 0.1%
Full Truck Alliance Co. Ltd., Sponsored ADR	22,572	202,019

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%
Koninklijke Philips N.V., Sponsored NYS(a)	59,082	$1,547,948
Smith & Nephew PLC, Sponsored ADR	71,999	1,806,455
		3,354,403
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Fresenius Medical Care AG, ADR	36,535	713,894

HOTELS, RESTAURANTS & LEISURE - 1.6%
InterContinental Hotels Group PLC, ADR	23,060	2,570,037
Trip.com Group Ltd., ADR(a)	10,463	673,817
		3,243,854
HOUSEHOLD DURABLES - 2.5%
Sony Group Corp., Sponsored ADR	286,690	5,045,744

INSURANCE - 0.6%
Aegon Ltd., Sponsored NYS	40,717	255,703
Prudential PLC, ADR	56,936	943,999
		1,199,702
INTERACTIVE MEDIA & SERVICES - 0.2%
Baidu, Inc., Sponsored ADR(a)	3,842	350,506
Kanzhun Ltd., ADR	7,195	104,687
		455,193
IT SERVICES - 2.1%
Infosys Ltd., Sponsored ADR	179,816	3,759,953
Wipro Ltd., ADR	84,074	544,799
		4,304,752
MEDIA - 0.8%
Criteo SA, Sponsored ADR(a)	10,617	357,581
WPP PLC, Sponsored ADR	25,254	1,325,582
		1,683,163
METALS & MINING - 5.5%
ArcelorMittal SA, Sponsored NYS	21,827	537,381
BHP Group Ltd., Sponsored ADR	104,449	5,792,741
Gold Fields Ltd., Sponsored ADR	21,556	355,243
Rio Tinto PLC, Sponsored ADR	51,061	3,313,348
Vale SA, Sponsored ADR	90,960	973,272
		10,971,985
MULTI-UTILITIES - 2.1%
National Grid PLC, Sponsored ADR	64,973	4,131,633

OIL, GAS & CONSUMABLE FUELS - 11.9%
BP PLC, Sponsored ADR	117,929	3,462,395
Eni S.p.A., Sponsored ADR	67,356	2,049,643
Equinor ASA, Sponsored ADR	52,698	1,237,349
	Shares	Value
Petroleo Brasileiro SA, Sponsored ADR	25,860	$347,817
Shell PLC, ADR	154,910	10,464,171
TotalEnergies SE, Sponsored ADR	102,433	6,408,209
		23,969,584
PAPER & FOREST PRODUCTS - 0.1%
Suzano SA, Sponsored ADR(a)	25,371	260,560

PASSENGER AIRLINES - 0.5%
Ryanair Holdings PLC, Sponsored ADR	22,775	1,008,022

PERSONAL CARE PRODUCTS - 7.7%
Haleon PLC, ADR	292,793	2,837,164
Unilever PLC, Sponsored ADR	206,296	12,565,490
		15,402,654
PHARMACEUTICALS - 0.6%
Avadel Pharmaceuticals PLC(a)	26,206	405,407
HUTCHMED China Ltd., ADR(a)	18,255	328,590
Verona Pharma PLC, ADR(a)	15,952	541,251
		1,275,248
PROFESSIONAL SERVICES - 3.7%
RELX PLC, Sponsored ADR	161,315	7,455,979

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
KE Holdings, Inc., ADR	16,868	369,915

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
ARM Holdings PLC, ADR(a)	3,073	434,215
ASE Industrial Holding Co. Ltd., ADR	57,146	546,316
ASML Holding N.V., Sponsored NYS	15,048	10,120,532
STMicroelectronics N.V., Sponsored NYS	34,715	942,165
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	38,101	7,259,764
United Microelectronics Corp., Sponsored ADR	136,133	931,150
		20,234,142
SOFTWARE - 6.6%
Nice Ltd., Sponsored ADR(a)	5,644	980,363
SAP SE, Sponsored ADR	52,478	12,260,960
		13,241,323
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Logitech International SA	18,326	1,497,234

WATER UTILITIES - 0.4%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(a)	45,558	723,917

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV, ADR	77,435	$1,218,827
VEON Ltd.(a)	3,084	98,534
Vodafone Group PLC, Sponsored ADR	88,377	819,255
		2,136,616
TOTAL COMMON STOCKS (COST $190,011,746)		197,253,869
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(b)	237,557	237,557
TOTAL MONEY MARKET FUND (COST $237,557)		237,557
PREFERRED STOCKS - 1.5%

BANKS - 0.7%
Itau Unibanco Holding SA, Sponsored ADR, 3.72%(c)	243,827	1,475,153
METALS & MINING - 0.1%
Gerdau SA, Sponsored ADR, 2.81%(c)	45,435	141,757
OIL, GAS & CONSUMABLE FUELS - 0.7%
Petroleo Brasileiro SA, Sponsored ADR, 6.25%(c)	113,226	1,400,606
TOTAL PREFERRED STOCKS (COST $3,173,372)		3,017,516
TOTAL INVESTMENTS (COST $193,422,675) - 99.7%		200,508,942
	Shares	Value

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		$527,088
NET ASSETS - 100.0%		$201,036,030

(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2024 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
AG — Aktiengesellschaft
ARM — Adjustable Rate Mortgage
ASA — Aksjeselskap
N.V. — Naamloze Vennootschap
NYS — New York Shares
PLC — Public Limited Company
S.p.A. — Stock Purchase Agreements
SA — Societe Anonyme
SAB de CV — Sociedad Anónima Bursátil de Capital Variable
SABESP — Companhia de Saneamento Basico do Estado de Sao Paulo
SE — Societas Europaea
Tbk PT — Perseroan Terbatas

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD LARGE CAP CORE FUND

	Shares	Value
COMMON STOCKS - 99.7%

AIR FREIGHT & LOGISTICS - 0.6%
Expeditors International of Washington, Inc.	7,000	$833,000

AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.	43,000	1,446,090

AUTOMOBILES - 0.7%
Harley-Davidson, Inc.	13,100	418,545
Tesla, Inc.(a)	2,000	499,700
		918,245
BANKS - 2.6%
Bank of America Corp.	45,000	1,881,900
JPMorgan Chase & Co.	1,000	221,920
PNC Financial Services Group, Inc. (The)	8,000	1,506,160
		3,609,980
BEVERAGES - 1.3%
Coca-Cola Co. (The)	28,000	1,828,680

BIOTECHNOLOGY - 1.2%
Gilead Sciences, Inc.	19,000	1,687,580

BROADLINE RETAIL - 3.3%
Amazon.com, Inc.(a)	18,000	3,355,200
Macy's, Inc.	82,000	1,257,880
		4,613,080
CAPITAL MARKETS - 2.1%
Bank of New York Mellon Corp. (The)	21,000	1,582,560
Janus Henderson Group PLC	33,200	1,371,492
		2,954,052
COMMUNICATIONS EQUIPMENT - 1.7%
Arista Networks, Inc.(a)	4,000	1,545,760
Motorola Solutions, Inc.	2,000	898,700
		2,444,460
CONSUMER FINANCE - 4.6%
American Express Co.	7,000	1,890,560
Capital One Financial Corp.	10,000	1,627,900
Discover Financial Services	10,000	1,484,300
Synchrony Financial	27,000	1,488,780
		6,491,540
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Target Corp.	10,000	1,500,400

CONTAINERS & PACKAGING - 0.8%
Berry Global Group, Inc.	16,700	1,176,515
	Shares	Value

DIVERSIFIED CONSUMER SERVICES - 1.3%
Grand Canyon Education, Inc.(a)	3,100	$425,041
H&R Block, Inc.	23,000	1,373,790
		1,798,831
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
Verizon Communications, Inc.	44,000	1,853,720

ELECTRICAL EQUIPMENT - 1.1%
Acuity Brands, Inc.	5,000	1,503,450

ENTERTAINMENT - 0.6%
Electronic Arts, Inc.	6,000	905,100

FINANCIAL SERVICES - 7.4%
Berkshire Hathaway, Inc., Class B(a)	2,000	901,840
Fidelity National Information Services, Inc.	17,000	1,525,410
Mastercard, Inc., Class A	5,000	2,497,950
PayPal Holdings, Inc.(a)	21,000	1,665,300
Visa, Inc., Class A	9,000	2,608,650
Western Union Co. (The)	111,000	1,194,360
		10,393,510
GROUND TRANSPORTATION - 1.0%
Ryder System, Inc.	10,000	1,462,800

HEALTH CARE PROVIDERS & SERVICES - 4.7%
Cardinal Health, Inc.	13,000	1,410,760
Cencora, Inc.	7,000	1,596,560
Cigna Group (The)	5,000	1,574,050
DaVita, Inc.(a)	3,200	447,392
McKesson Corp.	3,000	1,501,770
		6,530,532
HOTELS, RESTAURANTS & LEISURE - 1.3%
Booking Holdings, Inc.	400	1,870,500

HOUSEHOLD PRODUCTS - 2.1%
Colgate-Palmolive Co.	15,000	1,405,650
Kimberly-Clark Corp.	11,000	1,475,980
		2,881,630
INSURANCE - 5.3%
Aflac, Inc.	14,000	1,467,060
Hartford Financial Services Group, Inc. (The)	12,000	1,325,280
Marsh & McLennan Cos., Inc.	5,000	1,091,200
MetLife, Inc.	15,300	1,199,826
Progressive Corp. (The)	7,000	1,699,810

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD LARGE CAP CORE FUND

	Shares	Value
Prudential Financial, Inc.	2,800	$342,944
Willis Towers Watson PLC	1,000	302,190
		7,428,310
INTERACTIVE MEDIA & SERVICES - 3.8%
Alphabet, Inc., Class A	21,000	3,593,310
Meta Platforms, Inc., Class A	3,000	1,702,740
		5,296,050
IT SERVICES - 2.4%
GoDaddy, Inc., Class A(a)	9,000	1,501,200
International Business Machines Corp.	9,000	1,860,480
		3,361,680
LEISURE PRODUCTS - 1.0%
Hasbro, Inc.	8,000	525,040
Mattel, Inc.(a)	44,000	896,720
		1,421,760
MACHINERY - 1.2%
Deere & Co.	4,000	1,618,760

PHARMACEUTICALS - 0.3%
Eli Lilly & Co.	600	497,844

PROFESSIONAL SERVICES - 2.3%
Automatic Data Processing, Inc.	6,000	1,735,440
Genpact Ltd.	38,000	1,450,460
		3,185,900
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.2%
CBRE Group, Inc., Class A(a)	11,000	1,440,670
Jones Lang LaSalle, Inc.(a)	6,000	1,625,760
		3,066,430
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.7%
Broadcom, Inc.	4,000	679,080
Cirrus Logic, Inc.(a)	12,000	1,317,840
NVIDIA Corp.	53,000	7,036,280
QUALCOMM, Inc.	11,000	1,790,470
		10,823,670
SOFTWARE - 11.1%
Adobe, Inc.(a)	4,000	1,912,320
Dropbox, Inc., Class A(a)	41,200	1,065,020
Gen Digital, Inc.	51,000	1,484,610
Microsoft Corp.	17,000	6,907,950
Palo Alto Networks, Inc.(a)	5,000	1,801,650
Salesforce, Inc.	8,000	2,330,960
		15,502,510
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 2.0%
American Tower Corp.	8,000	1,708,320
Iron Mountain, Inc.	8,700	1,076,451
		2,784,771
	Shares	Value
SPECIALTY RETAIL - 5.1%
Best Buy Co., Inc.	16,000	$1,446,880
Dick's Sporting Goods, Inc.	6,000	1,174,500
Gap, Inc. (The)	69,000	1,433,130
Lowe’s Cos., Inc.	7,000	1,832,810
Williams-Sonoma, Inc.	9,000	1,207,170
		7,094,490
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.3%
Apple, Inc.	34,000	7,680,940
Hewlett Packard Enterprise Co.	70,000	1,364,300
HP, Inc.	32,700	1,161,504
NetApp, Inc.	12,000	1,383,720
		11,590,464
TEXTILES, APPAREL & LUXURY GOODS - 4.1%
Columbia Sportswear Co.	18,000	1,448,460
Crocs, Inc.(a)	11,000	1,186,020
PVH Corp.	15,000	1,476,900
Ralph Lauren Corp.	8,000	1,583,440
		5,694,820
TRADING COMPANIES & DISTRIBUTORS - 1.1%
WESCO International, Inc.	8,000	1,535,760

TOTAL COMMON STOCKS (COST $117,972,003)		139,606,914
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(b)	125,639	125,639
TOTAL MONEY MARKET FUND (COST $125,639)		125,639
TOTAL INVESTMENTS (COST $118,097,642) - 99.8%		139,732,553

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		294,441
NET ASSETS - 100.0%		$140,026,994

(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
COMMON STOCKS - 99.7%

AIR FREIGHT & LOGISTICS - 0.9%
Expeditors International of Washington, Inc.	12,000	$1,428,000

AUTOMOBILES - 1.6%
Tesla, Inc.(a)	11,000	2,748,350

BROADLINE RETAIL - 4.9%
Amazon.com, Inc.(a)	44,000	8,201,600

BUILDING PRODUCTS - 1.0%
Carlisle Cos., Inc.	4,000	1,688,920

COMMERCIAL SERVICES & SUPPLIES - 1.0%
Tetra Tech, Inc.	36,000	1,759,680

CONSUMER FINANCE - 1.8%
American Express Co.	8,000	2,160,640
Synchrony Financial	15,300	843,642
		3,004,282
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
Costco Wholesale Corp.	1,000	874,180
Target Corp.	8,000	1,200,320
		2,074,500
CONTAINERS & PACKAGING - 0.5%
Berry Global Group, Inc.	12,900	908,805

DIVERSIFIED CONSUMER SERVICES - 2.0%
Grand Canyon Education, Inc.(a)	13,000	1,782,430
H&R Block, Inc.	26,000	1,552,980
		3,335,410
ENTERTAINMENT - 0.2%
Netflix, Inc.(a)	400	302,412

FINANCIAL SERVICES - 7.4%
Mastercard, Inc., Class A	9,000	4,496,310
PayPal Holdings, Inc.(a)	21,000	1,665,300
Visa, Inc., Class A	16,000	4,637,600
Western Union Co. (The)	141,000	1,517,160
		12,316,370
HEALTH CARE PROVIDERS & SERVICES - 4.9%
Cardinal Health, Inc.	16,000	1,736,320
Cencora, Inc.	8,000	1,824,640
	Shares	Value
Cigna Group (The)	5,000	$1,574,050
DaVita, Inc.(a)	11,000	1,537,910
McKesson Corp.	3,000	1,501,770
		8,174,690
HEALTH CARE TECHNOLOGY - 0.1%
Veeva Systems, Inc., Class A(a)	1,000	208,830

HOTELS, RESTAURANTS & LEISURE - 0.3%
Booking Holdings, Inc.	100	467,625

HOUSEHOLD DURABLES - 0.2%
TopBuild Corp.(a)	1,000	353,380

HOUSEHOLD PRODUCTS - 0.4%
Kimberly-Clark Corp.	5,000	670,900

INSURANCE - 1.4%
Progressive Corp. (The)	10,000	2,428,300

INTERACTIVE MEDIA & SERVICES - 8.6%
Alphabet, Inc., Class A	48,000	8,213,280
Meta Platforms, Inc., Class A	11,000	6,243,380
		14,456,660
IT SERVICES - 1.2%
GoDaddy, Inc., Class A(a)	12,000	2,001,600

LEISURE PRODUCTS - 2.1%
Hasbro, Inc.	27,000	1,772,010
YETI Holdings, Inc.(a)	48,000	1,690,080
		3,462,090
LIFE SCIENCES TOOLS & SERVICES - 1.0%
Waters Corp.(a)	5,000	1,615,550

PHARMACEUTICALS - 1.5%
Eli Lilly & Co.	3,000	2,489,220

PROFESSIONAL SERVICES - 1.3%
Genpact Ltd.	41,000	1,564,970
Robert Half, Inc.	8,000	544,880
		2,109,850
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.9%
CBRE Group, Inc., Class A(a)	9,400	1,231,118
Jones Lang LaSalle, Inc.(a)	7,000	1,896,720
		3,127,838

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD LARGE CAP GROWTH FUND

	Shares	Value
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.8%
Simon Property Group, Inc.	8,000	$1,352,960

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.7%
Broadcom, Inc.	18,000	3,055,860
NVIDIA Corp.	130,000	17,258,800
QUALCOMM, Inc.	16,000	2,604,320
		22,918,980
SOFTWARE - 18.1%
Adobe, Inc.(a)	6,000	2,868,480
Autodesk, Inc.(a)	7,000	1,986,600
Dropbox, Inc., Class A(a)	71,000	1,835,350
Dynatrace, Inc.(a)	34,000	1,829,200
Fortinet, Inc.(a)	24,000	1,887,840
Gen Digital, Inc.	60,000	1,746,600
Intuit, Inc.	2,000	1,220,600
Microsoft Corp.	22,000	8,939,700
Nutanix, Inc., Class A(a)	27,000	1,676,700
Palo Alto Networks, Inc.(a)	6,000	2,161,980
Pegasystems, Inc.	22,000	1,747,680
Salesforce, Inc.	8,000	2,330,960
		30,231,690
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 3.4%
American Tower Corp.	10,000	2,135,400
Equinix, Inc.	2,000	1,816,160
Iron Mountain, Inc.	14,000	1,732,220
		5,683,780
SPECIALTY RETAIL - 3.0%
Dick's Sporting Goods, Inc.	7,000	1,370,250
Home Depot, Inc. (The)	800	315,000
Lowe’s Cos., Inc.	7,000	1,832,810
Williams-Sonoma, Inc.	11,000	1,475,430
		4,993,490
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 10.8%
Apple, Inc.	65,000	14,684,150
HP, Inc.	48,000	1,704,960
NetApp, Inc.	14,000	1,614,340
		18,003,450
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Crocs, Inc.(a)	12,000	1,293,840
Tapestry, Inc.	34,000	1,613,300
		2,907,140
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Ferguson Enterprises, Inc.	7,000	1,377,180

TOTAL COMMON STOCKS (COST $138,905,649)		166,803,532
	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(b)	188,402	$188,402
TOTAL MONEY MARKET FUND (COST $188,402)		188,402
TOTAL INVESTMENTS (COST $139,094,051) - 99.8%		166,991,934

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		415,032
NET ASSETS - 100.0%		$167,406,966

(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2024 is disclosed.

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 2.4%
Lockheed Martin Corp.	1,700	$928,285
RTX Corp.	6,300	762,237
		1,690,522
AUTOMOBILE COMPONENTS - 1.0%
BorgWarner, Inc.	21,500	723,045

AUTOMOBILES - 0.8%
Harley-Davidson, Inc.	18,500	591,075

BANKS - 9.3%
Bank of America Corp.	35,700	1,492,974
Citigroup, Inc.	16,600	1,065,222
JPMorgan Chase & Co.	4,900	1,087,408
PNC Financial Services Group, Inc. (The)	5,000	941,350
U.S. Bancorp	18,900	913,059
Wells Fargo & Co.	15,800	1,025,736
		6,525,749
BEVERAGES - 1.4%
Coca-Cola Co. (The)	15,500	1,012,305

BIOTECHNOLOGY - 1.5%
Gilead Sciences, Inc.	12,200	1,083,604

BROADLINE RETAIL - 1.9%
Macy's, Inc.	41,000	628,940
Nordstrom, Inc.	29,900	676,039
		1,304,979
BUILDING PRODUCTS - 1.2%
Trane Technologies PLC	2,200	814,352

CAPITAL MARKETS - 2.3%
Bank of New York Mellon Corp. (The)	11,600	874,176
Janus Henderson Group PLC	17,900	739,449
		1,613,625
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Cintas Corp.	3,400	699,754

COMMUNICATIONS EQUIPMENT - 1.2%
Motorola Solutions, Inc.	1,800	808,830

CONSUMER FINANCE - 3.9%
American Express Co.	3,700	999,296
	Shares	Value
Capital One Financial Corp.	5,300	$862,787
Discover Financial Services	600	89,058
Synchrony Financial	14,000	771,960
		2,723,101
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.5%
Kroger Co. (The)	13,700	764,049
Target Corp.	5,800	870,232
Walmart, Inc.	18,800	1,540,660
		3,174,941
CONTAINERS & PACKAGING - 2.1%
Amcor PLC	69,000	767,970
Berry Global Group, Inc.	10,000	704,500
		1,472,470
DIVERSIFIED CONSUMER SERVICES - 1.7%
Grand Canyon Education, Inc.(a)	4,300	589,573
H&R Block, Inc.	10,300	615,219
		1,204,792
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
AT&T, Inc.	52,000	1,172,080
Verizon Communications, Inc.	29,100	1,225,983
		2,398,063
ELECTRIC UTILITIES - 1.7%
NextEra Energy, Inc.	14,700	1,164,975

ELECTRICAL EQUIPMENT - 1.1%
Acuity Brands, Inc.	2,600	781,794

FINANCIAL SERVICES - 4.5%
Berkshire Hathaway, Inc., Class B(a)	3,600	1,623,312
PayPal Holdings, Inc.(a)	12,000	951,600
Western Union Co. (The)	54,700	588,572
		3,163,484
FOOD PRODUCTS - 1.1%
General Mills, Inc.	11,800	802,636

GROUND TRANSPORTATION - 1.0%
Ryder System, Inc.	4,700	687,516

HEALTH CARE PROVIDERS & SERVICES - 4.8%
Cardinal Health, Inc.	6,700	727,084
Cencora, Inc.	2,700	615,816
Cigna Group (The)	3,000	944,430
McKesson Corp.	1,700	851,003
Premier, Inc., Class A	10,100	203,515
		3,341,848

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 1.3%
Booking Holdings, Inc.	200	$935,250

HOUSEHOLD PRODUCTS - 2.6%
Colgate-Palmolive Co.	8,500	796,535
Procter & Gamble Co. (The)	6,400	1,057,152
		1,853,687
INDUSTRIAL CONGLOMERATES - 1.2%
3M Co.	6,400	822,208

INSURANCE - 7.4%
Aflac, Inc.	8,100	848,799
Hartford Financial Services Group, Inc. (The)	6,900	762,036
Marsh & McLennan Cos., Inc.	4,400	960,256
MetLife, Inc.	10,000	784,200
Progressive Corp. (The)	3,200	777,056
Unum Group	3,800	243,884
Willis Towers Watson PLC	2,700	815,913
		5,192,144
IT SERVICES - 1.8%
International Business Machines Corp.	6,000	1,240,320

MACHINERY - 3.9%
Caterpillar, Inc.	2,800	1,053,360
Deere & Co.	2,500	1,011,725
Parker-Hannifin Corp.	1,100	697,477
		2,762,562
OIL, GAS & CONSUMABLE FUELS - 1.9%
Exxon Mobil Corp.	7,000	817,460
Valero Energy Corp.	4,200	544,992
		1,362,452
PROFESSIONAL SERVICES - 3.8%
Automatic Data Processing, Inc.	2,700	780,948
Genpact Ltd.	19,300	736,681
ManpowerGroup, Inc.	8,100	509,085
Robert Half, Inc.	9,800	667,478
		2,694,192
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
CBRE Group, Inc., Class A(a)	6,700	877,499
Jones Lang LaSalle, Inc.(a)	2,800	758,688
		1,636,187
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.1%
Simon Property Group, Inc.	4,400	744,128

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
Cirrus Logic, Inc.(a)	6,100	$669,902
QUALCOMM, Inc.	4,500	732,465
		1,402,367
SOFTWARE - 2.1%
Dropbox, Inc., Class A(a)	13,500	348,975
Gen Digital, Inc.	8,400	244,524
Salesforce, Inc.	2,900	844,973
		1,438,472
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.7%
American Tower Corp.	700	149,478
Equinix, Inc.	300	272,424
Iron Mountain, Inc.	6,200	767,126
		1,189,028
SPECIALTY RETAIL - 5.5%
Best Buy Co., Inc.	8,300	750,569
Gap, Inc. (The)	25,900	537,943
Lowe’s Cos., Inc.	4,300	1,125,869
TJX Cos., Inc. (The)	7,600	859,028
Williams-Sonoma, Inc.	4,200	563,346
		3,836,755
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.1%
Hewlett Packard Enterprise Co.	40,100	781,549
HP, Inc.	18,900	671,328
NetApp, Inc.	6,100	703,391
		2,156,268
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
Crocs, Inc.(a)	5,400	582,228
PVH Corp.	7,800	767,988
Ralph Lauren Corp.	1,300	257,309
		1,607,525
TRADING COMPANIES & DISTRIBUTORS - 2.1%
Ferguson Enterprises, Inc.	3,400	668,916
WESCO International, Inc.	4,200	806,274
		1,475,190
TOTAL COMMON STOCKS (COST $60,819,464)		70,132,195
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(b)	86,629	86,629
TOTAL MONEY MARKET FUND (COST $86,629)		86,629
TOTAL INVESTMENTS (COST $60,906,093) - 100.0%		70,218,824

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD LARGE CAP VALUE FUND

	Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		$(22,473)
NET ASSETS - 100.0%		$70,196,351

(a)	Represents non-income producing security.
(b)	7-day current yield as of October 31, 2024 is disclosed.

PLC — Public Limited Company

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS - 60.9%

AEROSPACE & DEFENSE - 3.7%
General Dynamics Corp., 3.75%, 5/15/28	$2,000,000	$1,951,086
L3Harris Technologies, Inc., 5.40%, 7/31/33	3,000,000	3,043,679
Lockheed Martin Corp., 3.55%, 1/15/26, (Callable 10/15/25 @ 100)	1,000,000	987,616
Raytheon Technologies Corp., 3.75%, 11/1/46, (Callable 5/1/46 @ 100)	2,000,000	1,557,748
		7,540,129
AIR FREIGHT & LOGISTICS - 1.4%
United Parcel Service, Inc., 3.75%, 11/15/47	1,000,000	779,849
United Parcel Service, Inc., 3.90%, 4/1/25	2,000,000	1,992,587
		2,772,436
BANKS - 2.2%
Bank of America Corp., 4.45%, 3/3/26	2,000,000	1,989,574
Bank of America Corp., 5.00%, 1/21/44	2,000,000	1,924,803
JPMorgan Chase & Co, 4.25%, 10/1/27	500,000	495,808
		4,410,185
BEVERAGES - 1.4%
Coca-Cola Co. (The), 3.45%, 3/25/30	2,000,000	1,900,734
PepsiCo, Inc., 3.90%, 7/18/32	1,000,000	950,184
		2,850,918
BIOTECHNOLOGY - 1.9%
Amgen, Inc., 4.20%, 3/1/33, (Callable 12/1/32 @ 100)	2,000,000	1,881,057
Gilead Sciences, Inc., 5.25%, 10/15/33	2,000,000	2,041,448
		3,922,505
BROADLINE RETAIL - 1.0%
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 12/2/24 @ 100)	2,000,000	1,998,029

CAPITAL MARKETS - 2.6%
Charles Schwab Corp. (The), 2.00%, 3/20/28	2,000,000	1,836,269
Charles Schwab Corp. (The), 5.00% (H15T5Y + 326 bps), 12/31/49(a)	1,000,000	974,192
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,538,528
Morgan Stanley, 4.00%, 7/23/25	1,000,000	995,518
		5,344,507
CHEMICALS - 0.8%
Sherwin-Williams Co. (The), 2.95%, 8/15/29	1,000,000	921,859
Sherwin-Williams Co. (The), 3.80%, 8/15/49	1,000,000	767,366
		1,689,225
CONSUMER FINANCE - 1.9%
American Express Co., 4.05%, 5/3/29	3,000,000	2,935,844
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	971,640
		3,907,484
	Principal Amount	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
Kroger Co. (The), 4.50%, 1/15/29	$1,000,000	$991,352
Sysco Corp., 3.25%, 7/15/27	2,000,000	1,928,344
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	1,554,511
Walmart, Inc., 4.10%, 4/15/33	2,000,000	1,934,110
		6,408,317
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Verizon Communications, Inc., 4.50%, 8/10/33	2,000,000	1,903,706

ELECTRIC UTILITIES - 1.9%
Duke Energy Corp., 4.50%, 8/15/32	2,000,000	1,922,213
Exelon Corp., 5.30%, 3/15/33	2,000,000	2,029,419
		3,951,632
ENTERTAINMENT - 1.0%
Walt Disney Co. (The), 3.80%, 3/22/30	2,000,000	1,920,236

FINANCIAL SERVICES - 2.5%
Citigroup, Inc., 4.40%, 6/10/25	1,000,000	996,080
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,079,739
PayPal Holdings, Inc., 4.40%, 6/1/32, (Callable 3/1/32 @ 100)	3,000,000	2,914,694
		4,990,513
FOOD PRODUCTS - 2.4%
Campbell Soup Co., 4.15%, 3/15/28	1,000,000	982,092
General Mills, Inc., 4.20%, 4/17/28	2,000,000	1,968,236
General Mills, Inc., 4.95%, 3/29/33	2,000,000	1,985,794
		4,936,122
HEALTH CARE PROVIDERS & SERVICES - 2.9%
Cigna Group (The), 5.40%, 3/15/33	2,000,000	2,024,645
CVS Health Corp., 5.13%, 2/21/30	1,000,000	993,220
Elevance Health, Inc., 4.75%, 2/15/33, (Callable 11/15/32 @ 100)	2,000,000	1,942,504
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	993,702
		5,954,071
HOTELS, RESTAURANTS & LEISURE - 2.1%
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	942,299
McDonald's Corp., 3.63%, 9/1/49, (Callable 3/1/49 @ 100)	2,500,000	1,865,528
Starbucks Corp., 3.75%, 12/1/47	2,000,000	1,520,793
		4,328,620
HOUSEHOLD PRODUCTS - 2.4%
Kimberly-Clark Corp., 4.50%, 2/16/33, (Callable 11/16/32 @ 100)	2,000,000	1,975,989
Procter & Gamble Co. (The), 3.00%, 3/25/30	1,000,000	930,897
Procter & Gamble Co. (The), 4.05%, 1/26/33	2,000,000	1,937,869
		4,844,755

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES - 0.9%
3M Co., 2.88%, 10/15/27	$2,000,000	$1,908,400

INSURANCE - 1.7%
MetLife, Inc., 6.40%, 12/15/36, (Callable 12/15/31 @ 100)	2,000,000	2,087,890
Prudential Financial, Inc., 5.13% (H15T5Y + 316 bps), 3/1/52(a)	1,500,000	1,449,545
		3,537,435
IT SERVICES - 2.3%
Fiserv, Inc., 4.20%, 10/1/28	1,000,000	979,393
Visa, Inc., 4.15%, 12/14/35, (Callable 6/14/35 @ 100)	1,000,000	944,925
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	3,000,000	2,655,462
		4,579,780
MACHINERY - 2.0%
Cummins, Inc., 5.15%, 2/20/34	2,000,000	2,035,965
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	1,990,316
		4,026,281
OIL, GAS & CONSUMABLE FUELS - 3.3%
Exxon Mobil Corp., 4.11%, 3/1/46, (Callable 9/1/45 @ 100)	2,000,000	1,683,989
Marathon Oil Corp., 6.60%, 10/1/37	2,000,000	2,199,976
Valero Energy Corp., 4.00%, 4/1/29	3,000,000	2,894,846
		6,778,811
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
Intel Corp., 4.00%, 12/15/32	2,000,000	1,820,892
Lam Research Corp., 4.00%, 3/15/29	1,000,000	978,373
NVIDIA Corp., 3.50%, 4/1/40	2,000,000	1,689,789
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	3,919,029
		8,408,083
SOFTWARE - 3.3%
Adobe, Inc., 4.95%, 4/4/34	2,000,000	2,013,915
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,770,959
Oracle Corp., 3.25%, 11/15/27	2,000,000	1,921,385
Salesforce, Inc., 3.70%, 4/11/28	1,000,000	977,780
		6,684,039
SPECIALTY RETAIL - 3.0%
Home Depot, Inc. (The), 4.50%, 9/15/32	2,000,000	1,975,990
Home Depot, Inc. (The), 5.88%, 12/16/36	2,000,000	2,145,042
Lowe's Cos., Inc., 3.65%, 4/5/29	2,000,000	1,912,605
		6,033,637
	Principal Amount	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
Apple, Inc., 1.65%, 5/11/30	$2,000,000	$1,723,088
Apple, Inc., 3.45%, 2/9/45	1,000,000	792,613
		2,515,701
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
NIKE, Inc., 2.85%, 3/27/30	3,000,000	2,746,666
Ralph Lauren Corp., 2.95%, 6/15/30, (Callable 3/15/30 @ 100)	1,000,000	910,767
Tapestry, Inc., 4.13%, 7/15/27	689,000	670,764
		4,328,197
TRADING COMPANIES & DISTRIBUTORS - 0.9%
WW Grainger, Inc., 4.60%, 6/15/45, (Callable 12/15/44 @ 100)	2,000,000	1,825,559

TOTAL CORPORATE BONDS (COST $131,873,538)		124,299,313
MUNICIPAL BONDS - 2.5%

CALIFORNIA - 0.2%
California State University Taxable Revenue Refunding Bonds, Series B, 1.79%, 11/1/30	500,000	428,972

CONNECTICUT - 0.1%
Connecticut State Taxable G.O. Unlimited Bonds, Series A, 1.50%, 6/1/27	200,000	185,957

LOUISIANA - 0.1%
Louisiana State Highway Improvement Taxable Revenue Refunding Bonds, Series A, 1.59%, 6/15/30	100,000	84,939

TENNESSEE - 0.5%
Metropolitan Government Nashville & Davidson County Water & Sewer Taxable Revenue Refunding Bonds, Series B, Green Bond, 2.13%, 7/1/32	1,215,000	1,017,083

TEXAS - 1.6%
Frisco Taxable Certificates G.O. Limited Bonds, Series B, 1.75%, 2/15/30,	995,000	871,750
Houston Utility System First Lien Taxable Revenue Refunding Bonds, Series B, 1.93%, 11/15/31,	1,240,000	1,041,152
Leander Independent School District Taxable G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 1.99%, 8/15/33,	895,000	725,219

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
North Texas Tollway Authority Taxable Revenue Refunding Bonds, Series 2021A, 2.08%, 1/1/31,	$100,000	$86,435
Northwest Independent School District Taxable G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 1.97%, 2/15/34, (Callable 2/15/30 @ 100)	600,000	478,368
Uptown Development Authority Contract Tax Allocation Increment Revenue Bonds, Series B (AGM Insured), 2.58%, 9/1/31,	100,000	86,477
		3,289,401
TOTAL MUNICIPAL BONDS (COST $5,993,152)		5,006,352
U.S. GOVERNMENT AGENCIES - 18.9%
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	927,684
Federal Home Loan Bank
0.80%, 3/8/27	1,000,000	922,491
0.85%, 2/26/26, (Callable 11/26/24 @ 100)	1,000,000	955,759
0.88%, 3/23/26	1,000,000	953,528
0.90%, 12/1/27	2,000,000	1,804,609
1.00%, 7/29/26	1,000,000	944,233
1.00%, 3/16/27	2,000,000	1,852,510
1.00%, 9/30/27(b)	800,000	753,104
1.07%, 1/25/30	1,000,000	842,780
1.25%, 9/30/26(b)	2,000,000	1,903,173
1.50%, 3/30/26(b)	1,000,000	966,675
1.50%, 4/13/26, (Callable 1/13/25 @ 100)(b)	1,000,000	969,453
1.50%, 4/29/31, (Callable 1/29/25 @ 100)(b)	730,769	666,667
1.75%, 7/29/26	1,000,000	959,692
1.75%, 8/25/28	1,350,000	1,232,026
2.75%, 2/22/34	1,000,000	851,556
3.00%, 2/24/37, (Callable 11/8/24 @ 100)	1,000,000	840,602
3.00%, 3/10/27, (Callable 12/10/24 @ 100)(b)	1,000,000	988,680
3.10%, 5/10/27	1,000,000	975,681
3.65%, 5/26/27	1,000,000	985,177
4.00%, 5/24/27(b)	1,000,000	995,870
4.50%, 12/12/25	1,015,000	1,017,474
4.75%, 3/10/34	1,000,000	1,017,416
5.00%, 12/11/28	2,000,000	2,002,114
5.02%, 1/17/29	2,000,000	1,999,792
5.17%, 7/27/27	2,000,000	1,999,964
		29,401,026
Federal Home Loan Mortgage Corp.
0.80%, 10/27/26	1,000,000	933,962
1.05%, 7/21/28	1,000,000	887,281
2.00%, 12/24/24	1,000,000	995,913
	Principal Amount	Value
5.20%, 2/24/26	$1,000,000	$999,476
5.50%, 7/24/29	500,000	500,550
		4,317,182
Federal National Mortgage Association
0.55%, 8/19/25	1,000,000	970,254
0.56%, 10/28/25	1,000,000	964,200
0.58%, 8/25/25	1,000,000	969,528
0.60%, 8/28/25	1,000,000	969,349
		3,873,331
TOTAL U.S. GOVERNMENT AGENCIES (COST $40,421,012)		38,519,223
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%
Federal Home Loan Mortgage Corp.
3.00%, 7/15/41	409,190	401,036
3.50%, 2/1/34	123,281	119,383
3.50%, 10/1/49	194,566	176,423
3.50%, 12/15/48	324,076	309,869
4.00%, 12/15/25	853,902	850,755
6.00%, 3/1/38	12,281	12,747
		1,870,213
Federal National Mortgage Association
1.50%, 11/25/44	1,333,714	1,131,187
3.50%, 2/1/43	121,585	111,615
3.50%, 4/1/48	332,736	304,707
4.00%, 9/1/33	82,263	79,634
4.00%, 10/1/46	238,584	224,197
6.00%, 6/1/36	72,569	72,876
7.57% (RFUCCT1Y + 182 bps), 5/1/36(a)	29,347	29,774
		1,953,990
Government National Mortgage Association
4.50%, 6/15/40	52,062	50,811
4.50%, 8/20/38	19,038	18,588
5.00%, 5/20/40	29,891	29,387
6.00%, 10/15/37	13,448	14,019
6.00%, 6/15/37	15,809	16,244
		129,049
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $4,371,554)		3,953,252
U.S. TREASURY OBLIGATIONS - 12.6%
U.S. Treasury Bonds
1.13%, 5/15/40	2,000,000	1,248,359
4.00%, 11/15/42	4,000,000	3,730,000

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
4.25%, 5/15/39	$2,000,000	$1,966,719
4.50%, 2/15/44	2,000,000	1,978,125
		8,923,203
U.S. Treasury Notes
1.75%, 11/15/29	1,000,000	893,008
4.00%, 10/31/29	2,000,000	1,984,609
4.00%, 7/31/30	3,000,000	2,970,586
4.13%, 10/31/27	1,000,000	999,922
4.13%, 11/15/32	2,000,000	1,984,844
4.13%, 8/31/30	2,000,000	1,992,266
4.38%, 11/30/28	1,000,000	1,007,695
4.50%, 11/15/25	2,000,000	2,003,609
4.50%, 7/15/26	1,000,000	1,004,883
5.00%, 8/31/25	2,000,000	2,009,359
		16,850,781
TOTAL U.S. TREASURY OBLIGATIONS (COST $26,684,079)		25,773,984

	Shares	Value
MONEY MARKET FUND - 2.3%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(c)	4,674,477	$4,674,477
TOTAL MONEY MARKET FUND (COST $4,674,477)		4,674,477
TOTAL INVESTMENTS (COST $214,017,812) - 99.1%		202,226,601
	Shares	Value

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		$1,836,154
NET ASSETS - 100.0%		$204,062,755

(a)
Variable rate security. The interest rate shown represents the rate in effect at October 31, 2024. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of October 31, 2024.
(c)	7-day current yield as of October 31, 2024 is disclosed.

AGM — Assured Guarantee Municipal Corporation
bps — Basis Points
G.O. — General Obligation
Gtd. — Guaranteed
H15T5Y — 5 Year Treasury Constant Maturity Rate
PSF — Permanent School Fund
RFUCCT1Y — 1 Year Refinitiv US Dollar IBOR Consumer Cash Fallback

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 1.7%
Axon Enterprise, Inc.(a)	335	$141,872
Boeing Co. (The)(a)	2,752	410,901
General Dynamics Corp.	1,160	338,268
General Electric Co.	5,366	921,771
Howmet Aerospace, Inc.	1,665	166,034
L3Harris Technologies, Inc.	972	240,541
Lockheed Martin Corp.	1,233	673,280
Northrop Grumman Corp.	571	290,650
RTX Corp.	6,946	840,396
Textron, Inc.	597	48,011
TransDigm Group, Inc.	79	102,882
		4,174,606
AIR FREIGHT & LOGISTICS - 0.4%
C.H. Robinson Worldwide, Inc.	2,469	254,406
Expeditors International of Washington, Inc.	2,955	351,645
FedEx Corp.	11	3,012
United Parcel Service, Inc., Class B	3,302	442,666
		1,051,729
AUTOMOBILE COMPONENTS - 0.2%
Aptiv PLC(a)	2,539	144,292
BorgWarner, Inc.	9,332	313,835
		458,127
AUTOMOBILES - 1.6%
Ford Motor Co.	24,591	253,041
General Motors Co.	4,638	235,425
Tesla, Inc.(a)	13,976	3,491,904
		3,980,370
BANKS - 3.3%
Bank of America Corp.	38,335	1,603,170
Citigroup, Inc.	9,308	597,294
Citizens Financial Group, Inc.	1,163	48,986
Fifth Third Bancorp	4,350	190,008
Huntington Bancshares, Inc.	12,350	192,536
JPMorgan Chase & Co.	15,136	3,358,981
KeyCorp	7,900	136,275
PNC Financial Services Group, Inc. (The)	853	160,594
Regions Financial Corp.	7,892	188,382
Truist Financial Corp.	7,326	315,384
U.S. Bancorp	7,905	381,891
Wells Fargo & Co.	17,881	1,160,835
		8,334,336
BEVERAGES - 1.4%
Coca-Cola Co. (The)	25,724	1,680,035
	Shares	Value
Keurig Dr Pepper, Inc.	5,015	$165,244
Monster Beverage Corp.(a)	6,052	318,819
PepsiCo, Inc.	8,587	1,426,129
		3,590,227
BIOTECHNOLOGY - 1.1%
Amgen, Inc.	4,342	1,390,135
Gilead Sciences, Inc.	10,159	902,322
Incyte Corp.(a)	3,630	269,056
Moderna, Inc.(a)	1,993	108,339
		2,669,852
BROADLINE RETAIL - 3.6%
Amazon.com, Inc.(a)	48,204	8,985,225
eBay, Inc.	3,111	178,914
		9,164,139
BUILDING PRODUCTS - 0.7%
A.O. Smith Corp.	807	60,606
Allegion PLC	77	10,751
Builders FirstSource, Inc.(a)	87	14,912
Carrier Global Corp.	4,301	312,769
Johnson Controls International PLC	7,275	549,626
Masco Corp.	1,108	88,540
Trane Technologies PLC	1,868	691,459
		1,728,663
CAPITAL MARKETS - 2.8%
Ameriprise Financial, Inc.	197	100,529
Bank of New York Mellon Corp. (The)	5,406	407,396
Blackrock, Inc.	436	427,729
Blackstone, Inc.	3,582	600,881
Cboe Global Markets, Inc.	762	162,740
Charles Schwab Corp. (The)	7,781	551,128
CME Group, Inc.	2,144	483,172
Franklin Resources, Inc.	2,300	47,771
Goldman Sachs Group, Inc. (The)	1,003	519,343
Intercontinental Exchange, Inc.	3,189	497,070
Invesco Ltd.	2,500	43,350
MarketAxess Holdings, Inc.	3	868
Moody's Corp.	1,064	483,099
Morgan Stanley	6,722	781,433
MSCI, Inc.	152	86,822
Nasdaq, Inc.	5,973	441,524
Northern Trust Corp.	683	68,655
Raymond James Financial, Inc.	969	143,625
S&P Global, Inc.	2,206	1,059,674
State Street Corp.	1,585	147,088
T. Rowe Price Group, Inc.	803	88,218
		7,142,115

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
CHEMICALS - 1.3%
Air Products and Chemicals, Inc.	855	$265,503
CF Industries Holdings, Inc.	795	65,373
Corteva, Inc.	3,807	231,922
Dow, Inc.	4,069	200,927
DuPont de Nemours, Inc.	2,076	172,287
Ecolab, Inc.	1,525	374,738
FMC Corp.	39	2,535
International Flavors & Fragrances, Inc.	1,328	132,043
Linde PLC	2,446	1,115,743
LyondellBasell Industries N.V., Class A	1,530	132,881
Mosaic Co. (The)	2,160	57,802
PPG Industries, Inc.	1,165	145,054
Sherwin-Williams Co. (The)	990	355,182
		3,251,990
COMMERCIAL SERVICES & SUPPLIES - 0.7%
Cintas Corp.	1,872	385,276
Copart, Inc.(a)	5,166	265,894
Republic Services, Inc.	1,516	300,168
Rollins, Inc.	2,895	136,470
Veralto Corp.	1,275	130,292
Waste Management, Inc.	2,211	477,245
		1,695,345
COMMUNICATIONS EQUIPMENT - 1.1%
Arista Networks, Inc.(a)	884	341,613
Cisco Systems, Inc.	26,917	1,474,244
Juniper Networks, Inc.	8,530	331,817
Motorola Solutions, Inc.	1,440	647,064
		2,794,738
CONSTRUCTION & ENGINEERING - 0.0%
Quanta Services, Inc.	202	60,929

CONSTRUCTION MATERIALS - 0.0%
Vulcan Materials Co.	463	126,830

CONSUMER FINANCE - 0.6%
American Express Co.	2,954	797,816
Capital One Financial Corp.	1,586	258,185
Discover Financial Services	1,074	159,414
Synchrony Financial	7,617	420,002
		1,635,417
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Costco Wholesale Corp.	1,988	1,737,870
Dollar General Corp.	792	63,392
Dollar Tree, Inc.(a)	572	36,974
Kroger Co. (The)	4,059	226,370
Sysco Corp.	2,990	224,100
	Shares	Value
Target Corp.	2,168	$325,287
Walgreens Boots Alliance, Inc.	11,848	112,082
Walmart, Inc.	24,821	2,034,081
		4,760,156
CONTAINERS & PACKAGING - 0.4%
Amcor PLC	31,380	349,259
Ball Corp.	5,830	345,428
International Paper Co.	2,236	124,187
Packaging Corp. of America	533	122,025
Smurfit WestRock PLC	1,601	82,452
		1,023,351
DISTRIBUTORS - 0.3%
Genuine Parts Co.	432	49,551
LKQ Corp.	8,524	313,598
Pool Corp.	927	335,240
		698,389
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc.	45,941	1,035,510
Verizon Communications, Inc.	22,561	950,495
		1,986,005
ELECTRIC UTILITIES - 1.9%
Alliant Energy Corp.	2,090	125,400
American Electric Power Co., Inc.	2,934	289,733
Constellation Energy Corp.	1,430	376,033
Duke Energy Corp.	5,496	633,524
Edison International	2,094	172,546
Entergy Corp.	764	118,252
Evergy, Inc.	1,721	104,017
Eversource Energy	1,973	129,922
Exelon Corp.	7,191	282,606
FirstEnergy Corp.	4,259	178,154
NextEra Energy, Inc.	10,857	860,417
NRG Energy, Inc.	770	69,608
PG&E Corp.	8,106	163,903
Pinnacle West Capital Corp.	510	44,783
PPL Corp.	7,780	253,317
Southern Co. (The)	7,424	675,807
Xcel Energy, Inc.	3,140	209,783
		4,687,805
ELECTRICAL EQUIPMENT - 0.5%
AMETEK, Inc.	952	174,540
Eaton Corp. PLC	1,608	533,181
Emerson Electric Co.	2,509	271,649
GE Vernova, Inc.(a)	1,160	349,925
Generac Holdings, Inc.(a)	73	12,085
Rockwell Automation, Inc.	15	4,001
		1,345,381

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.6%
Amphenol Corp., Class A	4,515	$302,595
Corning, Inc.	5,104	242,899
Keysight Technologies, Inc.(a)	2,600	387,426
TE Connectivity PLC	820	120,885
Teledyne Technologies, Inc.(a)	4	1,821
Trimble, Inc.(a)	6,006	363,363
		1,418,989
ENERGY EQUIPMENT & SERVICES - 0.2%
Baker Hughes Co.	5,217	198,663
Halliburton Co.	4,080	113,179
Schlumberger N.V.	7,767	311,224
		623,066
ENTERTAINMENT - 1.2%
Electronic Arts, Inc.	3,070	463,110
Live Nation, Inc.(a)	400	46,856
Netflix, Inc.(a)	2,040	1,542,301
Walt Disney Co. (The)	9,379	902,260
Warner Bros Discovery, Inc.(a)	13,884	112,877
		3,067,404
FINANCIAL SERVICES - 4.3%
Berkshire Hathaway, Inc., Class B(a)	10,077	4,543,921
Corpay, Inc.(a)	30	9,891
Fidelity National Information Services, Inc.	2,912	261,294
Fiserv, Inc.(a)	3,122	617,844
Global Payments, Inc.	841	87,220
Jack Henry & Associates, Inc.	199	36,204
Mastercard, Inc., Class A	4,574	2,285,125
PayPal Holdings, Inc.(a)	5,053	400,703
Visa, Inc., Class A	8,592	2,490,391
		10,732,593
FOOD PRODUCTS - 1.0%
Archer-Daniels-Midland Co.	2,648	146,196
Bunge Global SA	3,818	320,788
Campbell Soup Co.	2,562	119,517
Conagra Brands, Inc.	4,970	143,832
General Mills, Inc.	5,287	359,622
Hershey Co. (The)	499	88,612
Hormel Foods Corp.	4,023	122,903
J M Smucker Co. (The)	570	64,701
Kellanova	2,538	204,690
Kraft Heinz Co. (The)	6,176	206,649
McCormick & Co., Inc.	1,409	110,240
Mondelez International, Inc., Class A	8,434	577,560
Tyson Foods, Inc., Class A	1,566	91,752
		2,557,062
	Shares	Value
GAS UTILITIES - 0.1%
Atmos Energy Corp.	1,280	$177,638

GROUND TRANSPORTATION - 1.0%
CSX Corp.	12,654	425,681
J.B. Hunt Transport Services, Inc.	1,859	335,773
Norfolk Southern Corp.	210	52,590
Old Dominion Freight Line, Inc.	547	110,122
Uber Technologies, Inc.(a)	10,484	755,372
Union Pacific Corp.	3,154	731,949
		2,411,487
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories	11,040	1,251,605
Align Technology, Inc.(a)	74	15,172
Baxter International, Inc.	3,423	122,201
Becton, Dickinson and Co.	2,134	498,481
Boston Scientific Corp.(a)	11,065	929,681
Cooper Cos., Inc. (The)(a)	3,798	397,575
Dexcom, Inc.(a)	2,114	148,995
Edwards Lifesciences Corp.(a)	3,140	210,411
Hologic, Inc.(a)	2,143	173,304
IDEXX Laboratories, Inc.(a)	1,012	411,803
Insulet Corp.(a)	266	61,587
Intuitive Surgical, Inc.(a)	2,127	1,071,668
Medtronic PLC	8,397	749,432
ResMed, Inc.	770	186,702
Solventum Corp.(a)	789	57,266
STERIS PLC	695	154,186
Stryker Corp.	2,163	770,634
Teleflex, Inc.	186	37,397
Zimmer Holdings, Inc.	1,772	189,462
		7,437,562
HEALTH CARE PROVIDERS & SERVICES - 2.1%
Cardinal Health, Inc.	3,724	404,129
Cencora, Inc.	2,128	485,354
Cigna Group (The)	2,321	730,674
CVS Health Corp.	7,202	406,625
DaVita, Inc.(a)	452	63,194
Elevance Health, Inc.	3,360	1,363,354
Henry Schein, Inc.(a)	1,009	70,862
Humana, Inc.	1,474	380,041
Labcorp Holdings, Inc.	766	174,855
McKesson Corp.	1,107	554,153
Molina Healthcare, Inc.(a)	1,126	361,694
Quest Diagnostics, Inc.	1,277	197,718
		5,192,653

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.2%
Welltower, Inc.	3,086	$416,240

HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.0%
Host Hotels & Resorts, Inc.	6,193	106,767

HOTELS, RESTAURANTS & LEISURE - 1.6%
Airbnb, Inc., Class A(a)	1,944	262,032
Booking Holdings, Inc.	121	565,826
Carnival Corp.(a)	6,190	136,180
Chipotle Mexican Grill, Inc.(a)	6,796	379,013
Domino's Pizza, Inc.	22	9,102
Expedia Group, Inc.(a)	255	39,859
Hilton Worldwide Holdings, Inc.	1,049	246,358
Marriott International, Inc., Class A	1,012	263,140
McDonald's Corp.	3,620	1,057,438
Norwegian Cruise Line Holdings Ltd.(a)	2,830	71,712
Royal Caribbean Cruises Ltd.	910	187,779
Starbucks Corp.	5,093	497,586
Yum! Brands, Inc.	1,563	205,003
		3,921,028
HOUSEHOLD DURABLES - 0.1%
D.R. Horton, Inc.	1,025	173,225
Garmin Ltd.	857	169,986
Lennar Corp., Class A	131	22,310
Mohawk Industries, Inc.(a)	34	4,565
		370,086
HOUSEHOLD PRODUCTS - 1.4%
Church & Dwight Co., Inc.	2,673	267,060
Clorox Co. (The)	736	116,693
Colgate-Palmolive Co.	5,190	486,355
Kimberly-Clark Corp.	2,402	322,300
Procter & Gamble Co. (The)	14,279	2,358,605
		3,551,013
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
AES Corp. (The)	5,250	86,572
Vistra Corp.	1,332	166,447
		253,019
INDUSTRIAL CONGLOMERATES - 0.4%
3M Co.	2,811	361,129
Honeywell International, Inc.	3,543	728,724
		1,089,853
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 0.2%
Prologis, Inc.	4,591	518,508

	Shares	Value
INSURANCE - 2.5%
Aflac, Inc.	3,137	$328,726
Allstate Corp. (The)	1,691	315,405
American International Group, Inc.	3,722	282,425
Aon PLC, Class A	1,078	395,486
Arch Capital Group Ltd.(a)	2,274	224,125
Arthur J. Gallagher & Co.	1,588	446,546
Assurant, Inc.	264	50,609
Brown & Brown, Inc.	1,794	187,724
Chubb Ltd.	2,623	740,840
Cincinnati Financial Corp.	902	127,029
Erie Indemnity Co., Class A	118	52,963
Hartford Financial Services Group, Inc. (The)	2,794	308,569
Loews Corp.	880	69,485
Marsh & McLennan Cos., Inc.	3,456	754,237
MetLife, Inc.	4,149	325,365
Principal Financial Group, Inc.	1,677	138,185
Progressive Corp. (The)	3,605	875,402
Prudential Financial, Inc.	1,562	191,314
Travelers Cos., Inc. (The)	1,367	336,200
W.R. Berkley Corp.	2,158	123,373
Willis Towers Watson PLC	378	114,228
		6,388,236
INTERACTIVE MEDIA & SERVICES - 6.5%
Alphabet, Inc., Class A	30,811	5,272,070
Alphabet, Inc., Class C	26,334	4,547,619
Match Group, Inc.(a)	831	29,941
Meta Platforms, Inc., Class A	11,373	6,455,087
		16,304,717
IT SERVICES - 1.2%
Accenture PLC, Class A	3,236	1,115,838
Akamai Technologies, Inc.(a)	3,326	336,192
Cognizant Technology Solutions Corp., Class A	2,667	198,932
EPAM Systems, Inc.(a)	26	4,905
Gartner, Inc.(a)	21	10,552
GoDaddy, Inc., Class A(a)	453	75,560
International Business Machines Corp.	6,052	1,251,069
		2,993,048
LEISURE PRODUCTS - 0.0%
Hasbro, Inc.	259	16,998

LIFE SCIENCES TOOLS & SERVICES - 1.4%
Agilent Technologies, Inc.	3,556	463,382
Bio-Techne Corp.	2,182	160,922
Danaher Corp.	5,201	1,277,678

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
IQVIA Holdings, Inc.(a)	1,678	$345,366
Mettler-Toledo International, Inc.(a)	433	559,328
Revvity, Inc.	1,738	206,109
Waters Corp.(a)	1,142	368,992
West Pharmaceutical Services, Inc.	450	138,569
		3,520,346
MACHINERY - 1.3%
Caterpillar, Inc.	2,410	906,642
Deere & Co.	891	360,579
Dover Corp.	205	38,813
Fortive Corp.	2,024	144,574
Illinois Tool Works, Inc.	1,620	423,030
Ingersoll Rand, Inc.	5,070	486,720
Otis Worldwide Corp.	2,409	236,564
PACCAR, Inc.	2,498	260,491
Parker-Hannifin Corp.	197	124,912
Stanley Black & Decker, Inc.	79	7,342
Westinghouse Air Brake Technologies Corp.	666	125,195
Xylem, Inc.	1,037	126,286
		3,241,148
MEDIA - 0.6%
Comcast Corp., Class A	21,354	932,529
Fox Corp., Class A	1,088	45,696
Fox Corp., Class B	3,263	127,126
Interpublic Group of Cos., Inc. (The)	3,627	106,634
News Corp., Class A	2,690	73,303
News Corp., Class B	1,680	48,787
Omnicom Group, Inc.	621	62,721
Paramount Global, Class B	3,380	36,977
		1,433,773
METALS & MINING - 0.3%
Freeport-McMoRan, Inc.	7,958	358,269
Newmont Corp.	5,613	255,055
Nucor Corp.	994	140,989
Steel Dynamics, Inc.	412	53,766
		808,079
MULTI-UTILITIES - 0.9%
Ameren Corp.	1,395	121,519
CenterPoint Energy, Inc.	5,180	152,965
CMS Energy Corp.	2,241	155,996
Consolidated Edison, Inc.	3,297	335,239
Dominion Energy, Inc.	4,568	271,933
DTE Energy Co.	1,123	139,499
NiSource, Inc.	4,370	153,649
Public Service Enterprise Group, Inc.	3,290	294,159
	Shares	Value
Sempra	3,920	$326,810
WEC Energy Group, Inc.	2,365	225,929
		2,177,698
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.1%
BXP, Inc.	4,023	324,093

OIL, GAS & CONSUMABLE FUELS - 3.2%
APA Corp.	1,420	33,512
Chevron Corp.	9,017	1,341,910
ConocoPhillips	5,915	647,929
Coterra Energy, Inc.	4,790	114,577
Devon Energy Corp.	3,180	123,002
Diamondback Energy, Inc.	374	66,112
EOG Resources, Inc.	2,618	319,291
EQT Corp.	1,813	66,247
Exxon Mobil Corp.	24,275	2,834,835
Hess Corp.	1,299	174,690
Kinder Morgan, Inc.	18,540	454,415
Marathon Oil Corp.	5,060	140,162
Marathon Petroleum Corp.	1,695	246,572
Occidental Petroleum Corp.	3,985	199,688
ONEOK, Inc.	2,812	272,427
Phillips 66	2,131	259,598
Targa Resources Corp.	864	144,253
Valero Energy Corp.	1,591	206,448
Williams Cos., Inc. (The)	7,696	403,040
		8,048,708
PASSENGER AIRLINES - 0.1%
Delta Air Lines, Inc.	2,003	114,612
Southwest Airlines Co.	3,302	100,975
United Airlines Holdings, Inc.(a)	710	55,565
		271,152
PERSONAL CARE PRODUCTS - 0.1%
Estee Lauder Cos., Inc., (The) Class A	621	42,812
Kenvue, Inc.	10,007	229,460
		272,272
PHARMACEUTICALS - 2.0%
Catalent, Inc.(a)	1,269	74,364
Eli Lilly & Co.	5,161	4,282,288
Zoetis, Inc.	3,876	692,951
		5,049,603
PROFESSIONAL SERVICES - 0.8%
Amentum Holdings, Inc.(a)	560	16,654
Automatic Data Processing, Inc.	3,097	895,776
Broadridge Financial Solutions, Inc.	1,839	387,772

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
Equifax, Inc.	294	$77,916
Jacobs Solutions, Inc.	560	78,725
Paychex, Inc.	2,190	305,133
Verisk Analytics, Inc.	707	194,227
		1,956,203
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
CBRE Group, Inc., Class A(a)	3,744	490,352
CoStar Group, Inc.(a)	1,886	137,282
		627,634
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.1%
Camden Property Trust	275	31,842
Equity Residential	2,389	168,114
Invitation Homes, Inc.	175	5,497
Mid-America Apartment Communities, Inc.	405	61,293
UDR, Inc.	2,330	98,302
		365,048
RETAIL REAL ESTATE INVESTMENT TRUSTS - 0.3%
Federal Realty Investment Trust	12	1,330
Kimco Realty Corp.	5,150	122,158
Realty Income Corp.	3,880	230,355
Regency Centers Corp.	1,945	138,951
Simon Property Group, Inc.	1,289	217,996
		710,790
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.3%
Advanced Micro Devices, Inc.(a)	10,018	1,443,293
Analog Devices, Inc.	1,888	421,232
Applied Materials, Inc.	5,769	1,047,535
Broadcom, Inc.	22,646	3,844,612
Enphase Energy, Inc.(a)	358	29,728
First Solar, Inc.(a)	457	88,877
Intel Corp.	35,970	774,074
KLA Corp.	105	69,954
Lam Research Corp.	10,401	773,314
Microchip Technology, Inc.	490	35,951
Micron Technology, Inc.	5,144	512,600
Monolithic Power Systems, Inc.	28	21,260
NVIDIA Corp.	131,746	17,490,599
NXP Semiconductors N.V.	336	78,792
ON Semiconductor Corp.(a)	912	64,287
QUALCOMM, Inc.	5,089	828,337
Texas Instruments, Inc.	4,290	871,557
		28,396,002
SOFTWARE - 10.5%
Adobe, Inc.(a)	2,851	1,363,006
ANSYS, Inc.(a)	1,276	408,843
Autodesk, Inc.(a)	2,051	582,074
	Shares	Value
Cadence Design Systems, Inc.(a)	2,339	$645,845
Crowdstrike Holdings, Inc., Class A(a)	759	225,324
Fair Isaac Corp.(a)	33	65,773
Fortinet, Inc.(a)	3,098	243,689
Gen Digital, Inc.	4,396	127,967
Intuit, Inc.	1,876	1,144,923
Microsoft Corp.	38,642	15,702,177
Oracle Corp.	8,202	1,376,624
Palantir Technologies, Inc., Class A(a)	297	12,343
Palo Alto Networks, Inc.(a)	2,430	875,602
Salesforce, Inc.	5,968	1,738,896
ServiceNow, Inc.(a)	1,351	1,260,469
Synopsys, Inc.(a)	1,289	662,043
		26,435,598
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.4%
American Tower Corp.	3,666	782,838
Crown Castle, Inc.	4,805	516,490
Digital Realty Trust, Inc.	3,036	541,106
Equinix, Inc.	794	721,016
Extra Space Storage, Inc.	971	158,564
Iron Mountain, Inc.	1,456	180,151
Public Storage	3	987
SBA Communications Corp.	1,724	395,606
Weyerhaeuser Co.	5,852	182,348
		3,479,106
SPECIALTY RETAIL - 2.3%
Best Buy Co., Inc.	3,918	354,305
CarMax, Inc.(a)	4,431	320,716
Home Depot, Inc. (The)	5,856	2,305,800
Lowe’s Cos., Inc.	3,966	1,038,418
Ross Stores, Inc.	1,336	186,666
TJX Cos., Inc. (The)	6,350	717,740
Tractor Supply Co.	1,524	404,637
Ulta Beauty, Inc.(a)	940	346,841
		5,675,123
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.8%
Apple, Inc.	78,281	17,684,461
Hewlett Packard Enterprise Co.	23,010	448,465
HP, Inc.	12,556	445,989
NetApp, Inc.	2,766	318,947
Seagate Technology Holdings PLC	3,683	369,663
Super Micro Computer, Inc.(a)	1,890	55,018
Western Digital Corp.(a)	5,742	375,010
		19,697,553
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Deckers Outdoor Corp.(a)	2,331	375,035

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED LARGE CAP FUND

	Shares	Value
NIKE, Inc., Class B	5,426	$418,507
Ralph Lauren Corp.	28	5,542
Tapestry, Inc.	204	9,680
		808,764
TRADING COMPANIES & DISTRIBUTORS - 0.5%
Fastenal Co.	3,416	267,063
United Rentals, Inc.	666	541,325
W.W. Grainger, Inc.	477	529,102
		1,337,490
WATER UTILITIES - 0.1%
American Water Works Co., Inc.	1,074	148,330

WIRELESS TELECOMMUNICATION SERVICES - 0.3%
T-Mobile U.S., Inc.	3,364	750,710

TOTAL COMMON STOCKS (COST $184,170,235)		251,443,690
RIGHTS - 0.0%

HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Contra Abiomed, Inc. (Contingent Value Rights)(a)(b)(c)	373	—

TOTAL RIGHTS (COST $—)		—
	Shares	Value
MONEY MARKET FUND - 0.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(d)	540,662	$540,662
TOTAL MONEY MARKET FUND (COST $540,662)		540,662
TOTAL INVESTMENTS (COST $184,710,897) - 100.1%		251,984,352

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(228,564)
NET ASSETS - 100.0%		$251,755,788

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of October 31, 2024 is disclosed.

MSCI — Morgan Stanley Capital International
N.V. — Naamloze Vennootschap
PLC — Public Limited Company
S&P — Standard & Poor's
SA — Societe Anonyme

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
COMMON STOCKS - 99.9%

AEROSPACE & DEFENSE - 1.5%
AAR Corp.(a)	1,599	$93,861
AeroVironment, Inc.(a)	1,625	349,310
BWX Technologies, Inc.	5,065	616,664
Curtiss-Wright Corp.	2,525	871,024
Hexcel Corp.	3,894	228,539
Mercury Systems, Inc.(a)	2,568	83,075
Moog, Inc., Class A	1,883	355,134
National Presto Industries, Inc.	48	3,452
Triumph Group, Inc.(a)	3,570	49,409
Woodward, Inc.	3,552	582,848
		3,233,316
AIR FREIGHT & LOGISTICS - 0.2%
Forward Air Corp.	1,308	46,212
GXO Logistics, Inc.(a)	5,534	330,988
Hub Group, Inc., Class A	2,982	129,389
		506,589
AUTOMOBILE COMPONENTS - 1.0%
Adient PLC(a)	4,386	85,659
American Axle & Manufacturing Holdings, Inc.(a)	6,850	38,703
Autoliv, Inc.	3,735	346,907
Dana, Inc.	7,151	54,848
Dorman Products, Inc.(a)	1,442	164,431
Fox Factory Holding Corp.(a)	1,440	51,826
Gentex Corp.	11,098	336,380
Gentherm, Inc.(a)	1,290	54,115
Goodyear Tire & Rubber Co. (The)(a)	13,896	111,307
LCI Industries	1,249	138,989
Lear Corp.	2,983	285,652
Patrick Industries, Inc.	1,162	146,389
Phinia, Inc.	2,037	94,883
Standard Motor Products, Inc.	862	27,748
Visteon Corp.(a)	1,208	109,022
XPEL, Inc.(a)	665	25,649
		2,072,508
AUTOMOBILES - 0.3%
Harley-Davidson, Inc.	13,004	415,478
Thor Industries, Inc.	2,720	283,097
Winnebago Industries, Inc.	841	47,130
		745,705
BANKS - 7.1%
Ameris Bancorp	3,025	187,520
Associated Banc-Corp	7,939	188,472
Atlantic Union Bankshares Corp.	1,684	63,655
Axos Financial, Inc.(a)	2,598	175,937
	Shares	Value
Banc of California, Inc.	7,435	$114,202
BancFirst Corp.	978	106,318
Bancorp, Inc. (The)(a)	2,490	125,147
Bank of Hawaii Corp.	1,927	139,187
Bank OZK	4,739	207,331
BankUnited, Inc.	3,511	124,079
Banner Corp.	1,024	65,577
Berkshire Hills Bancorp, Inc.	2,660	72,432
Brookline Bancorp, Inc.	6,100	68,625
Cadence Bank	9,327	311,802
Capitol Federal Financial, Inc.	6,050	38,992
Cathay General Bancorp	2,917	134,124
Central Pacific Financial Corp.	1,180	31,789
City Holding Co.	1,456	169,770
Columbia Banking System, Inc.	11,152	317,944
Comerica, Inc.	6,457	411,375
Commerce Bancshares, Inc.	5,401	337,562
Community Financial System, Inc.	2,134	130,473
Cullen/Frost Bankers, Inc.	4,138	526,974
Customers Bancorp, Inc.(a)	1,293	59,646
CVB Financial Corp.	6,829	132,687
Dime Community Bancshares, Inc., Class B	2,282	68,620
Eagle Bancorp, Inc.	1,440	37,742
East West Bancorp, Inc.	7,784	758,862
F.N.B. Corp.	20,435	296,308
FB Financial Corp.	1,861	91,561
First Bancorp	1,870	77,979
First BanCorp (New York Exchange)	8,874	171,091
First Commonwealth Financial Corp.	4,960	81,542
First Financial Bancorp	4,760	121,761
First Financial Bankshares, Inc.	6,259	226,200
First Hawaiian, Inc.	6,020	148,935
First Horizon Corp.	26,847	465,259
Fulton Financial Corp.	9,939	179,995
Glacier Bancorp, Inc.	5,236	273,057
Hancock Whitney Corp.	3,656	190,404
Hanmi Financial Corp.	1,901	43,476
Heritage Financial Corp.	1,430	32,876
Hilltop Holdings, Inc.	3,183	97,495
Home Bancshares, Inc.	9,688	264,386
Hope Bancorp, Inc.	8,372	103,729
Independent Bank Corp.	1,564	98,376
Independent Bank Group, Inc.	1,389	81,062
International Bancshares Corp.	2,304	141,143
Lakeland Financial Corp.	919	59,799
National Bank Holdings Corp., Class A	1,800	80,928
NBT Bancorp, Inc.	2,040	90,739

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
New York Community Bancorp, Inc.	12,450	$125,994
Northwest Bancshares, Inc.	4,090	54,356
OFG Bancorp	2,491	100,313
Old National Bancorp	16,416	316,172
Pacific Premier Bancorp, Inc.	4,668	119,081
Park National Corp.	1,383	238,955
Pathward Financial, Inc.	1,122	79,393
Pinnacle Financial Partners, Inc.	4,813	507,531
Preferred Bank	707	59,650
Prosperity Bancshares, Inc.	5,175	378,810
Provident Financial Services, Inc.	3,730	69,676
Renasant Corp.	2,934	100,079
S&T Bancorp, Inc.	1,690	64,186
Seacoast Banking Corp. of Florida	3,510	93,717
ServisFirst Bancshares, Inc.	2,639	219,406
Simmons First National Corp., Class A	5,852	135,766
Southside Bancshares, Inc.	1,286	41,666
SouthState Corp.	4,919	479,750
Stellar Bancorp, Inc.	3,104	84,491
Synovus Financial Corp.	6,547	326,499
Texas Capital Bancshares, Inc.(a)	2,189	168,444
Tompkins Financial Corp.	60	3,872
Triumph Financial, Inc.(a)	1,246	110,109
TrustCo Bank Corp. NY	800	26,384
Trustmark Corp.	3,420	118,742
UMB Financial Corp.	2,855	313,279
United Bankshares, Inc.	6,379	240,361
United Community Banks, Inc.	5,632	160,287
Valley National Bancorp	22,624	214,249
Veritex Holdings, Inc.	2,803	75,681
WaFd, Inc.	3,255	110,605
Webster Financial Corp.	7,649	396,218
Westamerica BanCorp	690	35,549
Western Alliance Bancorp	3,958	329,345
Wintrust Financial Corp.	4,428	513,161
WSFS Financial Corp.	2,639	129,760
Zions Bancorp	6,475	337,089
		15,403,571
BEVERAGES - 0.3%
Celsius Holdings, Inc.(a)	7,482	225,058
Coca-Cola Consolidated, Inc.	315	354,142
National Beverage Corp.	1,346	60,826
		640,026
BIOTECHNOLOGY - 2.5%
Alkermes PLC(a)	6,928	178,050
Arcus Biosciences, Inc.(a)	3,030	46,359
	Shares	Value
Arrowhead Pharmaceuticals, Inc.(a)	5,688	$109,380
BioMarin Pharmaceutical, Inc.(a)	10,392	684,729
Catalyst Pharmaceuticals, Inc.(a)	5,390	117,502
Cytokinetics, Inc.(a)	6,089	310,539
Dynavax Technologies Corp.(a)	6,528	77,357
Exelixis, Inc.(a)	14,784	490,829
Ironwood Pharmaceuticals, Inc.(a)	7,030	27,769
Krystal Biotech, Inc.(a)	1,559	268,974
Myriad Genetics, Inc.(a)	4,317	94,801
Neurocrine Biosciences, Inc.(a)	5,879	707,067
Protagonist Therapeutics, Inc.(a)	2,605	119,413
REGENXBIO, Inc.(a)	2,560	21,990
Roivant Sciences Ltd.(a)	16,728	193,208
Sarepta Therapeutics, Inc.(a)	5,254	662,004
United Therapeutics Corp.(a)	2,602	973,070
Vericel Corp.(a)	2,286	100,676
Vir Biotechnology, Inc.(a)	4,180	31,308
Xencor, Inc.(a)	3,272	68,745
		5,283,770
BROADLINE RETAIL - 0.3%
Kohl's Corp.	5,090	94,063
Macy's, Inc.	13,125	201,338
Nordstrom, Inc.	5,322	120,330
Ollie's Bargain Outlet Holdings, Inc.(a)	3,221	295,784
		711,515
BUILDING PRODUCTS - 3.4%
AAON, Inc.	3,505	400,341
Advanced Drainage Systems, Inc.	3,762	563,849
American Woodmark Corp.(a)	538	48,802
Apogee Enterprises, Inc.	1,081	80,902
Armstrong World Industries, Inc.	2,297	320,546
AZZ, Inc.	1,273	96,977
Carlisle Cos., Inc.	1,989	839,815
CSW Industrials, Inc.	605	213,625
Fortune Brands Innovations, Inc.	5,917	493,064
Gibraltar Industries, Inc.(a)	1,330	89,762
Griffon Corp.	1,932	121,484
Hayward Holdings, Inc.(a)	6,637	107,918
Insteel Industries, Inc.	960	25,891
Lennox International, Inc.	1,435	864,688
Masterbrand, Inc.(a)	4,058	72,882
Owens Corning	4,858	858,846
Quanex Building Products Corp.	2,025	58,847
Resideo Technologies, Inc.(a)	19,594	385,414
Simpson Manufacturing Co., Inc.	2,447	439,946
Trex Co., Inc.(a)	4,986	353,258

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
UFP Industries, Inc.	3,160	$386,594
Zurn Elkay Water Solutions Corp., Class C	13,541	488,830
		7,312,281
CAPITAL MARKETS - 3.2%
Affiliated Managers Group, Inc.	2,283	442,674
Artisan Partners Asset Management, Inc., Class A	2,578	113,690
BGC Group, Inc., Class A	11,665	109,301
Brightsphere Investment Group, Inc.	2,520	66,503
Cohen & Steers, Inc.	1,440	142,229
Donnelley Financial Solutions, Inc.(a)	1,317	76,834
Evercore, Inc., Class A	2,336	617,101
Federated Hermes, Inc.	4,292	172,238
Hamilton Lane, Inc., Class A	1,172	210,538
Houlihan Lokey, Inc.	3,462	598,130
Interactive Brokers Group, Inc., Class A	6,129	935,163
Janus Henderson Group PLC	6,964	287,683
Jefferies Financial Group, Inc.	8,667	554,515
Morningstar, Inc.	1,614	529,473
Piper Sandler Cos.	1,179	334,411
PJT Partners, Inc., Class A	1,448	201,214
SEI Investments Co.	5,255	392,864
StepStone Group, Inc., Class A	2,111	126,934
Stifel Financial Corp.	5,538	573,847
StoneX Group, Inc.(a)	1,530	137,761
Virtu Financial, Inc., Class A	2,849	88,205
Virtus Investment Partners, Inc.	694	150,161
WisdomTree, Inc.	6,910	71,518
		6,932,987
CHEMICALS - 2.0%
AdvanSix, Inc.	1,540	43,690
Arcadium Lithium PLC(a)	34,213	184,408
Ashland, Inc.	2,461	208,127
Avient Corp.	4,516	210,491
Axalta Coating Systems Ltd.(a)	8,594	325,884
Balchem Corp.	2,006	335,664
Cabot Corp.	2,990	322,412
Chemours Co. (The)	7,093	128,809
H.B. Fuller Co.	2,488	182,072
Hawkins, Inc.	1,141	121,973
Ingevity Corp.(a)	1,450	60,595
Innospec, Inc.	1,390	149,814
Koppers Holdings, Inc.	653	22,208
Minerals Technologies, Inc.	1,404	105,707
Olin Corp.	5,503	225,788
Quaker Chemical Corp.	807	122,325
RPM International, Inc.	7,008	890,787
	Shares	Value
Scotts Miracle-Gro Co. (The)	2,114	$183,876
Sensient Technologies Corp.	1,950	147,186
Stepan Co.	746	53,966
Westlake Corp.	2,064	272,324
		4,298,106
COMMERCIAL SERVICES & SUPPLIES - 2.3%
ABM Industries, Inc.	3,050	161,833
Brady Corp., Class A	2,095	149,038
Brink's Co. (The)	2,476	254,508
Clean Harbors, Inc.(a)	3,158	730,319
Corecivic, Inc.(a)	5,864	80,982
Deluxe Corp.	2,730	51,215
Enviri Corp.(a)	5,250	40,215
Geo Group, Inc. (The)(a)	6,388	96,970
Healthcare Services Group, Inc.(a)	4,472	49,058
HNI Corp.	6,826	336,385
Interface, Inc.	3,860	67,434
Liquidity Services, Inc.(a)	1,830	39,491
Matthews International Corp., Class A	1,816	42,295
MillerKnoll, Inc.	3,446	77,052
MSA Safety, Inc.	2,257	374,549
OPENLANE, Inc.(a)	5,891	93,078
Pitney Bowes, Inc.	11,310	81,545
RB Global, Inc.	9,819	832,062
Stericycle, Inc.(a)	4,304	264,567
Tetra Tech, Inc.	15,895	776,948
UniFirst Corp.	903	162,368
Vestis Corp.	6,657	90,003
Viad Corp.(a)	1,079	40,398
		4,892,313
COMMUNICATIONS EQUIPMENT - 0.6%
Calix, Inc.(a)	2,883	102,001
Ciena Corp.(a)	6,801	431,932
Digi International, Inc.(a)	2,020	58,519
Extreme Networks, Inc.(a)	6,896	102,957
Harmonic, Inc.(a)	5,853	64,910
Lumentum Holdings, Inc.(a)	3,251	207,641
NetScout Systems, Inc.(a)	3,590	75,498
Viasat, Inc.(a)	3,400	32,640
Viavi Solutions, Inc.(a)	14,010	129,172
		1,205,270
CONSTRUCTION & ENGINEERING - 2.3%
AECOM	7,200	768,960
Arcosa, Inc.	2,319	217,151
Comfort Systems USA, Inc.	2,095	819,229
Dycom Industries, Inc.(a)	1,702	296,709

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
EMCOR Group, Inc.	2,711	$1,209,296
Fluor Corp.(a)	7,771	406,268
Granite Construction, Inc.	2,021	169,865
MasTec, Inc.(a)	3,292	404,554
MDU Resources Group, Inc.	10,521	303,531
MYR Group, Inc.(a)	888	116,328
Valmont Industries, Inc.	803	250,279
		4,962,170
CONSTRUCTION MATERIALS - 0.4%
Eagle Materials, Inc.	2,116	604,033
Knife River Corp.(a)	2,630	255,952
		859,985
CONSUMER FINANCE - 0.7%
Ally Financial, Inc.	13,317	466,761
Bread Financial Holdings, Inc.	2,270	113,159
Encore Capital Group, Inc.(a)	980	44,766
Enova International, Inc.(a)	1,532	133,146
EZCORP, Inc., Class A(a)	3,780	43,432
FirstCash Holdings, Inc.	2,287	236,636
Green Dot Corp., Class A(a)	3,060	34,762
Navient Corp.	5,335	75,917
PRA Group, Inc.(a)	1,930	38,909
PROG Holdings, Inc.	1,938	84,632
SLM Corp.	11,586	255,240
World Acceptance Corp.(a)	161	18,370
		1,545,730
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
Andersons, Inc. (The)	1,604	72,822
BJ's Wholesale Club Holdings, Inc.(a)	7,168	607,345
Chefs' Warehouse, Inc. (The)(a)	1,953	77,964
Grocery Outlet Holding Corp.(a)	5,084	72,701
PriceSmart, Inc.	1,287	106,924
SpartanNash Co.	2,424	51,001
Sprouts Farmers Market, Inc.(a)	5,474	703,026
United Natural Foods, Inc.(a)	3,380	68,749
US Foods Holding Corp.(a)	16,244	1,001,442
		2,761,974
CONTAINERS & PACKAGING - 1.6%
AptarGroup, Inc.	3,940	661,565
Berry Global Group, Inc.	5,046	355,491
Crown Holdings, Inc.	8,776	820,995
Graphic Packaging Holding Co.	12,278	346,976
Greif, Inc., Class A	1,144	71,431
Myers Industries, Inc.	1,870	22,029
O-I Glass, Inc.(a)	8,295	92,158
Sealed Air Corp.	15,176	549,068
	Shares	Value
Silgan Holdings, Inc.	4,150	$214,721
Sonoco Products Co.	4,491	235,867
		3,370,301
DIVERSIFIED CONSUMER SERVICES - 1.4%
Adtalem Global Education, Inc.(a)	1,957	158,360
Duolingo, Inc.(a)	2,080	609,378
Frontdoor, Inc.(a)	8,735	434,042
Grand Canyon Education, Inc.(a)	1,776	243,507
H&R Block, Inc.	7,149	427,010
Mister Car Wash, Inc.(a)	6,790	50,993
Perdoceo Education Corp.	3,665	81,913
Service Corp. International	7,737	631,726
Strategic Education, Inc.	1,243	108,091
Stride, Inc.(a)	2,195	204,750
		2,949,770
DIVERSIFIED REAL ESTATE INVESTMENT TRUSTS - 0.5%
Alexander & Baldwin, Inc.	4,923	91,617
American Assets Trust, Inc.	3,540	95,403
Armada Hoffler Properties, Inc.	4,940	53,500
Essential Properties Realty Trust, Inc.	7,880	249,717
Global Net Lease, Inc.	5,720	44,559
WP Carey, Inc.	10,996	612,697
		1,147,493
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.5%
Cogent Communications Holdings, Inc.	2,348	188,474
Consolidated Communications Holdings, Inc.(a)	6,340	29,386
Frontier Communications Parent, Inc.(a)	10,886	388,957
Iridium Communications, Inc.	5,940	174,220
Lumen Technologies, Inc.(a)	41,956	268,099
Shenandoah Telecommunications Co.	2,630	36,399
		1,085,535
ELECTRIC UTILITIES - 0.9%
ALLETE, Inc.	2,558	163,482
IDACORP, Inc.	4,442	459,658
MGE Energy, Inc.	2,181	197,358
OGE Energy Corp.	11,289	451,447
Otter Tail Corp.	2,248	176,513
PNM Resources, Inc.	4,370	190,270
Portland General Electric Co.	5,100	241,740
		1,880,468
ELECTRICAL EQUIPMENT - 1.2%
Acuity Brands, Inc.	1,566	470,881
EnerSys	2,043	197,885
NEXTracker, Inc., Class A(a)	5,711	227,412
nVent Electric PLC	7,714	575,233

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Powell Industries, Inc.	647	$164,972
Regal Rexnord Corp.	3,701	616,364
Sensata Technologies Holding PLC	6,210	213,251
Sunrun, Inc.(a)	10,629	153,589
Vicor Corp.(a)	963	44,019
		2,663,606
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.5%
Advanced Energy Industries, Inc.	1,331	144,453
Arlo Technologies, Inc.(a)	4,756	48,321
Arrow Electronics, Inc.(a)	2,771	328,835
Avnet, Inc.	9,212	499,382
Badger Meter, Inc.	2,592	518,530
Belden, Inc.	1,939	220,794
Benchmark Electronics, Inc.	7,316	316,783
Cognex Corp.	7,872	316,691
Coherent Corp.(a)	7,073	653,828
Crane NXT Co.	2,388	129,597
CTS Corp.	1,540	76,215
ePlus, Inc.(a)	1,176	104,605
Fabrinet(a)	2,001	482,181
Insight Enterprises, Inc.(a)	1,599	279,697
IPG Photonics Corp.(a)	952	77,074
Itron, Inc.(a)	4,671	522,031
Knowles Corp.(a)	5,710	98,897
Littelfuse, Inc.	1,060	259,308
Novanta, Inc.(a)	3,148	535,915
OSI Systems, Inc.(a)	894	118,196
PC Connection, Inc.	454	28,897
Plexus Corp.(a)	3,119	449,448
Rogers Corp.(a)	703	70,497
Sanmina Corp.(a)	2,452	171,885
ScanSource, Inc.(a)	1,287	54,582
TD SYNNEX Corp.	4,301	496,120
TTM Technologies, Inc.(a)	5,989	134,393
Vishay Intertechnology, Inc.	6,180	104,813
Vontier Corp.	7,269	269,534
		7,511,502
ENERGY EQUIPMENT & SERVICES - 1.1%
Archrock, Inc.	6,683	133,794
Bristow Group, Inc.(a)	1,036	34,364
Cactus, Inc., Class A	3,350	198,621
ChampionX Corp.	9,061	255,701
Core Laboratories, Inc.	2,630	49,707
Helix Energy Solutions Group, Inc.(a)	6,820	63,085
Helmerich & Payne, Inc.	4,210	141,456
Innovex International, Inc.(a)	1,791	25,414
	Shares	Value
Liberty Energy, Inc.	5,634	$96,172
Nabors Industries Ltd.(a)	610	45,390
NOV, Inc.	18,964	294,132
Oceaneering International, Inc.(a)	4,963	121,097
Patterson-UTI Energy, Inc.	15,877	121,776
ProPetro Holding Corp.(a)	6,670	46,090
RPC, Inc.	5,720	32,490
Tidewater, Inc.(a)	2,880	173,002
Valaris Ltd.(a)	3,441	174,115
Weatherford International PLC	4,319	341,201
		2,347,607
ENTERTAINMENT - 0.4%
Cinemark Holdings, Inc.(a)	5,505	163,774
Madison Square Garden Sports Corp.(a)	1,011	225,150
TKO Group Holdings, Inc.(a)	3,271	381,955
Warner Music Group Corp., Class A	5,110	163,315
		934,194
FINANCIAL SERVICES - 1.9%
Equitable Holdings, Inc.	13,609	617,032
Essent Group Ltd.	4,932	295,969
Euronet Worldwide, Inc.(a)	2,495	245,683
EVERTEC, Inc.	3,328	109,025
Jackson Financial, Inc., Class A	3,710	370,814
MGIC Investment Corp.	13,981	350,084
Mr. Cooper Group, Inc.(a)	3,752	332,240
NCR Atleos Corp.(a)	3,331	87,206
NMI Holdings, Inc.(a)	4,217	163,114
Payoneer Global, Inc.(a)	11,244	96,923
Radian Group, Inc.	5,324	185,861
Voya Financial, Inc.	4,730	379,819
Walker & Dunlop, Inc.	2,111	230,880
Western Union Co. (The)	17,868	192,260
WEX, Inc.(a)	2,509	433,053
		4,089,963
FOOD PRODUCTS - 1.2%
B&G Foods, Inc.	4,180	35,614
Cal-Maine Foods, Inc.	2,036	178,720
Darling Ingredients, Inc.(a)	7,477	292,425
Flowers Foods, Inc.	10,684	237,505
Fresh Del Monte Produce, Inc.	2,440	78,348
Hain Celestial Group, Inc. (The)(a)	4,952	43,231
Ingredion, Inc.	4,101	544,449
J & J Snack Foods Corp.	1,156	189,723
John B. Sanfilippo & Son, Inc.	427	35,232
Lancaster Colony Corp.	1,238	214,917
Pilgrim's Pride Corp.(a)	2,602	126,041

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Post Holdings, Inc.(a)	3,321	$362,686
Simply Good Foods Co. (The)(a)	4,622	155,577
Tootsie Roll Industries, Inc.	1,585	46,234
TreeHouse Foods, Inc.(a)	2,648	96,334
WK Kellogg Co.	3,278	54,513
		2,691,549
GAS UTILITIES - 0.7%
Chesapeake Utilities Corp.	1,944	232,872
National Fuel Gas Co.	4,106	248,536
New Jersey Resources Corp.	4,887	224,265
Northwest Natural Holding Co.	1,790	69,613
ONE Gas, Inc.	2,678	190,861
Southwest Gas Holdings, Inc.	3,324	243,483
Spire, Inc.	2,438	155,691
UGI Corp.	10,407	248,831
		1,614,152
GROUND TRANSPORTATION - 1.6%
ArcBest Corp.	1,246	129,808
Avis Budget Group, Inc.	774	64,242
Heartland Express, Inc.	2,983	32,231
Hertz Global Holdings, Inc.(a)	7,458	20,733
Knight-Swift Transportation Holdings, Inc.	7,539	392,631
Landstar System, Inc.	2,142	376,500
Marten Transport Ltd.	4,069	62,988
RXO, Inc.(a)	5,900	166,321
Ryder System, Inc.	3,823	559,229
Saia, Inc.(a)	1,382	675,259
Werner Enterprises, Inc.	3,400	125,426
XPO, Inc.(a)	6,270	818,423
		3,423,791
HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
Artivion, Inc.(a)	2,273	59,848
Avanos Medical, Inc.(a)	2,830	52,864
CONMED Corp.	1,366	93,216
DENTSPLY SIRONA, Inc.	8,153	188,905
Embecta Corp.	3,072	43,254
Enovis Corp.(a)	2,539	104,785
Envista Holdings Corp.(a)	8,891	186,444
Glaukos Corp.(a)	2,864	378,764
Globus Medical, Inc., Class A(a)	5,872	431,827
Haemonetics Corp.(a)	5,650	402,054
ICU Medical, Inc.(a)	1,159	197,876
Inari Medical, Inc.(a)	2,514	121,678
Inspire Medical Systems, Inc.(a)	1,688	329,228
Integer Holdings Corp.(a)	2,072	257,446
Integra LifeSciences Holdings Corp.(a)	3,797	71,232
	Shares	Value
Lantheus Holdings, Inc.(a)	3,797	$417,062
LeMaitre Vascular, Inc.	1,170	103,416
LivaNova PLC(a)	2,579	133,128
Masimo Corp.(a)	2,471	355,849
Merit Medical Systems, Inc.(a)	3,279	323,506
Neogen Corp.(a)	10,598	151,339
Omnicell, Inc.(a)	2,161	105,111
Penumbra, Inc.(a)	2,225	509,236
QuidelOrtho Corp.(a)	2,248	85,536
STAAR Surgical Co.(a)	9,876	286,305
Tandem Diabetes Care, Inc.(a)	3,127	98,094
TransMedics Group, Inc.(a)	1,798	147,382
UFP Technologies, Inc.(a)	500	133,500
		5,768,885
HEALTH CARE PROVIDERS & SERVICES - 1.9%
Acadia Healthcare Co., Inc.(a)	4,958	211,657
AdaptHealth Corp.(a)	4,790	49,289
Addus HomeCare Corp.(a)	1,236	153,783
Amedisys, Inc.(a)	1,887	178,510
AMN Healthcare Services, Inc.(a)	1,763	66,888
Astrana Health, Inc.(a)	2,138	114,982
Chemed Corp.	372	200,969
CorVel Corp.(a)	637	189,711
Encompass Health Corp.	5,592	556,180
Ensign Group, Inc. (The)	3,858	597,951
Fulgent Genetics, Inc.(a)	1,320	28,314
HealthEquity, Inc.(a)	4,665	397,691
National HealthCare Corp.	887	102,919
NeoGenomics, Inc.(a)	6,252	84,965
Option Care Health, Inc.(a)	8,738	201,324
Owens & Minor, Inc.(a)	4,621	58,733
Patterson Cos., Inc.	4,591	96,457
Premier, Inc., Class A	2,936	59,160
Privia Health Group, Inc.(a)	4,927	90,460
Progyny, Inc.(a)	4,166	62,698
R1 RCM, Inc.(a)	10,771	153,595
RadNet, Inc.(a)	3,438	223,608
Select Medical Holdings Corp.	5,951	190,908
U.S. Physical Therapy, Inc.	798	63,984
		4,134,736
HEALTH CARE REAL ESTATE INVESTMENT TRUSTS - 0.5%
CareTrust REIT, Inc.	5,808	189,747
Healthcare Realty Trust, Inc.	9,216	158,331
LTC Properties, Inc.	2,388	91,222

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Omega Healthcare Investors, Inc.	11,613	$493,204
Sabra Health Care REIT, Inc.	12,749	247,330
		1,179,834
HEALTH CARE TECHNOLOGY - 0.2%
Certara, Inc.(a)	5,476	55,855
Doximity, Inc., Class A(a)	5,763	240,548
HealthStream, Inc.	1,710	49,992
Schrodinger, Inc.(a)	2,787	49,037
Simulations Plus, Inc.	1,100	29,942
		425,374
HOTEL & RESORT REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apple Hospitality REIT, Inc.	3,788	55,949
DiamondRock Hospitality Co.	13,625	116,766
Park Hotels & Resorts, Inc.	11,563	160,610
Pebblebrook Hotel Trust	7,421	88,903
Service Properties Trust	8,860	28,352
Summit Hotel Properties, Inc.	8,030	49,144
Sunstone Hotel Investors, Inc.	10,730	108,266
Xenia Hotels & Resorts, Inc.	6,067	85,969
		693,959
HOTELS, RESTAURANTS & LEISURE - 1.8%
Aramark	13,315	503,706
Choice Hotels International, Inc.	1,712	238,841
Hilton Grand Vacations, Inc.(a)	4,052	149,438
Hyatt Hotels Corp., Class A	2,953	429,514
Jack in the Box, Inc.	954	46,985
Marriott Vacations Worldwide Corp.	1,635	125,944
Papa John's International, Inc.	1,490	78,061
Planet Fitness, Inc., Class A(a)	4,683	367,709
Sabre Corp.(a)	18,980	60,736
Six Flags Entertainment Corp.	4,275	168,478
Travel + Leisure Co.	3,756	179,574
Vail Resorts, Inc.	2,290	379,430
Wendy's Co. (The)	11,410	218,045
Wingstop, Inc.	1,843	530,213
Wyndham Hotels & Resorts, Inc.	4,366	385,605
		3,862,279
HOUSEHOLD DURABLES - 2.5%
Cavco Industries, Inc.(a)	68	27,866
Century Communities, Inc.	1,112	98,590
Ethan Allen Interiors, Inc.	1,520	42,058
Green Brick Partners, Inc.(a)	1,527	105,378
Helen of Troy Ltd.(a)	673	42,836
Installed Building Products, Inc.	1,284	278,500
KB Home	6,642	521,397
La-Z-Boy, Inc.	2,426	92,309
Leggett & Platt, Inc.	7,766	93,192
	Shares	Value
LGI Homes, Inc.(a)	838	$85,107
M/I Homes, Inc.(a)	1,435	217,532
Meritage Homes Corp.	2,081	377,077
Newell Brands, Inc.	70,745	622,556
Sonos, Inc.(a)	6,940	86,958
Taylor Morrison Home Corp.(a)	5,181	354,899
Tempur Sealy International, Inc.	8,511	407,762
Toll Brothers, Inc.	5,411	792,387
TopBuild Corp.(a)	1,647	582,017
Tri Pointe Homes, Inc.(a)	5,103	206,314
Whirlpool Corp.	2,809	290,760
Worthington Enterprises, Inc.	1,610	61,663
		5,387,158
HOUSEHOLD PRODUCTS - 0.2%
Central Garden & Pet Co.(a)	165	5,659
Central Garden & Pet Co., Class A(a)	2,847	82,962
Energizer Holdings, Inc.	3,903	125,169
WD-40 Co.	695	182,139
		395,929
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.1%
Clearway Energy, Inc., Class A	389	10,363
Clearway Energy, Inc., Class C	2,670	75,774
Ormat Technologies, Inc.	2,749	217,226
		303,363
INDUSTRIAL REAL ESTATE INVESTMENT TRUSTS - 1.0%
EastGroup Properties, Inc.	3,828	655,660
First Industrial Realty Trust, Inc.	6,694	351,368
Innovative Industrial Properties, Inc.	1,789	231,121
LXP Industrial Trust	15,915	150,237
Rexford Industrial Realty, Inc.	10,410	446,485
STAG Industrial, Inc.	6,503	242,432
		2,077,303
INSURANCE - 4.2%
Ambac Financial Group, Inc.(a)	2,690	30,424
American Financial Group, Inc.	4,331	558,396
AMERISAFE, Inc.	926	50,050
Assured Guaranty Ltd.	2,608	217,664
Brighthouse Financial, Inc.(a)	2,890	136,697
CNO Financial Group, Inc.	6,207	213,521
Employers Holdings, Inc.	1,234	60,120
Fidelity National Financial, Inc.	12,575	756,638
First American Financial Corp.	4,725	303,109
Genworth Financial, Inc.(a)	26,922	181,454
Goosehead Insurance, Inc., Class A(a)	1,344	146,362
Hanover Insurance Group, Inc. (The)	2,537	376,313
HCI Group, Inc.	365	41,358

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Horace Mann Educators Corp.	2,091	$77,869
Kemper Corp.	2,787	173,546
Kinsale Capital Group, Inc.	1,267	542,415
Lincoln National Corp.	6,562	228,030
Mercury General Corp.	1,329	89,880
Old Republic International Corp.	13,685	478,017
Palomar Holdings, Inc.(a)	1,393	125,050
Primerica, Inc.	2,102	581,855
ProAssurance Corp.(a)	3,130	46,606
Reinsurance Group of America, Inc.	3,717	784,584
RenaissanceRe Holdings Ltd.	2,929	768,570
RLI Corp.	2,989	466,194
Ryan Specialty Holdings, Inc.	5,414	356,620
Safety Insurance Group, Inc.	538	42,107
Selective Insurance Group, Inc.	3,355	304,701
SiriusPoint Ltd.(a)	6,324	83,097
Stewart Information Services Corp.	1,261	86,757
Trupanion, Inc.(a)	1,576	86,333
United Fire Group, Inc.	1,440	28,282
Unum Group	8,547	548,546
		8,971,165
INTERACTIVE MEDIA & SERVICES - 0.4%
Cargurus, Inc.(a)	4,013	124,483
Cars.com, Inc.(a)	3,584	57,308
IAC, Inc.(a)	3,081	147,734
QuinStreet, Inc.(a)	2,979	62,559
Shutterstock, Inc.	1,308	41,974
TripAdvisor, Inc.(a)	5,943	95,326
Yelp, Inc.(a)	3,325	113,515
Ziff Davis, Inc.(a)	1,851	85,646
ZoomInfo Technologies, Inc.(a)	15,048	166,280
		894,825
IT SERVICES - 0.4%
ASGN, Inc.(a)	4,831	444,935
DigitalOcean Holdings, Inc.(a)	2,505	99,148
DXC Technology Co.(a)	7,713	153,180
Kyndryl Holdings, Inc.(a)	10,788	246,937
		944,200
LEISURE PRODUCTS - 0.7%
Brunswick Corp.	2,661	212,188
Mattel, Inc.(a)	17,908	364,965
Polaris, Inc.	2,217	154,991
Sturm Ruger & Co., Inc.	560	22,019
Topgolf Callaway Brands Corp.(a)	32,233	312,983
Vista Outdoor, Inc.(a)	2,995	131,690
YETI Holdings, Inc.(a)	10,625	374,106
		1,572,942
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Avantor, Inc.(a)	30,088	$673,069
Azenta, Inc.(a)	2,635	108,272
BioLife Solutions, Inc.(a)	1,960	45,864
Bio-Rad Laboratories, Inc., Class A(a)	985	352,817
Bruker Corp.	4,935	279,370
Cytek Biosciences, Inc.(a)	3,965	19,607
Fortrea Holdings, Inc.(a)	4,120	69,298
Illumina, Inc.(a)	8,669	1,249,550
Medpace Holdings, Inc.(a)	1,427	448,392
Mesa Laboratories, Inc.	301	34,326
Repligen Corp.(a)	2,909	390,592
Sotera Health Co.(a)	6,430	100,758
		3,771,915
MACHINERY - 4.6%
AGCO Corp.	2,985	298,022
Alamo Group, Inc.	51	8,647
Albany International Corp., Class A	1,241	84,289
Astec Industries, Inc.	1,027	32,638
Barnes Group, Inc.	2,535	118,537
Chart Industries, Inc.(a)	2,205	266,188
CNH Industrial N.V.	66,155	742,921
Crane Co.	2,791	438,968
Donaldson Co., Inc.	5,434	397,551
Enerpac Tool Group Corp.	2,818	124,330
Enpro, Inc.	1,198	174,441
Esab Corp.	2,878	354,109
ESCO Technologies, Inc.	1,369	171,864
Federal Signal Corp.	2,879	234,840
Flowserve Corp.	6,196	326,157
Franklin Electric Co., Inc.	1,851	177,159
Gates Industrial Corp. PLC(a)	1,479	28,619
Graco, Inc.	7,682	625,699
Greenbrier Cos., Inc. (The)	1,439	85,290
Hillenbrand, Inc.	3,375	92,981
ITT, Inc.	4,614	646,514
John Bean Technologies Corp.	1,428	159,108
Kennametal, Inc.	3,900	98,748
Lincoln Electric Holdings, Inc.	3,194	615,037
Lindsay Corp.	594	71,102
Middleby Corp. (The)(a)	2,882	373,795
Mueller Industries, Inc.	5,305	434,851
Oshkosh Corp.	3,425	350,172
Proto Labs, Inc.(a)	977	26,770
RBC Bearings, Inc.(a)	1,348	377,912
SPX Technologies, Inc.(a)	2,609	374,365
Standex International Corp.	773	142,139

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Tennant Co.	779	$68,209
Terex Corp.	3,021	156,216
Timken Co. (The)	2,949	244,767
Titan International, Inc.(a)	3,580	23,055
Toro Co. (The)	5,446	438,294
Trinity Industries, Inc.	3,984	136,571
Wabash National Corp.	2,755	48,047
Watts Water Technologies, Inc., Class A	1,345	256,344
		9,825,266
MARINE TRANSPORTATION - 0.3%
Kirby Corp.(a)	3,349	384,331
Matson, Inc.	1,942	300,797
		685,128
MEDIA - 0.9%
Cable One, Inc.	890	303,989
EchoStar Corp., Class A(a)	5,304	132,918
John Wiley & Sons, Inc., Class A	2,210	108,953
New York Times Co. (The), Class A	7,728	431,532
Nexstar Media Group, Inc.	1,860	327,211
Scholastic Corp.	940	23,340
TechTarget, Inc.(a)	1,596	46,196
TEGNA, Inc.	27,820	457,083
Thryv Holdings, Inc.(a)	2,106	30,284
		1,861,506
METALS & MINING - 2.1%
Alcoa Corp.	10,874	435,939
Alpha Metallurgical Resources, Inc.	710	147,893
Arch Resources, Inc.	1,094	160,555
ATI, Inc.(a)	6,227	328,225
Carpenter Technology Corp.	2,752	411,424
Century Aluminum Co.(a)	3,330	58,775
Cleveland-Cliffs, Inc.(a)	22,988	298,384
Commercial Metals Co.	5,259	282,934
Haynes International, Inc.	482	29,094
Kaiser Aluminum Corp.	581	43,145
Materion Corp.	1,120	113,826
Metallus, Inc.(a)	2,495	35,155
MP Materials Corp.(a)	6,818	122,656
Reliance, Inc.	2,653	759,660
Royal Gold, Inc.	4,872	711,604
SunCoke Energy, Inc.	6,340	65,365
United States Steel Corp.	10,223	397,164
Warrior Met Coal, Inc.	2,532	159,845
Worthington Steel, Inc.	1,610	61,566
		4,623,209
MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Annaly Capital Management, Inc.	24,528	466,277
	Shares	Value
Apollo Commercial Real Estate Finance, Inc.	9,200	$81,788
Arbor Realty Trust, Inc.	4,855	71,563
ARMOUR Residential REIT, Inc.	716	13,425
Blackstone Mortgage Trust, Inc., Class A	4,060	73,933
Ellington Financial, Inc.	2,800	33,852
Franklin BSP Realty Trust, Inc.	3,716	48,345
HA Sustainable Infrastructure Capital, Inc.	12,693	444,128
KKR Real Estate Finance Trust, Inc.	3,250	37,668
New York Mortgage Trust, Inc.	5,642	32,554
Pennymac Mortgage Investment Trust	5,780	77,914
Ready Capital Corp.	4,730	32,401
Redwood Trust, Inc.	7,420	54,314
Starwood Property Trust, Inc.	6,902	136,245
Two Harbors Investment Corp.	4,867	55,971
		1,660,378
MULTI-UTILITIES - 0.2%
Avista Corp.	3,990	149,545
Black Hills Corp.	2,989	176,919
Northwestern Energy Group, Inc.	2,762	147,657
Unitil Corp.	680	39,365
		513,486
OFFICE REAL ESTATE INVESTMENT TRUSTS - 0.8%
Brandywine Realty Trust	27,490	139,374
COPT Defense Properties	6,968	224,370
Cousins Properties, Inc.	2,430	74,431
Douglas Emmett, Inc.	10,483	186,493
Easterly Government Properties, Inc.	5,040	68,342
Highwoods Properties, Inc.	5,737	192,419
Hudson Pacific Properties, Inc.	9,340	40,349
JBG Smith Properties	5,783	98,311
Kilroy Realty Corp.	5,332	214,453
SL Green Realty Corp.	3,420	258,586
Vornado Realty Trust	7,725	319,892
		1,817,020
OIL, GAS & CONSUMABLE FUELS - 3.7%
Antero Midstream Corp.	17,502	251,504
Antero Resources Corp.(a)	13,824	357,765
California Resources Corp.	3,056	158,820
Chesapeake Energy Corp.	11,442	969,366
Chord Energy Corp.	4,618	577,712
Civitas Resources, Inc.	5,196	253,513
CNX Resources Corp.(a)	7,616	259,173
Comstock Resources, Inc.	5,170	59,765
CONSOL Energy, Inc.	1,532	169,929
CVR Energy, Inc.	1,679	26,696
Dorian LPG Ltd.	1,830	52,796

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
DT Midstream, Inc.	6,054	$545,768
Green Plains, Inc.(a)	3,209	39,246
HF Sinclair Corp.	6,896	266,255
Magnolia Oil & Gas Corp., Class A	4,800	121,344
Matador Resources Co.	5,870	305,886
Murphy Oil Corp.	7,254	228,356
Northern Oil & Gas, Inc.	3,706	134,343
Ovintiv, Inc.	11,536	452,211
Par Pacific Holdings, Inc.(a)	2,874	44,403
PBF Energy, Inc., Class A	4,947	141,088
Peabody Energy Corp.	5,250	137,918
Permian Resources Corp.	20,963	285,726
Range Resources Corp.	11,315	339,789
REX American Resources Corp.(a)	830	37,126
SM Energy Co.	5,596	234,864
Talos Energy, Inc.(a)	4,529	46,286
Texas Pacific Land Corp.	1,098	1,280,268
Vital Energy, Inc.(a)	997	27,188
World Kinect Corp.	3,267	85,432
		7,890,536
PAPER & FOREST PRODUCTS - 0.2%
Clearwater Paper Corp.(a)	758	19,094
Louisiana-Pacific Corp.	3,244	320,832
Sylvamo Corp.	1,659	141,048
		480,974
PASSENGER AIRLINES - 0.3%
Alaska Air Group, Inc.(a)	5,341	255,887
JetBlue Airways Corp.(a)	20,350	115,995
SkyWest, Inc.(a)	1,884	179,357
Sun Country Airlines Holdings, Inc.(a)	2,350	33,018
		584,257
PERSONAL CARE PRODUCTS - 0.5%
BellRing Brands, Inc.(a)	6,423	422,826
Coty, Inc., Class A(a)	19,814	147,416
Edgewell Personal Care Co.	2,672	93,386
elf Beauty, Inc.(a)	3,054	321,434
Inter Parfums, Inc.	1,051	127,245
USANA Health Sciences, Inc.(a)	426	15,736
		1,128,043
PHARMACEUTICALS - 0.7%
Amphastar Pharmaceuticals, Inc.(a)	2,141	108,185
Collegium Pharmaceutical, Inc.(a)	1,804	61,588
Harmony Biosciences Holdings, Inc.(a)	1,869	60,051
Innoviva, Inc.(a)	4,480	87,629
Jazz Pharmaceuticals PLC(a)	3,753	412,942
Ligand Pharmaceuticals, Inc.(a)	980	103,586
Organon & Co.	10,378	194,899
	Shares	Value
Pacira BioSciences, Inc.(a)	2,555	$42,413
Perrigo Co. PLC	6,447	165,237
Phibro Animal Health Corp., Class A	1,400	32,368
Prestige Consumer Healthcare, Inc.(a)	2,455	181,056
Supernus Pharmaceuticals, Inc.(a)	2,842	96,827
		1,546,781
PROFESSIONAL SERVICES - 2.2%
CACI International, Inc., Class A(a)	555	306,671
Concentrix Corp.	2,270	96,498
CSG Systems International, Inc.	1,408	65,627
ExlService Holdings, Inc.(a)	14,106	587,797
Exponent, Inc.	2,707	255,487
FTI Consulting, Inc.(a)	2,098	409,278
Genpact Ltd.	8,292	316,506
Heidrick & Struggles International, Inc.	1,020	39,841
Insperity, Inc.	1,898	149,505
KBR, Inc.	6,732	451,111
Kelly Services, Inc., Class A	3,629	72,544
Korn Ferry	2,409	170,196
ManpowerGroup, Inc.	2,047	128,654
Maximus, Inc.	3,179	274,793
NV5 Global, Inc.(a)	2,236	51,092
Paylocity Holding Corp.(a)	2,502	461,794
Robert Half, Inc.	4,313	293,758
Science Applications International Corp.	3,045	439,363
Verra Mobility Corp.(a)	6,277	163,014
		4,733,529
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Cushman & Wakefield PLC(a)	6,470	87,668
eXp World Holdings, Inc.	4,815	64,136
Jones Lang LaSalle, Inc.(a)	3,226	874,117
Kennedy-Wilson Holdings, Inc.	1,256	13,427
Marcus & Millichap, Inc.	1,616	61,149
St Joe Co. (The)	2,104	108,777
		1,209,274
RESIDENTIAL REAL ESTATE INVESTMENT TRUSTS - 0.8%
American Homes 4 Rent, Class A	14,762	520,213
Centerspace	837	58,305
Elme Communities	5,140	86,712
Equity LifeStyle Properties, Inc.	10,071	706,178
Independence Realty Trust, Inc.	12,600	247,212
NexPoint Residential Trust, Inc.	1,363	56,769
Veris Residential, Inc.	4,646	76,520
		1,751,909
RETAIL REAL ESTATE INVESTMENT TRUSTS - 1.4%
Acadia Realty Trust	5,897	144,418
Agree Realty Corp.	6,056	449,658

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
Brixmor Property Group, Inc.	17,367	$468,041
Curbline Properties Corp.(a)	5,564	125,913
Getty Realty Corp.	2,470	77,533
Kite Realty Group Trust	12,405	318,436
Macerich Co. (The)	11,856	221,707
NNN REIT, Inc.	9,364	406,772
Phillips Edison & Co., Inc.	4,066	153,735
Retail Opportunity Investments Corp.	8,910	138,105
Saul Centers, Inc.	865	33,856
SITE Centers Corp.	2,782	44,373
Tanger, Inc.	5,720	190,076
Urban Edge Properties	6,590	146,562
Whitestone REIT	1,040	14,331
		2,933,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Allegro MicroSystems, Inc.(a)	3,598	74,982
Alpha & Omega Semiconductor Ltd.(a)	1,300	42,952
Amkor Technology, Inc.	4,859	123,662
Axcelis Technologies, Inc.(a)	1,637	139,653
CEVA, Inc.(a)	1,008	23,522
Cirrus Logic, Inc.(a)	2,894	317,819
Cohu, Inc.(a)	2,700	67,284
Diodes, Inc.(a)	1,913	111,872
FormFactor, Inc.(a)	3,495	132,740
Ichor Holdings Ltd.(a)	1,667	45,442
Impinj, Inc.(a)	1,193	226,658
Kulicke & Soffa Industries, Inc.	2,771	124,307
Lattice Semiconductor Corp.(a)	6,289	318,601
MACOM Technology Solutions Holdings, Inc.(a)	2,836	318,766
MaxLinear, Inc.(a)	3,734	48,430
MKS Instruments, Inc.	3,250	322,823
Onto Innovation, Inc.(a)	2,743	544,019
PDF Solutions, Inc.(a)	1,850	52,392
Photronics, Inc.(a)	3,154	71,911
Power Integrations, Inc.	2,417	146,059
Rambus, Inc.(a)	5,023	240,200
Semtech Corp.(a)	2,918	128,946
Silicon Laboratories, Inc.(a)	1,550	160,983
SiTime Corp.(a)	903	152,616
SolarEdge Technologies, Inc.(a)	2,568	43,810
Synaptics, Inc.(a)	1,465	100,602
Ultra Clean Holdings, Inc.(a)	2,260	75,597
Universal Display Corp.	2,337	421,408
Veeco Instruments, Inc.(a)	2,824	81,275
Wolfspeed, Inc.(a)	5,739	76,386
		4,735,717
	Shares	Value
SOFTWARE - 3.4%
A10 Networks, Inc.	3,800	$55,670
ACI Worldwide, Inc.(a)	5,210	256,332
Adeia, Inc.	6,255	77,750
Alarm.com Holdings, Inc.(a)	2,428	129,485
Altair Engineering, Inc., Class A(a)	3,043	316,442
Appfolio, Inc., Class A(a)	1,247	259,214
Aspen Technology, Inc.(a)	1,637	384,253
Blackbaud, Inc.(a)	1,975	149,132
BlackLine, Inc.(a)	2,414	133,663
Box, Inc., Class A(a)	6,011	190,909
CommVault Systems, Inc.(a)	2,552	398,597
DocuSign, Inc.(a)	6,334	439,453
Dolby Laboratories, Inc., Class A	3,301	240,643
DoubleVerify Holdings, Inc.(a)	7,169	122,232
Dropbox, Inc., Class A(a)	11,416	295,104
Dynatrace, Inc.(a)	19,611	1,055,072
Envestnet, Inc.(a)	2,470	155,067
InterDigital, Inc.	1,526	229,571
LiveRamp Holdings, Inc.(a)	3,270	81,848
Manhattan Associates, Inc.(a)	3,561	937,825
Marathon Digital Holdings, Inc.(a)	12,895	216,249
N-able, Inc.(a)	4,301	52,601
NCR Voyix Corp.(a)	7,319	93,756
Progress Software Corp.	2,297	147,215
Qualys, Inc.(a)	2,133	254,339
Sprinklr, Inc., Class A(a)	3,770	28,011
SPS Commerce, Inc.(a)	2,280	376,200
Teradata Corp.(a)	4,697	151,384
		7,228,017
SPECIALIZED REAL ESTATE INVESTMENT TRUSTS - 1.1%
CubeSmart	10,861	519,590
EPR Properties	3,217	145,955
Four Corners Property Trust, Inc.	5,596	154,226
Lamar Advertising Co., Class A	5,351	706,332
National Storage Affiliates Trust	3,900	164,385
Outfront Media, Inc.	8,400	149,184
PotlatchDeltic Corp.	3,888	161,624
Rayonier, Inc.	7,314	228,416
Safehold, Inc.	2,623	55,818
Uniti Group, Inc.	28,881	146,427
		2,431,957
SPECIALTY RETAIL - 4.5%
Abercrombie & Fitch Co., Class A(a)	3,558	468,909
Academy Sports & Outdoors, Inc.	7,816	397,522
Advance Auto Parts, Inc.	9,192	328,063

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
American Eagle Outfitters, Inc.	9,494	$185,987
Asbury Automotive Group, Inc.(a)	1,219	277,737
AutoNation, Inc.(a)	1,387	215,637
Boot Barn Holdings, Inc.(a)	1,569	195,419
Buckle, Inc. (The)	1,441	61,329
Burlington Stores, Inc.(a)	3,344	828,543
Caleres, Inc.	1,417	42,297
Dick's Sporting Goods, Inc.	3,183	623,072
Five Below, Inc.(a)	2,493	236,312
Floor & Decor Holdings, Inc.(a)	5,527	569,557
Foot Locker, Inc.(a)	7,737	179,421
GameStop Corp., Class A(a)	13,039	289,205
Gap, Inc. (The)	10,240	212,685
Group 1 Automotive, Inc.	1,324	482,360
Guess?, Inc.	1,790	30,412
Leslie's, Inc.(a)	142,323	382,849
Lithia Motors, Inc.	2,017	670,390
MarineMax, Inc.(a)	752	21,906
Monro, Inc.	835	22,887
National Vision Holdings, Inc.(a)	26,976	280,550
ODP Corp. (The)(a)	954	29,603
Penske Automotive Group, Inc.	1,116	168,036
RH(a)	894	284,337
Sally Beauty Holdings, Inc.(a)	6,182	80,366
Shoe Carnival, Inc.	874	29,952
Signet Jewelers Ltd.	1,935	177,401
Sonic Automotive, Inc., Class A	564	31,996
Upbound Group, Inc.	2,355	68,860
Urban Outfitters, Inc.(a)	2,780	99,941
Valvoline, Inc.(a)	12,776	514,617
Victoria's Secret & Co.(a)	3,394	102,702
Williams-Sonoma, Inc.	8,216	1,102,012
		9,692,872
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
Corsair Gaming, Inc.(a)	2,360	15,139
Pure Storage, Inc., Class A(a)	15,702	785,885
Xerox Holdings Corp.	4,997	40,826
		841,850
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
Capri Holdings Ltd.(a)	5,083	100,338
Carter's, Inc.	1,031	56,396
Columbia Sportswear Co.	1,099	88,437
Crocs, Inc.(a)	3,633	391,710
G-III Apparel Group Ltd.(a)	1,549	46,904
Hanesbrands, Inc.(a)	19,557	135,921
Kontoor Brands, Inc.	5,643	483,210
	Shares	Value
Oxford Industries, Inc.	378	$27,450
PVH Corp.	2,578	253,830
Skechers USA, Inc., Class A(a)	6,153	378,163
Steven Madden Ltd.	3,687	165,804
Under Armour, Inc., Class A(a)	13,750	117,563
Under Armour, Inc., Class C(a)	6,490	51,271
VF Corp.	30,334	628,217
Wolverine World Wide, Inc.	4,373	67,301
		2,992,515
TRADING COMPANIES & DISTRIBUTORS - 1.7%
Air Lease Corp.	4,321	191,636
Applied Industrial Technologies, Inc.	2,461	569,943
Boise Cascade Co.	2,189	291,203
Core & Main, Inc., Class A(a)	8,378	370,978
DNOW, Inc.(a)	5,170	61,161
DXP Enterprises, Inc.(a)	569	27,927
GATX Corp.	2,163	297,975
GMS, Inc.(a)	1,860	167,195
MSC Industrial Direct Co., Inc., Class A	1,921	151,893
Rush Enterprises, Inc., Class A	2,267	128,267
Watsco, Inc.	1,776	840,066
WESCO International, Inc.	2,438	468,023
		3,566,267
WATER UTILITIES - 0.4%
American States Water Co.	2,280	188,009
California Water Service Group	2,900	150,684
Essential Utilities, Inc.	12,921	498,751
Middlesex Water Co.	615	37,632
SJW Group	1,328	73,916
		948,992
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Gogo, Inc.(a)	3,880	25,414
Telephone and Data Systems, Inc.	4,938	146,905
		172,319
TOTAL COMMON STOCKS (COST $189,759,110)		215,316,932
RIGHTS - 0.0%

BIOTECHNOLOGY - 0.0%
Omniab, Inc.(a)(b)(c)	734	—

TOTAL RIGHTS (COST $—)		—

See notes to financial statements.

STEWARD FUNDSSCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2024 (Unaudited)

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	Shares	Value
MONEY MARKET FUND - 0.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.67%(d)	216,991	$216,991
TOTAL MONEY MARKET FUND (COST $216,991)		216,991
TOTAL INVESTMENTS (COST $189,976,101) - 100.0%		215,533,923

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(630)
NET ASSETS - 100.0%		$215,533,293

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.
(d)	7-day current yield as of October 31, 2024 is disclosed.

N.V. — Naamloze Vennootschap
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF ASSETS AND LIABILITIES — October 31, 2024 (Unaudited)

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $90,557,194, $94,309,987 and $323,182,939, respectively)	$94,947,303	$105,140,174	$382,761,365
Cash	76,137	52,875	45,114
Cash held at broker	—	91,238,226	—
Interest and dividend receivable	71,216	443,427	517,597
Receivable for investments sold	137,593	528,501	—
Receivable for capital shares issued	23,255	110,022	99,176
Reclaims receivable	—	—	145,686
Prepaid expenses and other assets	5,859	17,899	22,682
Total assets	95,261,363	197,531,124	383,591,620
Liabilities:
Payable for investments purchased	68,605	513,102	—
Payable for capital shares redeemed	36,877	35,685	285,733
Short positions at fair value (proceeds $0, $86,674,496 and $0, respectively)	—	89,843,021	—
Written options at fair value (premiums received $2,438,276, $0 and $0, respectively)	2,863,880	—	—
Accrued expenses and other payables:
Investment advisory fees	35,647	90,492	208,493
Chief compliance officer fees	153	—	424
Administration fees	5,874	6,787	25,019
Distribution fees - Class A	1,324	2,096	6,538
Distribution fees - Class C	7,625	—	1,882
Sub-accounting service fees - Class A	—	804	2,271
Sub-accounting service fees - Class C	115	—	138
Sub-accounting service fees - Institutional Class	4,399	155	22,336
Fund accounting and sub-administration fees	11,220	11,134	29,567
Transfer agent fees	5,227	2,561	5,123
Custodian fees	4,240	2,697	6,983
Professional fees	5,346	6,011	22,840
Other accrued liabilities	17,089	34,562	16,854
Total liabilities	3,067,621	90,549,107	634,201
Commitments and contingent liabilities (Note 4)
Net Assets	$92,193,742	$106,982,017	$382,957,419
Composition of Net Assets:
Capital (par value and paid-in surplus)	88,192,460	99,126,423	312,227,503
Total distributable earnings	4,001,282	7,855,594	70,729,916
Net Assets	$92,193,742	$106,982,017	$382,957,419
Class A
Net Assets	$5,892,506	$7,988,350	$18,537,017
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	719,581	273,700	542,877
Net asset value, offering and redemption price per share(a)	8.19	29.19	34.15
Class C
Net Assets	$1,423,902	—	$991,330
Shares authorized	15,000,000	—	15,000,000
Shares issued and outstanding ($0.001 par value)	176,043	—	27,545
Net asset value, offering and redemption price per share(a)	8.09	—	35.99
Class R6
Net Assets	—	—	$3,252,263
Shares authorized	—	—	16,000,000
Shares issued and outstanding ($0.001 par value)	—	—	102,540
Net asset value, offering and redemption price per share(a)	—	—	31.72
Institutional Class
Net Assets	$84,877,334	$98,993,667	$360,176,809
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	10,209,617	3,366,536	10,516,801
Net asset value, offering and redemption price per share(a)	8.31	29.41	34.25
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF ASSETS AND LIABILITIES — October 31, 2024 (Unaudited)

	Steward International Enhanced Index Fund	Steward Large Cap Core Fund	Steward Large Cap Growth Fund
Assets:
Investments, at value (cost $193,422,675, $118,097,642 and $139,094,051, respectively)	$200,508,942	$139,732,553	$166,991,934
Interest and dividend receivable	426,961	94,763	33,342
Receivable for investments sold	—	1,392,403	1,570,705
Receivable for capital shares issued	86,929	65,479	486,789
Reclaims receivable	255,547	—	—
Prepaid expenses and other assets	9,556	31,365	29,968
Total assets	201,287,935	141,316,563	169,112,738
Liabilities:
Payable for investments purchased	—	1,112,272	1,527,052
Payable for capital shares redeemed	98,755	95,661	82,513
Accrued expenses and other payables:
Investment advisory fees	63,946	43,228	55,244
Chief compliance officer fees	320	—	—
Administration fees	13,140	9,031	10,784
Distribution fees - Class A	536	723	250
Sub-accounting service fees - Class A	297	—	—
Sub-accounting service fees - Institutional Class	19,536	—	—
Fund accounting and sub-administration fees	22,304	8,728	6,927
Transfer agent fees	5,227	2,459	2,562
Custodian fees	4,360	1,577	1,016
Printing fees	282	—	—
Professional fees	12,068	7,651	10,106
Other accrued liabilities	11,134	8,239	9,318
Total liabilities	251,905	1,289,569	1,705,772
Commitments and contingent liabilities (Note 4)
Net Assets	$201,036,030	$140,026,994	$167,406,966
Composition of Net Assets:
Capital (par value and paid-in surplus)	166,227,470	117,514,636	129,559,248
Total distributable earnings	34,808,560	22,512,358	37,847,718
Net Assets	$201,036,030	$140,026,994	$167,406,966
Class A
Net Assets	$1,979,165	$1,817,577	$1,041,381
Shares authorized	16,000,000	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	77,745	61,413	33,584
Net asset value, offering and redemption price per share(a)	25.46	29.60	31.01
Class R6
Net Assets	$2,294,239	$2,908,431	—
Shares authorized	16,000,000	—	—
Shares issued and outstanding ($0.001 par value)	110,020	99,414	—
Net asset value, offering and redemption price per share(a)	20.85	29.26	—
Institutional Class
Net Assets	$196,762,626	$135,300,986	$166,365,585
Shares authorized	20,000,000	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	7,746,924	4,559,920	5,350,078
Net asset value, offering and redemption price per share(a)	25.40	29.67	31.10
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF ASSETS AND LIABILITIES — October 31, 2024 (Unaudited)

	Steward Large Cap Value Fund	Steward Select Bond Fund
Assets:
Investments, at value (cost $60,906,093 and $214,017,812, respectively)	$70,218,824	$202,226,601
Cash	—	1,250
Interest and dividend receivable	90,176	1,998,446
Receivable for investments sold	16,416	—
Receivable for capital shares issued	1,583	41,623
Prepaid expenses and other assets	18,640	21,192
Total assets	70,345,639	204,289,112
Liabilities:
Payable for investments purchased	20,652	—
Payable for capital shares redeemed	77,614	103,523
Accrued expenses and other payables:
Investment advisory fees	15,510	54,590
Chief compliance officer fees	36	108
Administration fees	4,534	12,997
Distribution fees - Class A	703	610
Sub-accounting service fees - Class A	102	212
Sub-accounting service fees - Institutional Class	4,868	6,735
Fund accounting and sub-administration fees	11,134	14,658
Transfer agent fees	2,561	5,330
Custodian fees	1,973	3,071
Professional fees	3,503	12,229
Other accrued liabilities	6,098	12,294
Total liabilities	149,288	226,357
Commitments and contingent liabilities (Note 4)
Net Assets	$70,196,351	$204,062,755
Composition of Net Assets:
Capital (par value and paid-in surplus)	55,393,228	219,782,756
Total distributable earnings/(accumulated deficit)	14,803,123	(15,720,001)
Net Assets	$70,196,351	$204,062,755
Class A
Net Assets	$687,955	$2,411,010
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	22,944	107,948
Net asset value, offering and redemption price per share(a)	29.98	22.33
Institutional Class
Net Assets	$69,508,396	$201,651,745
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	2,310,722	9,075,972
Net asset value, offering and redemption price per share(a)	30.08	22.22
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF ASSETS AND LIABILITIES — October 31, 2024 (Unaudited)

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Assets:
Investments, at value (cost $184,710,897 and $189,976,101, respectively)	$251,984,352	$215,533,923
Interest and dividend receivable	123,229	54,399
Receivable for capital shares issued	6,084	99,444
Prepaid expenses and other assets	31,219	22,067
Total assets	252,144,884	215,709,833
Liabilities:
Due to custodian	701	—
Payable for capital shares redeemed	259,983	56,379
Accrued expenses and other payables:
Investment advisory fees	46,869	40,005
Chief compliance officer fees	—	337
Administration fees	16,350	13,955
Distribution fees - Class A	3,337	11,332
Distribution fees - Class C	163	—
Sub-accounting service fees - Class A	884	1,925
Sub-accounting service fees - Class C	16	2
Sub-accounting service fees - Institutional Class	7,035	5,555
Fund accounting and sub-administration fees	19,344	14,644
Transfer agent fees	5,227	5,227
Custodian fees	4,496	4,516
Professional fees	11,943	11,971
Other accrued liabilities	12,748	10,692
Total liabilities	389,096	176,540
Commitments and contingent liabilities (Note 4)
Net Assets	$251,755,788	$215,533,293
Composition of Net Assets:
Capital (par value and paid-in surplus)	166,387,002	179,618,743
Total distributable earnings	85,368,786	35,914,550
Net Assets	$251,755,788	$215,533,293
Class A
Net Assets	$12,187,059	$43,409,963
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	338,290	3,329,407
Net asset value, offering and redemption price per share(a)	36.03	13.04
Class R6
Net Assets	$1,912,192	$647,463
Shares authorized	16,000,000	16,000,000
Shares issued and outstanding ($0.001 par value)	66,288	55,219
Net asset value, offering and redemption price per share(a)	28.85	11.73
Institutional Class
Net Assets	$237,656,537	$171,475,867
Shares authorized	20,000,000	20,000,000
Shares issued and outstanding ($0.001 par value)	6,620,041	12,747,230
Net asset value, offering and redemption price per share(a)	35.90	13.45
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2024 (Unaudited)

	Steward Covered Call Income Fund	Steward Equity Market Neutral Fund	Steward Global Equity Income Fund
Investment Income:
Dividends (net of foreign witholding tax of $14, $0 and $354,869, respectively)	$658,199	$1,146,980	$6,427,714
Rebates on short sales, net of fees	—	1,988,037	—
Total investment income	658,199	3,135,017	6,427,714
Expenses:
Dividends on securities sold short	—	318,510	—
Investment advisory fees	271,881	499,401	1,195,163
Administration fees	32,626	37,455	143,421
Distribution fees - Class A	5,774	9,946	23,209
Distribution fees - Class C	7,448	—	5,067
Sub-accounting services fees - Class A	934	4,099	11,007
Sub-accounting services fees - Class C	836	—	574
Sub-accounting services fees - Institutional Class	51,585	48,895	198,867
Fund accounting and sub-administration fees	37,720	37,134	104,010
Transfer agent fees	12,727	7,562	15,123
Custodian fees	20,967	8,537	27,886
Registration fees	32,655	22,822	41,180
Directors fees	9,228	10,108	40,521
Professional fees	13,931	15,499	61,445
Printing fees	3,411	4,474	18,048
Chief compliance officer fees	4,888	5,441	21,549
Miscellaneous fees	20,054	21,512	37,411
Total expenses	526,665	1,051,395	1,944,481
Fees waived/reimbursed by the Adviser	(78,433)	—	—
Net expenses	448,232	1,051,395	1,944,481
Net investment income/(loss)	209,967	2,083,622	4,483,233
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions and foreign currency translations	3,576,392	4,141,137	6,632,959
Net realized loss on investment securities sold short	—	(4,792,050)	—
Net realized gains on options transactions	1,638,808	—	—
Change in unrealized appreciation on investment transactions and foreign currency translations	1,586,241	3,426,599	16,096,704
Change in unrealized depreciation on investment securities sold short	—	(4,988,458)	—
Change in unrealized appreciation on options transactions	97,463	—	—
Net realized and unrealized gains/(losses) from investment transactions, foreign currency translations and options transactions	6,898,904	(2,212,772)	22,729,663
Change in net assets resulting from operations	$7,108,871	$(129,150)	$27,212,896
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2024 (Unaudited)

	Steward International Enhanced Index Fund	Steward Large Cap Core Fund	Steward Large Cap Growth Fund
Investment Income:
Dividends (net of foreign witholding tax of $382,387, $0 and $0, respectively)	$3,287,740	$986,175	$767,093
Total investment income	3,287,740	986,175	767,093
Expenses:
Investment advisory fees	386,666	324,973	394,033
Administration fees	79,452	48,746	59,106
Distribution fees - Class A	2,526	1,906	1,070
Sub-accounting services fees - Class A	1,394	904	414
Sub-accounting services fees - Institutional Class	125,010	59,701	71,391
Fund accounting and sub-administration fees	65,721	37,135	38,198
Transfer agent fees	12,727	9,958	7,562
Custodian fees	18,143	10,385	9,638
Registration fees	34,255	21,489	19,543
Directors fees	23,310	12,889	15,533
Professional fees	35,605	19,810	23,597
Printing fees	9,636	4,770	4,928
Chief compliance officer fees	12,432	6,973	8,354
Miscellaneous fees	26,168	16,102	17,882
Total expenses	833,045	575,741	671,249
Fees waived/reimbursed by the Adviser	—	(86,376)	(79,129)
Net expenses	833,045	489,365	592,120
Net investment income/(loss)	2,454,695	496,810	174,973
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions and foreign currency translations	18,326,732	4,946,398	10,527,054
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations	(8,482,916)	10,592,993	10,816,161
Net realized and unrealized gains from investment transactions, foreign currency translations and options transactions	9,843,816	15,539,391	21,343,215
Change in net assets resulting from operations	$12,298,511	$16,036,201	$21,518,188
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2024 (Unaudited)

	Steward Large Cap Value Fund	Steward Select Bond Fund
Investment Income:
Dividends (net of foreign witholding tax of $0 and $0, respectively)	$748,368	$156,397
Interest	—	3,496,231
Total investment income	748,368	3,652,628
Expenses:
Investment advisory fees	169,601	319,288
Administration fees	25,440	76,021
Distribution fees - Class A	833	3,035
Sub-accounting services fees - Class A	432	1,400
Sub-accounting services fees - Institutional Class	40,888	105,398
Fund accounting and sub-administration fees	37,134	57,817
Transfer agent fees	7,562	10,330
Custodian fees	8,229	14,178
Registration fees	19,577	35,313
Directors fees	7,266	21,174
Professional fees	11,141	32,103
Printing fees	2,977	7,658
Chief compliance officer fees	3,870	11,281
Miscellaneous fees	12,294	22,627
Total expenses	347,244	717,623
Fees waived/reimbursed by the Adviser	(92,011)	—
Net expenses	255,233	717,623
Net investment income/(loss)	493,135	2,935,005
Realized and Unrealized Gain/(Loss):
Net realized gains/(losses) from investment transactions and foreign currency translations	6,162,813	(868,442)
Change in unrealized appreciation on investment transactions and foreign currency translations	1,237,085	5,972,684
Net realized and unrealized gains from investment transactions, foreign currency translations and options transactions	7,399,898	5,104,242
Change in net assets resulting from operations	$7,893,033	$8,039,247
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF OPERATIONS — For the Six Months Ended October 31, 2024 (Unaudited)

	Steward Values Enhanced Large Cap Fund	Steward Values Enhanced Small-Mid Cap Fund
Investment Income:
Dividends (net of foreign witholding tax of $52 and $512, respectively)	$1,660,957	$1,553,127
Non-cash dividend income	—	121,852
Total investment income	1,660,957	1,674,979
Expenses:
Investment advisory fees	268,376	212,505
Administration fees	93,621	74,131
Distribution fees - Class A	14,726	54,603
Sub-accounting services fees - Class A	6,261	12,373
Sub-accounting services fees - Institutional Class	128,846	78,358
Fund accounting and sub-administration fees	69,952	56,169
Transfer agent fees	12,727	12,727
Custodian fees	22,284	22,971
Registration fees	35,384	35,050
Directors fees	26,349	20,538
Professional fees	41,427	30,868
Printing fees	10,347	8,585
Chief compliance officer fees	14,153	10,794
Miscellaneous fees	24,273	20,541
Total expenses	768,726	650,213
Net investment income/(loss)	892,231	1,024,766
Realized and Unrealized Gain/(Loss):
Net realized gains from investment transactions and foreign currency translations	8,546,761	3,674,469
Change in unrealized appreciation on investment transactions and foreign currency translations	20,747,058	10,311,564
Net realized and unrealized gains from investment transactions, foreign currency translations and options transactions	29,293,819	13,986,033
Change in net assets resulting from operations	$30,186,050	$15,010,799
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD COVERED CALL INCOME FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$209,967	$579,724
Net realized gain from investment transactions, foreign currency translations and option transactions	5,215,200	7,459,180
Net change in unrealized appreciation on investments, foreign currency translations and options	1,683,704	2,541,823
Change in net assets resulting from operations	7,108,871	10,580,727
Distributions to shareholders from:
Class A	(151,902)	(229,264)
Class C	(46,442)	(130,134)
Class R6(a)	—	(1,426)
Institutional Class	(2,654,141)	(7,439,705)
Total distributions to shareholders	(2,852,485)	(7,800,529)
Capital Transactions:
Class A
Proceeds from shares issued	2,359,111	2,638,514
Dividends reinvested	149,705	223,746
Cost of shares redeemed	(152,140)	(289,103)
Change in Class A from capital transactions	2,356,676	2,573,157
Class C
Proceeds from shares issued	85,600	530,753
Dividends reinvested	43,480	114,210
Cost of shares redeemed	(183,468)	(388,215)
Change in Class C from capital transactions	(54,388)	256,748
Class R6(a)
Proceeds from shares issued	—	9,977
Dividends reinvested	—	1,426
Cost of shares redeemed	—	(15,021)
Change in Class R6 from capital transactions	—	(3,618)
Institutional Class
Proceeds from shares issued	11,452,930	28,901,058
Dividends reinvested	2,652,513	7,436,646
Cost of shares redeemed	(7,298,775)	(18,701,865)
Change in Institutional Class from capital transactions	6,806,668	17,635,839
Change in net assets from capital transactions	9,108,956	20,462,126
Change in net assets	13,365,342	23,242,324
Net Assets:
Beginning of year	78,828,400	55,586,076
End of year	$92,193,742	$78,828,400
Shares Transactions:
Class A
Issued	291,451	338,114
Reinvested	18,429	29,367
Redeemed	(18,619)	(37,605)
Change in Class A	291,261	329,876
Class C
Issued	10,647	68,822
Reinvested	5,420	15,129
Redeemed	(22,578)	(49,607)
Change in Class C	(6,511)	34,344
Class R6(a)
Issued	—	1,278
Reinvested	—	185
Redeemed	—	(1,896)
Change in Class R6	—	(433)
Institutional Class
Issued	1,398,068	3,685,138
Reinvested	322,260	963,168
Redeemed	(890,172)	(2,381,881)
Change in Institutional Class	830,156	2,266,425
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD EQUITY MARKET NEUTRAL FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$2,083,622	$3,051,165
Net realized loss from investment transactions and investment securities sold short	(650,913)	(752,560)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(1,561,859)	5,237,580
Change in net assets resulting from operations	(129,150)	7,536,185
Distributions to shareholders from:
Class A	—	(361,951)
Institutional Class	—	(3,017,409)
Total distributions to shareholders	—	(3,379,360)
Capital Transactions:
Class A
Proceeds from shares issued	2,899,338	4,705,946
Dividends reinvested	—	358,431
Cost of shares redeemed	(2,017,410)	(4,780,659)
Change in Class A from capital transactions	881,928	283,718
Institutional Class
Proceeds from shares issued	31,961,905	46,073,208
Dividends reinvested	—	2,846,007
Cost of shares redeemed	(9,547,979)	(45,931,161)
Change in Institutional Class from capital transactions	22,413,926	2,988,054
Change in net assets from capital transactions	23,295,854	3,271,772
Change in net assets	23,166,704	7,428,597
Net Assets:
Beginning of year	83,815,313	76,386,716
End of year	$106,982,017	$83,815,313
Shares Transactions:
Class A
Issued	99,461	163,650
Reinvested	—	13,072
Redeemed	(68,742)	(171,317)
Change in Class A	30,719	5,405
Institutional Class
Issued	1,088,023	1,599,010
Reinvested	—	103,266
Redeemed	(323,520)	(1,600,381)
Change in Institutional Class	764,503	101,895
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$4,483,233	$9,860,166
Net realized gain from investment transactions and foreign currency translations	6,632,959	9,333,154
Net change in unrealized appreciation on investments and foreign currency translations	16,096,704	30,474,667
Change in net assets resulting from operations	27,212,896	49,667,987
Distributions to shareholders from:
Class A	(236,792)	(456,836)
Class C	(9,416)	(17,507)
Class R6	(30,680)	(12,212)
Institutional Class	(4,933,245)	(9,385,696)
Total distributions to shareholders	(5,210,133)	(9,872,251)
Capital Transactions:
Class A
Proceeds from shares issued	1,139,349	2,933,743
Dividends reinvested	214,313	424,764
Cost of shares redeemed	(1,566,256)	(6,006,447)
Change in Class A from capital transactions	(212,594)	(2,647,940)
Class C
Proceeds from shares issued	25,904	69,304
Dividends reinvested	8,919	17,032
Cost of shares redeemed	(86,969)	(266,008)
Change in Class C from capital transactions	(52,146)	(179,672)
Class R6
Proceeds from shares issued	2,775,201	261,211
Dividends reinvested	30,680	12,212
Cost of shares redeemed	(148,798)	(90,419)
Change in Class R6 from capital transactions	2,657,083	183,004
Institutional Class
Proceeds from shares issued	29,859,518	81,754,266
Dividends reinvested	4,776,223	9,037,839
Cost of shares redeemed	(38,720,929)	(118,930,888)
Change in Institutional Class from capital transactions	(4,085,188)	(28,138,783)
Change in net assets from capital transactions	(1,692,845)	(30,783,391)
Change in net assets	20,309,918	9,012,345
Net Assets:
Beginning of year	362,647,501	353,635,156
End of year	$382,957,419	$362,647,501
Shares Transactions:
Class A
Issued	33,480	97,374
Reinvested	6,313	14,005
Redeemed	(46,315)	(194,123)
Change in Class A	(6,522)	(82,744)
Class C
Issued	717	2,200
Reinvested	249	534
Redeemed	(2,417)	(8,573)
Change in Class C	(1,451)	(5,839)
Class R6
Issued	88,120	9,112
Reinvested	961	431
Redeemed	(4,734)	(3,131)
Change in Class R6	84,347	6,412
Institutional Class
Issued	880,175	2,701,481
Reinvested	140,286	297,310
Redeemed	(1,137,066)	(3,939,008)
Change in Institutional Class	(116,605)	(940,217)
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$2,454,695	$4,796,659
Net realized gain from investment transactions and foreign currency translations	18,326,732	11,629,199
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(8,482,916)	12,601,663
Change in net assets resulting from operations	12,298,511	29,027,521
Distributions to shareholders from:
Class A	—	(81,198)
Class C(a)	—	(242)
Class R6	—	(45,683)
Institutional Class	—	(9,162,834)
Total distributions to shareholders	—	(9,289,957)
Capital Transactions:
Class A
Proceeds from shares issued	209,805	693,388
Dividends reinvested	—	78,078
Cost of shares redeemed	(420,367)	(3,009,493)
Change in Class A from capital transactions	(210,562)	(2,238,027)
Class C(a)
Proceeds from shares issued	—	10
Dividends reinvested	—	243
Cost of shares redeemed	—	(5,194)
Change in Class C from capital transactions	—	(4,941)
Class R6
Proceeds from shares issued	1,355,127	691,270
Dividends reinvested	—	45,682
Cost of shares redeemed	(258,384)	(191,144)
Change in Class R6 from capital transactions	1,096,743	545,808
Institutional Class
Proceeds from shares issued	16,442,751	45,391,927
Dividends reinvested	—	8,904,051
Cost of shares redeemed	(43,911,592)	(72,281,009)
Change in Institutional Class from capital transactions	(27,468,841)	(17,985,031)
Change in net assets from capital transactions	(26,582,660)	(19,682,191)
Change in net assets	(14,284,149)	55,373
Net Assets:
Beginning of year	215,320,179	215,264,806
End of year	$201,036,030	$215,320,179
Shares Transactions:
Class A
Issued	8,182	30,132
Reinvested	—	3,389
Redeemed	(16,567)	(131,129)
Change in Class A	(8,385)	(97,608)
Class C(a)
Reinvested	—	13
Redeemed	—	(271)
Change in Class C	—	(258)
Class R6
Issued	64,189	35,868
Reinvested	—	2,429
Redeemed	(12,251)	(10,145)
Change in Class R6	51,938	28,152
Institutional Class
Issued	645,884	1,982,040
Reinvested	—	388,145
Redeemed	(1,728,500)	(3,067,617)
Change in Institutional Class	(1,082,616)	(697,432)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP CORE FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$496,810	$651,879
Net realized gain from investment transactions and foreign currency translations	4,946,398	5,432,798
Net change in unrealized appreciation on investments and foreign currency translations	10,592,993	10,436,467
Change in net assets resulting from operations	16,036,201	16,521,144
Distributions to shareholders from:
Class A	—	(2,150)
Institutional Class	—	(664,475)
Total distributions to shareholders	—	(666,625)
Capital Transactions:
Class A
Proceeds from shares issued	571,364	850,168
Dividends reinvested	—	2,109
Cost of shares redeemed	(150,868)	(200,968)
Change in Class A from capital transactions	420,496	651,309
Class R6(a)
Proceeds from shares issued	2,886,484	10,000
Dividends reinvested	—	—
Cost of shares redeemed	(82,370)	—
Change in Class R6 from capital transactions	2,804,114	10,000
Institutional Class
Proceeds from shares issued	27,150,722	40,907,374
Dividends reinvested	—	653,318
Cost of shares redeemed	(12,519,142)	(30,790,202)
Change in Institutional Class from capital transactions	14,631,580	10,770,490
Change in net assets from capital transactions	17,856,190	11,431,799
Change in net assets	33,892,391	27,286,318
Net Assets:
Beginning of year	106,134,603	78,848,285
End of year	$140,026,994	$106,134,603
Shares Transactions:
Class A
Issued	19,843	32,231
Reinvested	—	84
Redeemed	(5,206)	(8,399)
Change in Class A	14,637	23,916
Class R6(a)
Issued	101,814	385
Reinvested	—	—
Redeemed	(2,785)	—
Change in Class R6	99,029	385
Institutional Class
Issued	964,585	1,637,538
Reinvested	—	25,956
Redeemed	(436,191)	(1,276,066)
Change in Institutional Class	528,394	387,428
Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Class R6 commenced operations on April 12, 2024.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP GROWTH FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$174,973	$293,774
Net realized gain from investment transactions and foreign currency translations	10,527,054	5,870,228
Net change in unrealized appreciation on investments and foreign currency translations	10,816,161	15,811,016
Change in net assets resulting from operations	21,518,188	21,975,018
Distributions to shareholders from:
Class A	—	(211)
Institutional Class	—	(359,935)
Total distributions to shareholders	—	(360,146)
Capital Transactions:
Class A
Proceeds from shares issued	374,363	330,406
Dividends reinvested	—	205
Cost of shares redeemed	(45,528)	(129,687)
Change in Class A from capital transactions	328,835	200,924
Institutional Class
Proceeds from shares issued	35,497,716	59,221,557
Dividends reinvested	—	359,066
Cost of shares redeemed	(17,218,281)	(28,997,921)
Change in Institutional Class from capital transactions	18,279,435	30,582,702
Change in net assets from capital transactions	18,608,270	30,783,626
Change in net assets	40,126,458	52,398,498
Net Assets:
Beginning of year	127,280,508	74,882,010
End of year	$167,406,966	$127,280,508
Shares Transactions:
Class A
Issued	12,414	12,249
Reinvested	—	8
Redeemed	(1,510)	(5,378)
Change in Class A	10,904	6,879
Institutional Class
Issued	1,195,971	2,287,170
Reinvested	—	14,164
Redeemed	(570,270)	(1,181,544)
Change in Institutional Class	625,701	1,119,790
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP VALUE FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$493,135	$1,148,329
Net realized gain from investment transactions and foreign currency translations	6,162,813	4,823,663
Net change in unrealized appreciation on investments and foreign currency translations	1,237,085	7,480,024
Change in net assets resulting from operations	7,893,033	13,452,016
Distributions to shareholders from:
Class A	—	(7,559)
Institutional Class	—	(1,071,617)
Total distributions to shareholders	—	(1,079,176)
Capital Transactions:
Class A
Proceeds from shares issued	88,550	109,225
Dividends reinvested	—	7,111
Cost of shares redeemed	(136,804)	(213,908)
Change in Class A from capital transactions	(48,254)	(97,572)
Institutional Class
Proceeds from shares issued	10,058,916	19,990,994
Dividends reinvested	—	1,070,079
Cost of shares redeemed	(17,213,576)	(27,094,976)
Change in Institutional Class from capital transactions	(7,154,660)	(6,033,903)
Change in net assets from capital transactions	(7,202,914)	(6,131,475)
Change in net assets	690,119	6,241,365
Net Assets:
Beginning of year	69,506,232	63,264,867
End of year	$70,196,351	$69,506,232
Shares Transactions:
Class A
Issued	3,050	4,218
Reinvested	—	282
Redeemed	(4,844)	(8,041)
Change in Class A	(1,794)	(3,541)
Institutional Class
Issued	351,475	805,906
Reinvested	—	42,396
Redeemed	(616,641)	(1,032,706)
Change in Institutional Class	(265,166)	(184,404)
Amounts designated as "—" are $0 or have been rounded to $0.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$2,935,005	$4,200,209
Net realized loss from investment transactions and foreign currency translations	(868,442)	(525,630)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	5,972,684	(3,102,382)
Change in net assets resulting from operations	8,039,247	572,197
Distributions to shareholders from:
Class A	(32,186)	(50,689)
Class C(a)	—	(1,581)
Class R6(a)	—	(19)
Institutional Class	(2,854,078)	(3,873,605)
Total distributions to shareholders	(2,886,264)	(3,925,894)
Capital Transactions:
Class A
Proceeds from shares issued	109,179	331,334
Dividends reinvested	31,519	49,628
Cost of shares redeemed	(183,003)	(671,975)
Change in Class A from capital transactions	(42,305)	(291,013)
Class C(a)
Proceeds from shares issued	—	26,019
Dividends reinvested	—	1,581
Cost of shares redeemed	—	(154,709)
Change in Class C from capital transactions	—	(127,109)
Class R6(a)
Dividends reinvested	—	19
Cost of shares redeemed	—	(926)
Change in Class R6 from capital transactions	—	(907)
Institutional Class
Proceeds from shares issued	17,904,153	70,527,391
Dividends reinvested	2,790,995	3,805,962
Cost of shares redeemed	(14,953,077)	(32,487,108)
Change in Institutional Class from capital transactions	5,742,071	41,846,245
Change in net assets from capital transactions	5,699,766	41,427,216
Change in net assets	10,852,749	38,073,519
Net Assets:
Beginning of year	193,210,006	155,136,487
End of year	$204,062,755	$193,210,006
Shares Transactions:
Class A
Issued	4,848	15,124
Reinvested	1,394	2,265
Redeemed	(8,237)	(30,856)
Change in Class A	(1,995)	(13,467)
Class C(a)
Issued	—	1,063
Reinvested	—	63
Redeemed	—	(6,284)
Change in Class C	—	(5,158)
Class R6(a)
Reinvested	—	—
Redeemed	—	(38)
Change in Class R6	—	(38)
Institutional Class
Issued	803,927	3,238,305
Reinvested	124,095	174,441
Redeemed	(669,356)	(1,491,073)
Change in Institutional Class	258,666	1,921,673
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED LARGE CAP FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$892,231	$2,083,130
Net realized gain from investment transactions and foreign currency translations	8,546,761	11,494,007
Net change in unrealized appreciation on investments and foreign currency translations	20,747,058	31,515,671
Change in net assets resulting from operations	30,186,050	45,092,808
Distributions to shareholders from:
Class A	—	(337,874)
Class C(a)	—	(3,687)
Class R6	—	(42,251)
Institutional Class	—	(8,300,627)
Total distributions to shareholders	—	(8,684,439)
Capital Transactions:
Class A
Proceeds from shares issued	1,356,973	2,104,060
Dividends reinvested	—	320,173
Cost of shares redeemed	(1,226,220)	(3,098,138)
Change in Class A from capital transactions	130,753	(673,905)
Class C(a)
Proceeds from shares issued	—	126,745
Dividends reinvested	—	3,687
Cost of shares redeemed	—	(175,913)
Change in Class C from capital transactions	—	(45,481)
Class R6
Proceeds from shares issued	1,038,174	664,164
Dividends reinvested	—	42,251
Cost of shares redeemed	(279,135)	(355,277)
Change in Class R6 from capital transactions	759,039	351,138
Institutional Class
Proceeds from shares issued	15,575,375	39,867,613
Dividends reinvested	—	8,142,132
Cost of shares redeemed	(26,519,549)	(62,666,648)
Change in Institutional Class from capital transactions	(10,944,174)	(14,656,903)
Change in net assets from capital transactions	(10,054,382)	(15,025,151)
Change in net assets	20,131,668	21,383,218
Net Assets:
Beginning of year	231,624,120	210,240,902
End of year	$251,755,788	$231,624,120
Shares Transactions:
Class A
Issued	39,767	70,417
Reinvested	—	10,640
Redeemed	(35,486)	(104,048)
Change in Class A	4,281	(22,991)
Class C(a)
Issued	—	5,534
Reinvested	—	161
Redeemed	—	(7,417)
Change in Class C	—	(1,722)
Class R6
Issued	36,805	27,775
Reinvested	—	1,759
Redeemed	(9,816)	(14,720)
Change in Class R6	26,989	14,814
Institutional Class
Issued	448,002	1,341,638
Reinvested	—	272,130
Redeemed	(763,785)	(2,054,799)
Change in Institutional Class	(315,783)	(441,031)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDSSTATEMENTS OF CHANGES IN NET ASSETS

STEWARD VALUES ENHANCED SMALL-MID CAP FUND

	For the Six Months Ended (Unaudited) October 31, 2024	For the Year Ended April 30, 2024
Change in net assets resulting from operations:
Net investment income	$1,024,766	$1,658,682
Net realized gain from investment transactions and foreign currency translations	3,674,469	7,981,715
Net change in unrealized appreciation on investments and foreign currency translations	10,311,564	14,847,343
Change in net assets resulting from operations	15,010,799	24,487,740
Distributions to shareholders from:
Class A	—	(1,766,429)
Class C(a)	—	(2,132)
Class R6	—	(17,709)
Institutional Class	—	(6,082,214)
Total distributions to shareholders	—	(7,868,484)
Capital Transactions:
Class A
Proceeds from shares issued	910,994	1,588,435
Dividends reinvested	—	1,603,121
Cost of shares redeemed	(2,543,644)	(7,056,865)
Change in Class A from capital transactions	(1,632,650)	(3,865,309)
Class C(a)
Proceeds from shares issued	—	35,582
Dividends reinvested	—	2,132
Cost of shares redeemed	—	(51,696)
Change in Class C from capital transactions	—	(13,982)
Class R6
Proceeds from shares issued	264,018	101,243
Dividends reinvested	—	17,709
Cost of shares redeemed	(38,885)	(69,556)
Change in Class R6 from capital transactions	225,133	49,396
Institutional Class
Proceeds from shares issued	43,708,758	29,018,468
Dividends reinvested	—	5,146,296
Cost of shares redeemed	(20,307,341)	(35,701,615)
Change in Institutional Class from capital transactions	23,401,417	(1,536,851)
Change in net assets from capital transactions	21,993,900	(5,366,746)
Change in net assets	37,004,699	11,252,510
Net Assets:
Beginning of year	178,528,594	167,276,084
End of year	$215,533,293	$178,528,594
Shares Transactions:
Class A
Issued	71,270	135,825
Reinvested	—	133,667
Redeemed	(197,533)	(615,300)
Change in Class A	(126,263)	(345,808)
Class C(a)
Issued	—	3,572
Reinvested	—	208
Redeemed	—	(4,987)
Change in Class C	—	(1,207)
Class R6
Issued	22,752	9,501
Reinvested	—	1,650
Redeemed	(3,377)	(6,709)
Change in Class R6	19,375	4,442
Institutional Class
Issued	3,327,639	2,434,774
Reinvested	—	417,719
Redeemed	(1,547,855)	(2,965,178)
Change in Institutional Class	1,779,784	(112,685)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Effective April 26, 2024, the class liquidated.

See notes to financial statements.

STEWARD FUNDSFINANCIAL HIGHLIGHTS

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Covered Call Income Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$7.79	$0.01 (d)	$0.66	$0.67
Year ended April 30, 2024	7.47	0.04 (d)	1.09	1.13
Year ended April 30, 2023	7.79	0.05 (d)	0.29	0.34
Year ended April 30, 2022	9.88	0.02 (d)	0.14	0.16
Year ended April 30, 2021	8.64	0.05 (d)	2.59	2.64
Year ended April 30, 2020	9.77	0.08 (d)	(0.54)	(0.46)
Class C
Six months ended October 31, 2024 (Unaudited)	$7.71	$(0.02)(d)(f)	$0.65	$0.63
Year ended April 30, 2024	7.42	(0.01)(d)(f)	1.06	1.05
Year ended April 30, 2023	7.77	(0.01)(d)(f)	0.29	0.28
Year ended April 30, 2022	9.91	(0.05)(d)	0.12	0.07
Year ended April 30, 2021	8.70	(0.02)(d)(f)	2.60	2.58
Year ended April 30, 2020	9.84	— (d)	(0.53)	(0.53)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$7.90	$0.02 (d)	$0.66	$0.68
Year ended April 30, 2024	7.56	0.07 (d)	1.09	1.16
Year ended April 30, 2023	7.87	0.07 (d)	0.30	0.37
Year ended April 30, 2022	9.92	0.05 (d)	0.12	0.17
Year ended April 30, 2021	8.65	0.07 (d)	2.61	2.68
Year ended April 30, 2020	9.75	0.10 (d)	(0.53)	(0.43)
Steward Equity Market Neutral Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$29.29	$0.58 (d)	$(0.68)	$(0.10)
Year ended April 30, 2024	27.80	1.08 (d)	1.72	2.80
Year ended April 30, 2023	26.47	0.56 (d)	0.78 (h)	1.34
Period ended April 30, 2022(i)	25.00	(0.14)	1.61	1.47
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$29.48	$0.62 (d)	$(0.69)	$(0.07)
Year ended April 30, 2024	27.91	1.13 (d)	1.75	2.88
Year ended April 30, 2023	26.52	0.42 (d)	0.98 (h)	1.40
Period ended April 30, 2022(i)	25.00	(0.18)	1.70	1.52
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	During the year, additional fees were voluntary waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.34% higher.
(f)
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(g)
The ratio for the Steward Equity Market Neutral Fund includes the effect of dividend expense on securities sold short and brokerage expense on securities sold short, if applicable, which increased the ratio by 0.66% and 0.63% for Class A and Institutional Class, respectively, for the period ended October 31, 2024, 0.83% and
0.79% for Class A and Institutional Class, respectively, for the year ended April 30, 2024, 0.36% and 0.52% for Class A and Institutional Class, respectively, for the year ended April 30, 2023, and 1.56% and 1.39% for Class A and Institutional Class, respectively, for the period ended April 30, 2022.

(h)
The Adviser has reimbursed the Fund $2,372 for a procedural error.  The impact was deemed immaterial to net realized and unrealized gain/loss on investments and the Fund’s total return, representing less than $0.005 per share.

(i)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.02)	$(0.25)	$(0.27)	$8.19	8.63%	$5,893	1.35%	1.25%	0.25%	65%
(0.06)	(0.75)	(0.81)	7.79	15.52	3,336	1.42	1.25	0.51	111
(0.04)	(0.62)	(0.66)	7.47	5.08	735	1.80	1.25	0.69	73
(0.08)	(2.17)	(2.25)	7.79	(0.18)	93	2.37	1.25	0.21	130
(0.07)	(1.33)	(1.40)	9.88	32.27	11	2.42	1.25 (e)	0.51	156
(0.10)	(0.57)	(0.67)	8.64	(5.45)	9	1.65	1.25	0.85	135

$—	$(0.25)	$(0.25)	$8.09	8.26%	$1,424	2.16%	2.00%	(0.48)%	65%
(0.01)	(0.75)	(0.76)	7.71	14.48	1,408	2.24	2.00	(0.15)	111
(0.01)	(0.62)	(0.63)	7.42	4.10	1,101	2.51	2.00	(0.12)	73
(0.04)	(2.17)	(2.21)	7.77	(0.96)	202	2.82	2.00	(0.55)	130
(0.04)	(1.33)	(1.37)	9.91	31.33	195	2.96	2.00 (e)	(0.18)	156
(0.04)	(0.57)	(0.61)	8.70	(6.10)	301	2.48	2.00	0.02	135

$(0.02)	$(0.25)	$(0.27)	$8.31	8.71%	$84,877	1.18%	1.00%	0.51%	65%
(0.07)	(0.75)	(0.82)	7.90	15.79	74,084	1.25	1.00	0.84	111
(0.06)	(0.62)	(0.68)	7.56	5.41	53,747	1.51	1.00	0.93	73
(0.05)	(2.17)	(2.22)	7.87	(0.04)	22,952	1.61	1.00	0.46	130
(0.08)	(1.33)	(1.41)	9.92	32.73	36,186	2.00	1.00 (e)	0.75	156
(0.10)	(0.57)	(0.67)	8.65	(5.15)	27,340	1.32	1.00	1.08	135

$—	$—	$—	$29.19	(0.34)%	$7,988	2.34 (g)%	2.34 (g)%	3.94%	61%
(1.08)	(0.23)	(1.31)	29.29	10.40	7,118	2.55 (g)	2.55 (g)	3.77	151
—	(0.01)	(0.01)	27.80	5.07	6,605	2.21 (g)	2.21 (g)	2.04	160
—	—	—	26.47	5.88	342	3.81 (g)	3.81 (g)	(2.26)	111

$—	$—	$—	$29.41	(0.24)%	$98,994	2.08 (g)%	2.08 (g)%	4.18%	61%
(1.08)	(0.23)	(1.31)	29.48	10.64	76,697	2.30 (g)	2.30 (g)	3.95	151
—	(0.01)	(0.01)	27.91	5.28	69,782	2.12 (g)	2.12 (g)	1.52	160
—	—	—	26.52	6.08	26,082	3.11 (g)	3.11 (g)	(1.65)	111

See notes to financial statements.

STEWARD FUNDSFINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Global Equity Income Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$32.21	$0.36 (d)	$2.02	$2.38
Year ended April 30, 2024	28.82	0.75 (d)	3.41	4.16
Year ended April 30, 2023	32.19	0.82 (d)	(1.76)	(0.94)
Year ended April 30, 2022	37.39	0.50 (d)	(0.39)	0.11
Year ended April 30, 2021	26.39	0.53 (d)	11.40	11.93
Year ended April 30, 2020	31.36	0.59 (d)	(3.16)	(2.57)
Class C
Six months ended October 31, 2024 (Unaudited)	$33.96	$0.24 (d)	$2.12	$2.36
Year ended April 30, 2024	30.45	0.55 (d)	3.52	4.07
Year ended April 30, 2023	33.94	0.62 (d)	(1.89)	(1.27)
Year ended April 30, 2022	39.17	0.23 (d)	(0.38)	(0.15)
Year ended April 30, 2021	27.65	0.32 (d)	11.92	12.24
Year ended April 30, 2020(e)	53.40	0.31 (d)	(23.63)	(23.32)
Class R6
Six months ended October 31, 2024 (Unaudited)	$29.94	$0.36 (d)	$1.90	$2.26
Year ended April 30, 2024	26.79	0.81 (d)	3.21	4.02
Year ended April 30, 2023	30.09	0.86 (d)	(1.64)	(0.78)
Year ended April 30, 2022	35.30	0.61 (d)	(0.36)	0.25
Year ended April 30, 2021	25.00	0.62 (d)	10.79	11.41
Year ended April 30, 2020(e)	50.50	0.59 (d)	(23.57)	(22.98)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$32.30	$0.40 (d)	$2.02	$2.42
Year ended April 30, 2024	28.86	0.83 (d)	3.45	4.28
Year ended April 30, 2023	32.23	0.89 (d)	(1.76)	(0.87)
Year ended April 30, 2022	37.46	0.60 (d)	(0.40)	0.20
Year ended April 30, 2021	26.48	0.62 (d)	11.45	12.07
Year ended April 30, 2020	31.45	0.68 (d)	(3.16)	(2.48)
Steward International Enhanced Index Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$24.11	$0.26 (d)	$1.09	$1.35
Year ended April 30, 2024	22.09	0.44 (d)	2.39	2.83
Year ended April 30, 2023	21.97	0.62 (d)	0.11	0.73
Year ended April 30, 2022	24.85	0.52 (d)	(2.41)	(1.89)
Year ended April 30, 2021	17.59	0.37 (d)	7.65	8.02
Year ended April 30, 2020	22.01	0.46 (d)	(4.40)	(3.94)
Class R6
Six months ended October 31, 2024 (Unaudited)	$19.71	$0.24 (d)	$0.90	$1.14
Year ended April 30, 2024	18.31	0.43 (d)	1.99	2.42
Year ended April 30, 2023	18.33	0.58 (d)	0.08	0.66
Year ended April 30, 2022	20.91	0.51 (d)	(2.02)	(1.51)
Year ended April 30, 2021	14.95	0.36 (d)	6.50	6.86
Year ended April 30, 2020(e)	19.42	0.37 (d)	(4.28)	(3.91)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$24.02	$0.30 (d)	$1.08	$1.38
Year ended April 30, 2024	22.11	0.50 (d)	2.39	2.89
Year ended April 30, 2023	21.98	0.67 (d)	0.12	0.79
Year ended April 30, 2022	24.87	0.58 (d)	(2.42)	(1.84)
Year ended April 30, 2021	17.66	0.40 (d)	7.70	8.10
Year ended April 30, 2020	22.08	0.53 (d)	(4.40)	(3.87)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$(0.44)	$—	$(0.44)	$34.15	7.39%	$18,537	1.26%	2.10%	16%
(0.77)	—	(0.77)	32.21	14.62	17,697	1.27	2.49	59
(0.75)	(1.68)	(2.43)	28.82	(2.67)	18,217	1.26	2.77	53
(0.56)	(4.75)	(5.31)	32.19	(0.20)	19,325	1.23	1.36	73
(0.48)	(0.45)	(0.93)	37.39	45.81	47,363	1.26	1.71	67
(0.58)	(1.82)	(2.40)	26.39	(9.41)	52,326	1.21	1.91	48

$(0.33)	$—	$(0.33)	$35.99	6.97%	$991	2.00%	1.36%	16%
(0.56)	—	(0.56)	33.96	13.50	985	2.03	1.73	59
(0.54)	(1.68)	(2.22)	30.45	(3.51)	1,061	2.04	1.98	53
(0.33)	(4.75)	(5.08)	33.94	(0.88)	812	1.96	0.59	73
(0.27)	(0.45)	(0.72)	39.17	44.75	3,885	1.98	0.95	67
(0.61)	(1.82)	(2.43)	27.65	(10.12)	2,389	2.08	0.95	48

$(0.48)	$—	$(0.48)	$31.72	7.58%	$3,252	0.90%	2.23%	16%
(0.87)	—	(0.87)	29.94	15.23	545	0.90	2.88	59
(0.84)	(1.68)	(2.52)	26.79	(2.25)	315	0.91	3.10	53
(0.71)	(4.75)	(5.46)	30.09	0.15	309	0.90	1.79	73
(0.66)	(0.45)	(1.11)	35.30	46.35	239	0.87	2.03	67
(0.70)	(1.82)	(2.52)	25.00	(9.09)	121	0.90	1.72	48

$(0.47)	$—	$(0.47)	$34.25	7.51%	$360,177	1.00%	2.35%	16%
(0.84)	—	(0.84)	32.30	15.03	343,421	1.01	2.75	59
(0.82)	(1.68)	(2.50)	28.86	(2.42)	334,042	1.02	2.98	53
(0.68)	(4.75)	(5.43)	32.23	0.02	275,163	0.99	1.65	73
(0.64)	(0.45)	(1.09)	37.46	46.24	293,352	0.98	1.95	67
(0.67)	(1.82)	(2.49)	26.48	(9.09)	214,917	0.88	2.22	48

$—	$—	$—	$25.46	5.60%	$1,979	1.05%	2.05%	55%
(0.61)	(0.20)	(0.81)	24.11	12.97	2,076	1.04	1.89	19
(0.36)	(0.25)	(0.61)	22.09	3.55	4,058	1.04	2.94	18
(0.38)	(0.61)	(0.99)	21.97	(7.86)	5,159	0.99	2.08	14
(0.25)	(0.51)	(0.76)	24.85	46.20	8,721	1.00	1.81	14
(0.48)	—	(0.48)	17.59	(18.18)	28,007	1.06	2.20	15

$—	$—	$—	$20.85	5.78%	$2,294	0.67%	2.25%	55%
(0.82)	(0.20)	(1.02)	19.71	13.46	1,145	0.66	2.27	19
(0.43)	(0.25)	(0.68)	18.31	3.92	548	0.67	3.29	18
(0.46)	(0.61)	(1.07)	18.33	(7.57)	606	0.66	2.45	14
(0.39)	(0.51)	(0.90)	20.91	46.71	635	0.64	1.98	14
(0.56)	—	(0.56)	14.95	(18.52)	475	0.68	2.14	15

$—	$—	$—	$25.40	5.75%	$196,763	0.78%	2.31%	55%
(0.78)	(0.20)	(0.98)	24.02	13.28	212,099	0.78	2.16	19
(0.41)	(0.25)	(0.66)	22.11	3.82	210,654	0.78	3.16	18
(0.44)	(0.61)	(1.05)	21.98	(7.67)	201,769	0.76	2.35	14
(0.38)	(0.51)	(0.89)	24.87	46.56	171,237	0.76	1.86	14
(0.55)	—	(0.55)	17.66	(17.87)	98,451	0.72	2.55	15

See notes to financial statements.

STEWARD FUNDSFINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Large Cap Core Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$25.99	$0.07 (d)	$3.54	$3.61
Year ended April 30, 2024	21.45	0.12 (d)	4.52	4.64
Year ended April 30, 2023	21.54	0.15 (d)	(0.07)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.05	(3.49)	(3.44)
Class R6
Six months ended October 31, 2024 (Unaudited)	$25.66	$0.09 (d)	$3.51	$3.60
Period ended April 30, 2024(g)	26.00	—	(0.34)(e)	(0.34)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$26.02	$0.11 (d)	$3.54	$3.65
Year ended April 30, 2024	21.50	0.18 (d)	4.53	4.71
Year ended April 30, 2023	21.56	0.21 (d)	(0.07)(e)	0.14
Period ended April 30, 2022(f)	25.00	0.07	(3.48)	(3.41)
Steward Large Cap Growth Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$26.77	$(0.01)(d)	$4.25	$4.24
Year ended April 30, 2024	20.63	0.02 (d)	6.13	6.15
Year ended April 30, 2023	20.65	0.06 (d)	(0.03)(e)	0.03
Period ended April 30, 2022(f)	25.00	— (d)(h)	(4.34)	(4.34)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$26.81	$0.03 (d)	$4.26	$4.29
Year ended April 30, 2024	20.68	0.08 (d)	6.15	6.23
Year ended April 30, 2023	20.68	0.11 (d)	(0.03)(e)	0.08
Period ended April 30, 2022(f)	25.00	0.02 (d)	(4.33)	(4.31)
Steward Large Cap Value Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$26.68	$0.17 (d)	$3.13	$3.30
Year ended April 30, 2024	22.62	0.33 (d)	4.01	4.34
Year ended April 30, 2023	22.89	0.30 (d)	(0.20)	0.10
Period ended April 30, 2022(f)	25.00	0.09	(2.15)	(2.06)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$26.73	$0.21 (d)	$3.14	$3.35
Year ended April 30, 2024	22.69	0.40 (d)	4.00	4.40
Year ended April 30, 2023	22.92	0.37 (d)	(0.21)	0.16
Period ended April 30, 2022(f)	25.00	0.16	(2.19)	(2.03)
Steward Select Bond Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$21.76	$0.30 (d)	$0.57	$0.87
Year ended April 30, 2024	22.20	0.47 (d)	(0.48)	(0.01)
Year ended April 30, 2023	22.59	0.34 (d)	(0.40)	(0.06)
Year ended April 30, 2022	25.05	0.28	(2.46)	(2.18)
Year ended April 30, 2021	25.38	0.34 (d)	(0.33)	0.01
Year ended April 30, 2020	24.36	0.47 (d)	1.03	1.50
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$21.64	$0.32 (d)	$0.58	$0.90
Year ended April 30, 2024	22.08	0.53 (d)	(0.48)	0.05
Year ended April 30, 2023	22.45	0.38 (d)	(0.38)	—
Year ended April 30, 2022	24.90	0.32	(2.44)	(2.12)
Year ended April 30, 2021	25.28	0.39 (d)	(0.32)	0.07
Year ended April 30, 2020	24.25	0.55 (d)	1.03	1.58
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	For the period November 15, 2021 (commencement of operations) through April 30, 2022.
(g)	For the period April 24, 2024 (commencement of operations) through April 30, 2024.
(h)	Expressed as ‘‘—’’ as the income and/or expenses accrued for the class were considered immaterial for presentation purposes relative to the size of the class.

See notes to financial statements.

Distributions:					Supplemental data and ratios:
Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets Prior to Waivers (b)	Ratio of Expenses to Average Net Assets Net of Waivers(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$—	$29.60	13.89%	$1,818	1.16%	1.00%	0.34%	42%
(0.10)	(0.10)	25.99	21.63	1,216	1.22	1.00	0.47	98
(0.17)	(0.17)	21.45	0.44	490	1.23	1.00	0.71	79
(0.02)	(0.02)	21.54	(13.81)	313	1.73	1.00	0.61	35

$—	$—	$29.26	14.03%	$2,908	0.81%	0.75%	0.59%	42%
—	—	25.66	(1.31)	10	0.90	0.75	(2.27)	98

$—	$—	$29.67	14.03%	$135,301	0.88%	0.75%	0.64%	42%
(0.19)	(0.19)	26.02	21.92	104,909	0.96	0.75	0.75	98
(0.20)	(0.20)	21.50	0.67	78,358	0.99	0.75	1.00	79
(0.03)	(0.03)	21.56	(13.67)	69,487	0.89	0.75	0.68	35

$—	$—	$31.01	15.84%	$1,041	1.10%	1.00%	(0.06)%	45%
(0.01)	(0.01)	26.77	29.83	607	1.22	1.00	0.07	63
(0.05)	(0.05)	20.63	0.19	326	1.29	1.00	0.31	56
(0.01)	(0.01)	20.65	(17.38)	189	2.49	1.00	(0.12)	37

$—	$—	$31.10	16.00%	$166,366	0.85%	0.75%	0.22%	45%
(0.10)	(0.10)	26.81	30.15	126,674	0.95	0.75	0.32	63
(0.08)	(0.08)	20.68	0.41	74,556	1.04	0.75	0.55	56
(0.01)	(0.01)	20.68	(17.24)	42,789	0.99	0.75	0.15	37

$—	$—	$29.98	12.37%	$688	1.28%	1.00%	1.20%	70%
(0.28)	(0.28)	26.68	19.25	660	1.26	1.00	1.36	103
(0.37)	(0.37)	22.62	0.45	640	1.28	1.00	1.36	110
(0.05)	(0.05)	22.89	(8.27)	328	2.01	1.00	1.13	62

$—	$—	$30.08	12.53%	$69,508	1.02%	0.75%	1.45%	70%
(0.36)	(0.36)	26.73	19.50	68,846	0.99	0.75	1.61	103
(0.39)	(0.39)	22.69	0.71	62,625	1.03	0.75	1.64	110
(0.05)	(0.05)	22.92	(8.13)	60,314	0.91	0.75	1.55	62

$(0.30)	$(0.30)	$22.33	3.98%	$2,411	0.96%	0.96%	2.63%	15%
(0.43)	(0.43)	21.76	(0.02)	2,392	0.99	0.99	2.15	19
(0.33)	(0.33)	22.20	(0.22)	2,740	0.96	0.96	1.52	10
(0.28)	(0.28)	22.59	(8.79)	3,832	0.92	0.92	1.12	20
(0.34)	(0.34)	25.05	0.04	5,989	0.94	0.94	1.34	24
(0.48)	(0.48)	25.38	6.21	9,234	0.99	0.99	1.87	22

$(0.32)	$(0.32)	$22.22	4.15%	$201,652	0.70%	0.70%	2.89%	15%
(0.49)	(0.49)	21.64	0.22	190,818	0.73	0.73	2.44	19
(0.37)	(0.37)	22.08	0.04	152,266	0.74	0.74	1.75	10
(0.33)	(0.33)	22.45	(8.62)	146,882	0.72	0.72	1.31	20
(0.45)	(0.45)	24.90	0.26	181,279	0.70	0.70	1.54	24
(0.55)	(0.55)	25.28	6.60	142,421	0.65	0.65	2.24	22

See notes to financial statements.

STEWARD FUNDSFINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/ (Loss) from Investments	Total from Investment Operations
Steward Values Enhanced Large Cap Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$31.87	$0.08 (d)	$4.08	$4.16
Year ended April 30, 2024	27.19	0.20 (d)	5.49	5.69
Year ended April 30, 2023	40.35	0.28 (d)	(0.77)(e)	(0.49)
Year ended April 30, 2022	53.12	0.20 (d)	2.06	2.26
Year ended April 30, 2021	39.31	0.35 (d)	17.55	17.90
Year ended April 30, 2020	43.28	0.51 (d)	(3.41)	(2.90)
Class R6
Six months ended October 31, 2024 (Unaudited)	$25.47	$0.11 (d)	$3.27	$3.38
Year ended April 30, 2024	21.98	0.24 (d)	4.43	4.67
Year ended April 30, 2023	35.13	0.32 (d)	(0.76)(e)	(0.44)
Year ended April 30, 2022	47.97	0.36 (d)	2.02	2.38
Year ended April 30, 2021	35.83	0.51 (d)	15.92	16.43
Year ended April 30, 2020(f)	42.75	0.66 (d)	(6.40)	(5.74)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$31.72	$0.13 (d)	$4.05	$4.18
Year ended April 30, 2024	27.11	0.27 (d)	5.47	5.74
Year ended April 30, 2023	40.18	0.35 (d)	(0.73)(e)	(0.38)
Year ended April 30, 2022	52.95	0.33 (d)	2.07	2.40
Year ended April 30, 2021	39.23	0.45 (d)	17.54	17.99
Year ended April 30, 2020	43.16	0.65 (d)	(3.42)	(2.77)
Steward Values Enhanced Small-Mid Cap Fund
Class A
Six months ended October 31, 2024 (Unaudited)	$12.07	$0.06 (d)	$0.91	$0.97
Year ended April 30, 2024	10.97	0.09 (d)	1.52	1.61
Year ended April 30, 2023	14.33	0.12 (d)	(0.39)	(0.27)
Year ended April 30, 2022	17.52	0.07	(0.99)	(0.92)
Year ended April 30, 2021	10.54	0.04 (d)	7.49	7.53
Year ended April 30, 2020	13.94	0.07 (d)	(2.91)	(2.84)
Class R6
Six months ended October 31, 2024 (Unaudited)	$10.84	$0.07 (d)	$0.82	$0.89
Year ended April 30, 2024	9.91	0.11 (d)	1.38	1.49
Year ended April 30, 2023	13.26	0.15 (d)	(0.37)	(0.22)
Year ended April 30, 2022	16.37	0.13	(0.93)	(0.80)
Year ended April 30, 2021	9.87	0.08 (d)	7.01	7.09
Year ended April 30, 2020(g)	13.56	0.14 (d)	(3.24)	(3.10)
Institutional Class
Six months ended October 31, 2024 (Unaudited)	$12.44	$0.07 (d)	$0.94	$1.01
Year ended April 30, 2024	11.30	0.12 (d)	1.56	1.68
Year ended April 30, 2023	14.67	0.15 (d)	(0.41)	(0.26)
Year ended April 30, 2022	17.87	0.12	(1.02)	(0.90)
Year ended April 30, 2021	10.74	0.07 (d)	7.65	7.72
Year ended April 30, 2020	14.19	0.11 (d)	(2.98)	(2.87)
Amounts designated as "—" are $0 or have been rounded to $0.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(d)	Calculated based on average shares outstanding.
(e)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f)	Effective March 9, 2020, the share class had a one-for-five reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-five stock split.
(g)	Effective March 9, 2020, the share class had a one-for-two reverse stock split. Share amounts for the periods have been adjusted to give effect to the one-for-two stock split.

See notes to financial statements.

Distributions:						Supplemental data and ratios:
Net Investment Income	Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets (b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)

$—	$—	$—	$36.03	13.05%	$12,187	0.85%	0.48%	17%
(0.35)	(0.66)	(1.01)	31.87	21.16	10,644	0.86	0.67	7
(0.03)	(12.64)	(12.67)	27.19	1.41	9,708	0.84	0.84	8
(0.19)	(14.84)	(15.03)	40.35	1.19	11,640	0.84	0.38	35
(0.35)	(3.74)	(4.09)	53.12	47.01	28,751	0.82	0.75	32
(0.40)	(0.67)	(1.07)	39.31	(6.91)	39,094	0.84	1.18	32

$—	$—	$—	$28.85	13.27%	$1,912	0.50%	0.81%	17%
(0.52)	(0.66)	(1.18)	25.47	21.57	1,001	0.51	1.00	7
(0.07)	(12.64)	(12.71)	21.98	1.82	538	0.52	1.16	8
(0.38)	(14.84)	(15.22)	35.13	1.55	528	0.49	0.79	35
(0.55)	(3.74)	(4.29)	47.97	47.55	520	0.45	1.23	32
(0.51)	(0.67)	(1.18)	35.83	(6.63)	49,643	0.46	1.60	32

$—	$—	$—	$35.90	13.18%	$237,657	0.60%	0.72%	17%
(0.47)	(0.66)	(1.13)	31.72	21.44	219,979	0.61	0.92	7
(0.05)	(12.64)	(12.69)	27.11	1.73	199,959	0.61	1.07	8
(0.33)	(14.84)	(15.17)	40.18	1.45	206,747	0.58	0.64	35
(0.53)	(3.74)	(4.27)	52.95	47.40	368,701	0.55	0.97	32
(0.49)	(0.67)	(1.16)	39.23	(6.61)	306,875	0.52	1.51	32

$—	$—	$—	$13.04	8.04%	$43,410	0.82%	0.87%	13%
(0.09)	(0.42)	(0.51)	12.07	14.75	41,708	0.83	0.80	18
(0.09)	(3.00)	(3.09)	10.97	(1.44)	41,713	0.83	0.79	20
(0.09)	(2.18)	(2.27)	14.33	(6.35)	47,599	0.80	0.39	33
(0.06)	(0.49)	(0.55)	17.52	72.56	64,997	0.78	0.31	36
(0.10)	(0.46)	(0.56)	10.54	(21.24)	50,646	0.81	0.58	28

$—	$—	$—	$11.73	8.21%	$647	0.51%	1.18%	13%
(0.14)	(0.42)	(0.56)	10.84	15.10	389	0.53	1.09	18
(0.13)	(3.00)	(3.13)	9.91	(1.13)	311	0.54	1.08	20
(0.13)	(2.18)	(2.31)	13.26	(6.09)	402	0.53	0.67	33
(0.10)	(0.49)	(0.59)	16.37	73.12	125	0.47	0.52	36
(0.13)	(0.46)	(0.59)	9.87	(20.85)	46	0.50	1.11	28

$—	$—	$—	$13.45	8.12%	$171,476	0.61%	1.08%	13%
(0.12)	(0.42)	(0.54)	12.44	14.96	136,432	0.64	0.99	18
(0.11)	(3.00)	(3.11)	11.30	(1.28)	125,240	0.65	0.97	20
(0.12)	(2.18)	(2.30)	14.67	(6.15)	138,771	0.61	0.57	33
(0.09)	(0.50)	(0.59)	17.87	73.00	208,505	0.57	0.51	36
(0.12)	(0.46)	(0.58)	10.74	(21.05)	140,792	0.55	0.86	28

See notes to financial statements.

STEWARD FUNDSNOTES TO FINANCIAL STATEMENTS — October 31, 2024 (Unaudited)

Note 1
— Organization:

Steward Funds, Inc. (‘‘SFI’’), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified open-end management investment company. As of October 31, 2024, SFI is composed of ten separate operational funds, each a series of SFI (each a ‘‘Fund’’ and collectively the ‘‘Funds’’). The accompanying financial statements are presented for the following ten Funds:
Steward Covered Call Income FundSteward Equity Market Neutral FundSteward Global Equity Income FundSteward International Enhanced Index FundSteward Large Cap Core FundSteward Large Cap Growth FundSteward Large Cap Value FundSteward Select Bond FundSteward Values Enhanced Large Cap Fund (formerly, Steward Values-Focused Large Cap Enhanced Index Fund)Steward Values Enhanced Small-Mid Cap Fund (formerly, Steward Values-Focused Small-Mid Cap Enhanced Index Fund)
Each Fund may offer four classes of shares: ‘‘Class A’’, ‘‘Class C’’, ‘‘Class R6’’, and ‘‘Institutional Class’’ (each a ‘‘Class’’ and collectively the ‘‘Classes’’). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class has a different expense structure. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Classes. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.
The following share classes are available for purchase as of October 31, 2024:

Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	X	X	–	X
Steward Equity Market Neutral Fund	X	–	–	X
Steward Global Equity Income Fund	X	X	X	X
Steward International Enhanced Index Fund	X	–	X	X
Steward Large Cap Core Fund	X	–	X	X
Steward Large Cap Growth Fund	X	–	–	X
Steward Large Cap Value Fund	X	–	–	X
Steward Select Bond Fund	X	–	–	X
Steward Values Enhanced Large Cap Fund	X	–	X	X
Steward Values Enhanced Small-Mid Cap Fund	X	–	X	X
Note 2
— Investment Objectives and Strategies:

Steward Covered Call Income Fund seeks to provide dividend income and options premium income, with the potential for capital appreciation and less volatility than the broad equity market. The Fund invests primarily in common stocks of large capitalization U.S. companies, most of which pay dividends, with sufficient liquidity and option market interest to suggest that call options can readily be written on those securities. The Fund writes (sells) covered call options on those securities with the overall goal of providing options premium income and lowering volatility of the Fund’s portfolio when compared to the broader uncovered large capitalization securities market.
Steward Equity Market Neutral Fund seeks to provide long-term capital appreciation independent of the U.S. equity market. The Fund invests primarily in long and short positions in equity securities of large capitalization companies.
Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in U.S. and non-U.S. dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (‘‘DRs’’) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in DRs or dual listed securities representing securities of companies located or domiciled outside of the United States and allocates selectively between securities of developed market companies and emerging market companies.
Steward Large Cap Core Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization companies.
Steward Large Cap Growth Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization growth companies.
Steward Large Cap Value Fund seeks to provide long-term capital appreciation. The Fund invests primarily in equity securities of large capitalization value companies.
Steward Select Bond Fund seeks to provide high current income with capital appreciation. The Fund invests primarily in fixed income securities, such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.
Steward Values Enhanced Large Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to match the weightings of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.
Steward Values Enhanced Small-Mid Cap Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy. The Fund’s investments are allocated in an attempt to match the weightings of the Fund’s benchmark index, subject to the application of the Fund’s values-based screens and the reallocation of a portion of each screened security’s weighting in the benchmark index among certain remaining securities of companies that portfolio management believes exhibit positive values.
In pursuing their investment objectives, the Funds apply a comprehensive set of values-based screens to all of their portfolio investments.
Note 3
— Significant Accounting Policies:

SFI follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’) Topic 946 Financial Services — Investment Companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (‘‘GAAP’’) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ materially from those estimates. The following summarizes the significant accounting policies of the Funds.
Portfolio Valuation:  Fund investments are recorded at fair value. The Funds’ Board of Directors (the “Board”) has designated the Funds’ investment adviser, Crossmark Global Investments, Inc. (“Crossmark Global Investments” or the “Adviser”), to serve as the valuation designee to perform fair value determinations for applicable Fund investments and has approved the Adviser’s valuation procedures for the Funds. Fund investments are valued using various valuation methodologies, including the following:
Equity securities listed on a domestic exchange are valued at the official closing price or last trade price, or the last bid price if there was no trade that day. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last trade price, or the last bid price if there was no trade on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last trade price. Equity securities listed on a foreign exchange are valued at the official closing price or last trade price, or, if there was no trade that day, the last bid price or the mean of the last bid and asked prices, depending on the exchange. American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) listed on an exchange are priced at the official closing price or the last trade price. Open-end money market mutual funds are valued at net asset value per share. Exchange-traded equity options are valued at the (i) settlement price (official closing price) or last trade price, or, (ii) if there was no trade that day, at the mean of the last bid and asked prices. Prices are generally provided by approved third-party pricing services.
Domestic fixed income securities, including short-term instruments, are priced at an evaluated bid price provided by an approved third-party pricing service. Foreign fixed income securities are priced at the mean of evaluated bid and asked prices provided by an approved third-party pricing service. Third-party pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Short-term debt obligations (those with remaining maturities of 60 days or less) are valued at amortized cost.

If a Fund investment cannot be valued in accordance with the above valuation methodologies or other routine valuation methodologies established by the Adviser, the Adviser’s Valuation Committee will value the investment in accordance with the Adviser’s valuation procedures.
GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to the Adviser's valuation procedures, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy.
The following table presents a summary of inputs used to value the Funds’ investments as of October 31, 2024:

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Assets:
Security Type
Common Stocks*	$94,196,150	$—	$—	$94,196,150
Money Market Fund	751,153	—	—	751,153
Total Assets - Investments	$94,947,303	$ —	$ —	$94,947,303

Liabilities:
Other Financial Instruments^
Written Call Options	$(2,863,880)	$—	$—	$(2,863,880)
Total Liabilities - Other Financial Instruments	$(2,863,880)	$ —	$ —	$(2,863,880)

Steward Equity Market Neutral Fund
Assets:
Security Type
Common Stocks*	$91,852,910	$—	$—	$91,852,910
Money Market Funds	13,287,264	—	—	13,287,264
Total Assets - Investments	$105,140,174	$ —	$ —	$105,140,174

Liabilities:
Security Type
Common Stocks Sold Short*	$(89,843,021)	$—	$—	$(89,843,021)
Total Liabilities - Securities Sold Short	$(89,843,021)	$ —	$ —	$(89,843,021)

Steward Global Equity Income Fund
Assets:
Security Type
Common Stocks*	$372,289,504	$—	$—	$372,289,504
Preferred Stocks*	8,634,799	—	—	8,634,799
Money Market Fund	1,837,062	—	—	1,837,062
Total Assets - Investments	$382,761,365	$ —	$ —	$382,761,365

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward International Enhanced Index Fund
Assets:
Security Type
Common Stocks*	$197,253,869	$—	$—	$197,253,869
Preferred Stocks*	3,017,516	—	—	3,017,516
Money Market Fund	237,557	—	—	237,557
Total Assets - Investments	$200,508,942	$ —	$ —	$200,508,942

Steward Large Cap Core Fund
Assets:
Security Type
Common Stocks*	$139,606,914	$—	$—	$139,606,914
Money Market Fund	125,639	—	—	125,639
Total Assets - Investments	$139,732,553	$ —	$ —	$139,732,553

Steward Large Cap Growth Fund
Assets:
Security Type
Common Stocks*	$166,803,532	$—	$—	$166,803,532
Money Market Fund	188,402	—	—	188,402
Total Assets - Investments	$166,991,934	$ —	$ —	$166,991,934

Steward Large Cap Value Fund
Assets:
Security Type
Common Stocks*	$70,132,195	$—	$—	$70,132,195
Money Market Fund	86,629	—	—	86,629
Total Assets - Investments	$70,218,824	$ —	$ —	$70,218,824

Steward Select Bond Fund
Assets:
Security Type
Corporate Bonds*	$—	$124,299,313	$—	$124,299,313
Municipal Bonds	—	5,006,352	—	5,006,352
U.S. Government Agencies	—	38,519,223	—	38,519,223
U.S. Government Agency Mortgage-Backed Obligations	—	3,953,252	—	3,953,252
U.S. Treasury Obligations	—	25,773,984	—	25,773,984
Money Market Fund	4,674,477	—	—	4,674,477
Total Assets - Investments	$4,674,477	$197,552,124	$ —	$202,226,601

Steward Values Enhanced Large Cap Fund
Assets:
Security Type
Common Stocks*	$251,443,690	$—	$—	$251,443,690
Rights*	—	—	— **	—
Money Market Fund	540,662	—	—	540,662
Total Assets - Investments	$251,984,352	$ —	$ —	$251,984,352

	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Values Enhanced Small-Mid Cap Fund
Assets:
Security Type
Common Stocks*	$215,316,932	$—	$—	$215,316,932
Rights*	—	—	— **	—
Money Market Fund	216,991	—	—	216,991
Total Assets - Investments	$215,533,923	$ —	$ —	$215,533,923

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, preferred stocks, and rights segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.
As of October 31, 2024, there were no significant Level 3 holdings for the Funds.
Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds’ investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Dividends and Distributions to Shareholders: Dividends from net investment income, if any, from Steward Equity Market Neutral Fund, Steward International Enhanced Index Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund, Steward Values Enhanced Large Cap Fund and Steward Values Enhanced Small-Mid Cap Fund are declared and paid annually, generally in December. Dividends from net investment income, if any, from Steward Global Equity Income Fund and Steward Select Bond Fund are declared and paid quarterly. Steward Covered Call Income Fund declares and pays a monthly dividend distribution which may consist of net investment income and/or short-term capital gains. For all Funds, net realized long-term and short-term capital gains, if any, are declared and distributed at least annually, generally in December, except that, as noted, Steward Covered Call Income Fund may pay short-term capital gains as part of its monthly dividend distribution.
Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
The notional amount of written options outstanding at October 31, 2024 was $82,328,250. The monthly average notional amount for written options contracts for the period May 1, 2024 through October 31, 2024 was $70,903,996. The net rebates are recognized as a component of investment income on the Statements of Operations.
Transactions in derivative instruments reflected on the Statements of Assets and Liabilities and Statements of Operations, categorized by risk exposure, as of October 31, 2024, are:

		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value
Steward Covered Call Income Fund	Equity Risk Options Contracts	Written options at fair value	$(2,863,880)

		Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains on options transactions	Change in unrealized appreciation on options transactions
Steward Covered Call Income Fund	Equity Risk	$1,638,808	$97,463
Federal Income Taxes: The Funds intend to continue to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
As of and during the period ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For all open tax years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
Allocation of Expenses: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.
Foreign Securities: Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.
Affiliated Securities Transactions: Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by Crossmark Global Investments. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, as described in the Portfolio Valuation Note above. During the period ended October 31, 2024, the Funds did not engage in any Rule 17a-7 transactions.
Short Sales: When Steward Equity Market Neutral Fund takes a short position, it sells at the current market price a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund buys the same stock in the market and returns it to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.
The Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. The Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.
When-Issued Securities: Steward Select Bond Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., ‘‘when issued”) consistent with the Fund's ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however, the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.
Note 4
— Investment Advisory and Other Agreements:

Crossmark Global Investments, a wholly-owned subsidiary of Crossmark Global Holdings, Inc. (‘‘Crossmark Global Holdings’’), serves as investment adviser to the Funds. Crossmark Global Investments provides investment advisory services to investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement between the

Adviser and SFI, on behalf of the Funds. Crossmark Global Investments receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, Crossmark Global Investments has full discretion to manage the assets of the Funds in accordance with their investment objectives.
As compensation for its services as investment adviser, each Fund pays Crossmark Global Investments, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Fund, at the following annual rates:
Steward Covered Call Income Fund	Steward Large Cap Growth Fund
— 0.625% of the first $1 billion	— 0.50% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.45% of the next $1 billion
— 0.40% of assets over $2 billion
Steward Equity Market Neutral Fund	Steward Large Cap Value Fund
— 1.00% of the first $1 billion	— 0.50% of the first $1 billion
— 0.90% of the next $1 billion	— 0.45% of the next $1 billion
— 0.80% of assets over $2 billion	— 0.40% of assets over $2 billion
Steward Global Equity Income Fund	Steward Select Bond Fund
— 0.625% of the first $1 billion	— 0.315% of the first $1 billion
— 0.5625% of assets over $1 billion	— 0.2835% of assets over $1 billion
Steward International Enhanced Index Fund	Steward Values Enhanced Large Cap Fund
— 0.365% of the first $1 billion	— 0.215% of the first $1 billion
— 0.3285% of assets over $1 billion	— 0.1935% of assets over $1 billion
Steward Large Cap Core Fund	Steward Values Enhanced Small-Mid Cap Fund
— 0.50% of the first $1 billion	— 0.215% of the first $1 billion
— 0.45% of the next $1 billion	— 0.1935% of assets over $1 billion
— 0.40% of assets over $2 billion

With respect to each Fund listed below, Crossmark Global Investments has entered into an expense limitation agreement. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by each Class of a Fund in any fiscal year exceed the expense limit for such Class of the Fund, such excess amount will be the liability of the Adviser. Brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies, and extraordinary expenses are excluded from the expense limitation agreement. The expense limitation agreement may be terminated by the Board at any time and will terminate automatically upon the termination of the Advisory Agreement. As of October 31, 2024, the contractual expense limitations were as follows:

In effect through August 31, 2025
Fund	Class A	Class C	Class R6	Institutional Class
Steward Covered Call Income Fund	1.25%	2.00%	N/A	1.00%
Steward Equity Market Neutral Fund	2.25%	N/A	N/A	2.00%
Steward Large Cap Core Fund	1.00%	N/A	0.75%	0.75%
Steward Large Cap Growth Fund	1.00%	N/A	N/A	0.75%
Steward Large Cap Value Fund	1.00%	N/A	N/A	0.75%

Steward Covered Call Income Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund and Steward Large Cap Value Fund have agreed to repay fees and expenses that were contractually waived or reimbursed by the Adviser for a period up to three years following the date on which such waiver or reimbursement was made to the extent such repayments would not cause the ordinary operating expenses of a Class to exceed the expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment, whichever is lower. Any amounts repaid by the Fund and recouped by the Adviser during the year are reflected on the Statements of Operations as ‘‘Recoupment of prior expenses reimbursed by the Adviser.’’ There were no contingent liabilities related to these recoupments as of October 31, 2024.
From time to time, the Adviser may voluntarily waive fees or reimburse expenses of a Fund. These voluntary waivers or reimbursements may be terminated at any time at the option of the Adviser. For the period ended October 31, 2024, the Adviser did not voluntarily waive or reimburse expenses of a Fund.
As of October 31, 2024, the amounts subject to repayment by the Funds in subsequent years under the expense limitation agreement were as follows:

	Class A				Class C
	April 30,				April 30,
Fund	2025	2026	2027	2028	2025	2026	2027	2028
Steward Covered Call Income Fund	$364	$2,729	$2,900	$2,318	$1,899	$3,132	$3,174	$1,259
Steward Large Cap Core Fund	596	1,044	1,387	1,216	N/A	N/A	N/A	N/A
Steward Large Cap Growth Fund	523	791	827	461	N/A	N/A	N/A	N/A
Steward Large Cap Value Fund	554	1,428	1,753	932	N/A	N/A	N/A	N/A

	Class R6				Institutional Class
	April 30,				April 30,
Fund	2025	2026	2027	2028	2025	2026	2027	2028
Steward Covered Call Income Fund	N/A	N/A	N/A	N/A	$171,448	$195,807	$170,218	$74,856
Steward Large Cap Core Fund	N/A	N/A	— *	308	43,204	171,201	179,928	84,852
Steward Large Cap Growth Fund	N/A	N/A	N/A	N/A	46,460	170,571	186,429	78,668
Steward Large Cap Value Fund	N/A	N/A	N/A	N/A	40,551	167,245	169,802	91,079

*Amount rounds to less than $1.00.
Crossmark Global Investments serves as the administrator of the Funds. For its administration and compliance services, Crossmark Global Investments receives a monthly fee from each Fund calculated at the annual rate of 0.075% of the first $1 billion of the average daily net assets of that Fund and 0.0675% of assets over $1 billion.

Crossmark Distributors, Inc. (‘‘Crossmark Distributors’’) serves as the distributor of the Funds’ shares. Crossmark Distributors is an affiliate of Crossmark Global Investments, and both are wholly-owned subsidiaries of Crossmark Global Holdings.
Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows each Fund, out of assets attributable to Class A shares, to compensate Crossmark Distributors at an annual rate of 0.25% for its services in connection with the sale and distribution of Class A shares and for services to Class A shareholders.  The Plan allows each Fund, out of assets attributable to Class C shares, to compensate Crossmark Distributors at an annual rate of 1.00% for its services in connection with the sale and distribution of Class C shares and for services to Class C shareholders.  Because these fees are paid out of Class A and Class C assets on an ongoing basis over time these fees will increase the cost of your investment in Class A and Class C shares and may cost you more than paying other types of sales charges. Institutional Class and Class R6 shares are not subject to the Plan.
Each of the Funds has also adopted a Sub-Accounting Services Plan with respect to its Class A, Class C and Institutional Class shares, which provides that each Fund shall reimburse Crossmark Distributors out of the assets of the Fund attributable to the applicable Class for payments by Crossmark Distributors to certain third party providers that assist in the servicing of certain group accounts in which Fund shareholders of the applicable Class participate. For asset-based fee arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, 0.20% of the average daily net assets of the applicable Class of the Fund. For per-account arrangements between Crossmark Distributors and third party providers, the amounts payable to Crossmark Distributors may not exceed, on an annual basis, $20 per account. These fees are in addition to fees payable under the Service and Distribution Plan. Class R6 shares are not subject to the Sub-Accounting Services Plan.
Certain officers and directors of the Funds are also officers and/or directors of Crossmark Global Investments and/or Crossmark Distributors.
Foreside Fund Officer Services, LLC (‘‘Foreside’’) provides principal financial officer services to the Funds by making available a senior financial professional who serves as Treasurer of the Funds. Foreside receives a monthly fee from the Funds for the services provided and is also reimbursed by the Funds for certain out-of-pocket expenses.
The Northern Trust Company (‘‘Northern Trust’’) acts as fund accounting and sub-administration services provider for each Fund. Under the terms of the Fund Administration and Accounting Services Agreement, Northern Trust is paid annual class fees which shall apply to each additional class of shares of each Fund that has more than a single share class, and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.05% on the first $500 million of the Funds’ aggregate average daily net assets. The rate then declines to 0.04% on the next $500 million of aggregate average daily net assets, and to 0.03% on the next $1 billion of aggregate average daily net assets, and to 0.02% on aggregate average daily net assets over $2 billion thereafter subject to certain minimums and additional fees. Northern Trust receives additional fees for sub-administration services and reimbursement of certain expenses. Northern Trust also serves as the Funds’ transfer agent and is paid annual class and per account fees.
Note 5
— Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2024, were as follows:

Fund	Purchases	Sales
Steward Covered Call Income Fund	$67,077,055	$57,375,918
Steward Equity Market Neutral Fund	110,226,888	101,996,878
Steward Global Equity Income Fund	62,676,055	58,547,396
Steward International Enhanced Index Fund	115,743,983	136,992,797
Steward Large Cap Core Fund	72,400,977	54,375,116
Steward Large Cap Growth Fund	93,330,367	68,549,578
Steward Large Cap Value Fund	47,681,429	53,587,258
Steward Select Bond Fund	21,571,100	11,624,010
Steward Values Enhanced Large Cap Fund	40,710,498	48,155,889
Steward Values Enhanced Small-Mid Cap Fund	48,625,901	25,009,834
Purchases and sales of U.S. government securities for the period ended October 31, 2024, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$15,363,665	$16,388,225

Note 6
— Federal Income Tax Information:

As of October 31, 2024, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) on investments, including written call options and short positions, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Covered Call Income Fund	$94,323,382	$452,713	$(2,692,672)	$(2,239,959)
Steward Equity Market Neutral Fund	10,807,586	18,999,337	(14,509,770)	4,489,567
Steward Global Equity Income Fund	323,377,849	71,325,206	(11,941,690)	59,383,516
Steward International Enhanced Index Fund	197,311,972	15,068,554	(11,871,584)	3,196,970
Steward Large Cap Core Fund	119,228,343	22,380,664	(1,876,454)	20,504,210
Steward Large Cap Growth Fund	140,651,546	27,754,878	(1,414,490)	26,340,388
Steward Large Cap Value Fund	61,082,646	10,301,301	(1,165,123)	9,136,178
Steward Select Bond Fund	214,017,812	655,315	(12,446,526)	(11,791,211)
Steward Values Enhanced Large Cap Fund	186,929,379	73,790,973	(8,736,000)	65,054,973
Steward Values Enhanced Small-Mid Cap Fund	191,283,349	45,511,600	(21,261,026)	24,250,574
The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.
The tax character of distributions paid during the fiscal year ended April 30, 2024, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distribution Paid
Steward Covered Call Income Fund	$7,490,773	$309,756	$7,800,529
Steward Equity Market Neutral Fund	3,307,659	71,701	3,379,360
Steward Global Equity Income Fund	9,872,251	—	9,872,251
Steward International Enhanced Index Fund	7,408,142	1,881,815	9,289,957
Steward Large Cap Core Fund	666,625	—	666,625
Steward Large Cap Growth Fund	360,146	—	360,146
Steward Large Cap Value Fund	1,079,176	—	1,079,176
Steward Select Bond Fund	3,925,894	—	3,925,894
Steward Values Enhanced Large Cap Fund	3,581,015	5,103,424	8,684,439
Steward Values Enhanced Small-Mid Cap Fund	1,936,402	5,932,082	7,868,484
In addition to the Ordinary and Capital Gains distribution, during the fiscal year ended April 30, 2024, the following Funds had permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the disallowance of a net operating loss resulting in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

Fund	Ordinary Income	Short-term Capital Gain	Long-term Capital Gain	Total Equalization
Steward Global Equity Income Fund	$266,310	$420,071	$397,694	$1,084,075
Steward International Enhanced Index Fund	195,253	—	985,153	1,180,406
Steward Values Enhanced Large Cap Fund	32,307	11,721	601,237	645,265
Steward Values Enhanced Small-Mid Cap Fund	16,006	20,122	383,381	419,509

As of April 30, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
Steward Covered Call Income Fund	$1,219,964	$1,745,519	$2,965,483	$(70,735)	$(3,149,852)	$(255,104)
Steward Equity Market Neutral Fund	1,190,355	288,350	1,478,705	—	6,506,039	7,984,744
Steward Global Equity Income Fund	3,458,540	2,003,901	5,462,441	—	43,264,712	48,727,153
Steward International Enhanced Index Fund	1,620,840	8,178,025	9,798,865	—	12,711,184	22,510,049
Steward Large Cap Core Fund	176,379	—	176,379	(3,732,266)	10,032,044	6,476,157
Steward Large Cap Growth Fund	24,337	938,265	962,602	—	15,366,928	16,329,530
Steward Large Cap Value Fund	325,210	—	325,210	(1,179,582)	7,764,462	6,910,090
Steward Select Bond Fund	728,005	—	728,005	(3,837,094)	(17,763,895)	(20,872,984)
Steward Values Enhanced Large Cap Fund	682,357	9,318,198	10,000,555	—	45,182,181	55,182,736
Steward Values Enhanced Small-Mid Cap Fund	577,055	6,123,651	6,700,706	—	14,203,045	20,903,751
As of the end of the fiscal year ended April 30, 2024, the following Funds had capital loss carry forwards (‘‘CLCFs’’) as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF is offset.
CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Covered Call Income Fund	$—	$—	$—
Steward Equity Market Neutral Fund	—	—	—
Steward Global Equity Income Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Large Cap Core Fund	3,732,266	—	3,732,266
Steward Large Cap Growth Fund	—	—	—
Steward Large Cap Value Fund	1,179,582	—	1,179,582
Steward Select Bond Fund	99,363	3,737,731	3,837,094
Steward Values Enhanced Large Cap Fund	—	—	—
Steward Values Enhanced Small-Mid Cap Fund	—	—	—
During the tax year ended April 30, 2024, the following Funds utilized capital loss carryforwards as follows:

Fund	Total
Steward International Enhanced Index Fund	$1,377,690
Steward Large Cap Core Fund	5,803,584
Steward Large Cap Growth Fund	4,953,712
Steward Large Cap Value Fund	4,812,230
Note 7
— Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2024, Assemblies of God Financial Services Group DBA AGFinancial, the parent company of Crossmark Global Holdings, through its subsidiary, Steward Financial Holdings, Inc., had effective voting control over SFI and each of the Funds, with the exception of Steward Equity Market Neutral Fund, Steward Global Equity Income Fund and Steward Values Enhanced Small-Mid Cap Fund. In addition, as of October 31, 2024, the following were record owners of the approximate amounts of each Fund listed below. Record ownership is not necessarily the same as beneficial ownership. The percentages below include shares over which Assemblies of God Financial Services Group DBA AGFinancial has voting control.

		Percent Owned
Steward Covered Call Income Fund	MSCS Financial Services, LLC	44%
Steward Covered Call Income Fund	National Financial Services LLC	27%

Steward Equity Market Neutral Fund	MSCS Financial Services, LLC	37%
Steward Equity Market Neutral Fund	National Financial Services LLC	28%
Steward Equity Market Neutral Fund	Charles Schwab & Co., Inc.	29%

Steward Global Equity Income Fund	National Financial Services LLC	33%

Steward International Enhanced Index Fund	MSCS Financial Services, LLC	35%
Steward International Enhanced Index Fund	National Financial Services LLC	35%

Steward Large Cap Core Fund	MSCS Financial Services, LLC	57%

Steward Large Cap Growth Fund	MSCS Financial Services, LLC	51%

Steward Large Cap Value Fund	MSCS Financial Services, LLC	43%

Steward Select Bond Fund	MSCS Financial Services, LLC	51%
Steward Select Bond Fund	National Financial Services LLC	34%

Steward Values Enhanced Large Cap Fund	MSCS Financial Services, LLC	45%
Steward Values Enhanced Large Cap Fund	National Financial Services LLC	34%

Steward Values Enhanced Small-Mid Cap Fund	MSCS Financial Services, LLC	35%
Steward Values Enhanced Small-Mid Cap Fund	National Financial Services LLC	33%

Note 8
— Commitments and Contingencies

Under the Funds' organizational documents, the Funds' current and former officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with service providers and other third parties that may provide for certain indemnifications. The Funds' maximum exposure under these indemnification provisions is unknown and may include future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.
Note 9
  — Subsequent Events:

Management has evaluated subsequent events through the date these financial statements were issued.
There were no events that require adjustment or disclosure for the period subsequent to October 31, 2024 through the date of issuance of these financial statements.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)

There were no changes in or disagreements with the Funds' accountants during the period ended October 31, 2024.

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)

There were no matters submitted for vote by shareholders of any Fund during the period ended October 31, 2024.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)

The applicable aggregate remuneration paid by each Fund during the period ended October 31, 2024 is included in the Statements of Operations.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

The Board of Directors (the “Board”) of Steward Funds, Inc. (“SFI”), including the Independent Directors, approved the renewal of the Investment Advisory Agreement (the “Agreement”) with Crossmark Global Investments, Inc. (the “Adviser” and together with its affiliates, “Crossmark”), on behalf of the following series of SFI (each a “Fund” and collectively, the “Funds”):
Steward Covered Call Income FundSteward Equity Market Neutral FundSteward Global Equity Income FundSteward International Enhanced Index FundSteward Large Cap Core FundSteward Large Cap Growth FundSteward Large Cap Value FundSteward Select Bond FundSteward Small Cap Growth FundSteward Values-Focused Large Cap Enhanced Index Fund (now known as Steward Values Enhanced Large Cap Fund)Steward Values-Focused Small-Mid Cap Enhanced Index Fund (now known as Steward Values Enhanced Small-Mid Cap Fund)
The Board approved the renewal of the Agreement for each Fund at a meeting held on May 22, 2024 (the “Meeting”). The Board determined for each Fund that the renewal of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided by the Adviser and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. In advance of and during the Meeting, the Board, including the Independent Directors, reviewed materials provided by Crossmark that, among other things, outlined: the investment advisory, administration, compliance and other services provided by Crossmark to each Fund (including the relevant personnel responsible for these services and their experience); performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds (the “Performance Group”) and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source; the advisory fee rate schedule payable by each Fund as compared to fees payable by a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge; the expense ratios compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses incurred in providing services to each Fund and the potential for the Adviser to realize economies of scale, if any; profitability and other financial data for Crossmark; and any other benefits to Crossmark from the Adviser’s relationship with the Funds.
In considering the renewal of the Agreement for each Fund, the Independent Directors met with SFI counsel independent of management and of the interested Directors to review and discuss the materials received from Crossmark. The Board asked questions and applied its business judgment to determine whether the arrangement between SFI and the Adviser continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided and all considered with respect to the Agreement, the Board had received sufficient information to renew the Agreement for each Fund. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Adviser manages the Fund and knowing the Fund’s advisory fee rate and other expenses.
Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by the Adviser to each Fund under the Agreement. The Board considered that the Adviser is responsible for investment advice, portfolio management, including the implementation of each Fund’s values-based screening policies, and brokerage allocation, among other services under the Agreement. The Board also noted that the Adviser provides administration and compliance services, including maintaining the Funds’ compliance program, under a separate Administration Agreement. The Board considered the background and experience of the Crossmark employees responsible for providing the investment advisory, values-based screening, administration, legal, compliance and other services to the Funds.

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

At the Meeting, the Board discussed each Fund’s performance. The Board noted that, at each quarterly Board meeting, it receives performance reporting for each Fund from the Adviser and also meets with senior personnel from the Adviser’s investment management team to discuss each Fund’s performance. The Board considered each Fund’s investment performance over the one-, three-, five- and ten-year periods ended February 29, 2024, as applicable, and considered each Fund’s performance compared to the performance of relevant benchmark index(es) and its Performance Group and Performance Universe. The Board took into account that the Adviser, in implementing the Funds’ investment strategies, applies the Funds’ values-based screens and considered that it receives information from the Adviser throughout the year regarding the impact of the values-based screens on the Funds’ performance. In addition, the Board considered the Adviser’s discussion of instances of relative outperformance and underperformance. With respect to Steward Small Cap Growth Fund, the Board considered the Adviser’s recommendation that the Fund be liquidated and terminated and the Adviser’s discussion of the rationale for its recommendation, including, among other factors noted, the Fund’s lack of prospects for achieving future growth and its relative underperformance.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to each Fund by the Adviser under the Agreement have been and are expected to remain satisfactory and that the Adviser has managed each Fund consistent with its investment objective, policies and restrictions.
Fees and Expenses.  The Board considered the advisory fee rate schedule payable by each Fund under the Agreement for the services provided. The Board received and reviewed information showing the advisory fee rates and expense ratios of the peer funds in the Expense Groups. The Board noted that, with respect to comparing each Fund’s advisory fee rate under the Agreement to the advisory fee rates of the peer funds in its Expense Group, Broadridge included the fee rate for administration and compliance services provided under the Administration Agreement in the advisory fee rate for each Fund. Based on the information provided, the Board noted that each Fund’s advisory fee rate was within a reasonable range of its Expense Group median.  With respect to the Expense Groups, the Board, at the Meeting, discussed with the Adviser limitations in creating peer groups for the Funds and considered alternative peer groups for the Funds provided by the Adviser for purposes of fee and expense comparisons. The Board also considered information provided by the Adviser regarding advisory fee rates charged to other Adviser clients, managed through different structures and forms but with similar investment objectives and policies as the Funds, noting the Adviser’s discussion of the differences in services and asset flows, as well as legal, compliance and operational resources and risks, associated with sponsoring and managing the Funds as compared to such other clients, among other differences identified by the Adviser that limit the comparability of the fees charged to such other clients. For each of Steward Covered Call Income Fund, Steward Equity Market Neutral Fund, Steward Large Cap Core Fund, Steward Large Cap Growth Fund, Steward Large Cap Value Fund and Steward Small Cap Growth Fund, the Board considered that the Adviser had contractually agreed to waive fees and/or reimburse expenses through at least August 31, 2025 to limit total annual operating expenses for the Fund, subject to the ability to recapture previously waived fees and/or reimbursed expenses under certain circumstances for a three-year period. Based on the information provided and all considered, the Board concluded that the advisory fee rate schedule for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Adviser to each Fund under the Agreement.
Profitability.  The Board received the financial statements of Crossmark and information regarding the estimated profitability to Crossmark under the Agreement for each Fund. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided and all considered, the Adviser’s profitability level for the Funds was not unreasonable.
Economies of Scale.  The Board considered whether there are any potential economies of scale with respect to the management of each Fund under the Agreement and whether each Fund may benefit from any economies of scale under the Agreement. The Board noted the Adviser’s statement that it anticipates its expenses will increase during the next twelve months as it seeks to hire additional personnel. The Board noted that each Fund’s advisory fee rate schedule includes breakpoints that offer reasonable economies of scale that may benefit the Fund if and as assets grow. Based upon the information provided and all considered, the Board concluded that the advisory fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may exist in the management of the Fund at current asset levels and reasonably foreseeable future asset levels.
Other Benefits to the Adviser and Its Affiliates.  The Board considered the character and amount of other benefits, incidental or otherwise, received by Crossmark as a result of the Adviser’s relationship with the Funds. The Board noted that Crossmark Distributors, Inc. (“Crossmark Distributors”), an affiliate of the Adviser, serves as SFI’s principal underwriter and distributor. The Board also noted that, under the Administration Agreement, the Adviser provides administration and compliance services to the Funds. The Board considered payments under the Funds’ Rule 12b-1 plan to Crossmark Distributors for distribution services as well as payments to the Adviser for administration and compliance services under the Administration Agreement. In addition, the Board

Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

considered benefits to the Adviser related to any applicable shared services and related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker-dealers. The Board considered these other benefits in reaching its conclusion that each Fund’s advisory fee rate schedule under the Agreement is reasonable.
Conclusion.  Based upon the information provided and all considered and the conclusions reached, the Board, including the Independent Directors, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that continuation of the Agreement for each Fund is in the best interests of each Fund. No single factor was determinative in the Board’s analysis. For Steward Small Cap Growth Fund, the Board noted that, at the Meeting, it approved the liquidation and termination of the Fund on or around August 23, 2024 and considered that the continuation of the Agreement for the Fund would facilitate the orderly liquidation of the Fund.

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crossmarkglobal.com

STEWARD FUNDS

SEMI-ANNUAL REPORT

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Values Enhanced Large Cap Fund Steward Values Enhanced Small-Mid Cap Fund

S T E W A R D F U N D S

Distributed by:

Crossmark Distributors, Inc.

15375 Memorial Dr, Suite 200 Houston, TX 77079 888-845-6910 stewardfunds@crossmarkglobal.com

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-2(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Not applicable.

(a)(3) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Steward Funds, Inc.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: December 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert C. Doll
Robert C. Doll
President
(Principal Executive Officer)

Date: December 26, 2024

By: /s/ Monique D. Labbe
Monique D. Labbe
Treasurer
(Principal Financial Officer)

Date: December 26, 2024